Zweig
Series Trust


               WE MANAGE YOUR MONEY WITH AS MUCH
               EMPHASIS ON RISK CONTROL AS ON
               SEEKING SUPERIOR RETURNS.


                                                       ==================
                                                          EACH OF THE
=====================================================     ZWEIG MUTUAL
                                                          FUNDS POSTED
                                                          SOLID GAINS
                                     THE KEY FOR          IN 1997.
                                     US HAS ALWAYS
                                     BEEN TO REMAIN
                                     IN GEAR WITH
                                     THE MAJOR
                                     TREND OF
                                     THE MARKET.




                           ============================
                               1997 ANNUAL REPORT
                           ============================

TABLE OF CONTENTS

Shareholder Letter                                                            1
The little boy who didn't grow up
  to be 13 feet tall                                                          2
Zweig Strategy Fund                                                           4
Zweig Appreciation Fund                                                       6
Zweig Managed Assets                                                          8
Zweig Growth & Income Fund                                                   10
Zweig Foreign Equity Fund                                                    12
Zweig Government Fund                                                        13
Zweig Cash Fund                                                              13
Standardized Performance                                                     14
Statement of Net Assets                                                      15
Statement of Operations                                                      39
Statement of Changes in Net Assets                                           40
Notes to Financial Statements                                                42
Financial Highlights                                                         46
Report of Independent Accountants                                            48

================================================================================

This report has been prepared for the information of shareholders of Zweig Series Trust and is not authorized for use unless preceded or accompanied by a current prospectus. The prospectus includes information regarding the Trust's sales charges, expenses, objectives, policies, management, performance and other information. Please read it carefully before you invest or send money. Call Zweig at 1-800-272-2700 to obtain additional copies of the prospectus.

The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The shorter the time period of your investment, the greater the possibility of loss. Fund shares are not deposits or obligations of, or insured or guaranteed by, the U.S. government, any financial institution, the Federal Deposit Insurance Corporation, or any other agency, entity or person.




Dear Fellow Shareholder:

I am pleased to report that each of the Zweig Mutual Funds posted solid gains for 1997:

================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Zweig Strategy Fund
A Shares ..............................................................    18.1%
  Domestic mid-sized and large-company stocks
--------------------------------------------------------------------------------
Zweig Appreciation Fund
A Shares ..............................................................    23.8%
  Domestic small-company stocks
--------------------------------------------------------------------------------
Zweig Managed Assets
A Shares ..............................................................    15.5%
  Global stocks and bonds
--------------------------------------------------------------------------------
Zweig Growth & Income
Fund A Shares .........................................................    23.1%
  Domestic high-dividend and high-growth stocks
--------------------------------------------------------------------------------
Returns do not include any initial or contingent deferred sales charges.
================================================================================

The performance of each of these funds, of Zweig Government Fund, and of the new Zweig Foreign Equity Fund is discussed in greater detail on the following pages.

We entered 1997 cautiously postured due largely to poor readings in our monetary research and very bullish investor sentiment--something we regard as bearish. At the outset of 1997, there were signs that the economy was heating up and that inflationary pressures were building. In an effort to cool the economy down, the Federal Reserve hiked interest rates in February. This had a negative impact on bond prices; (when interest rates go up, bond prices decline). The yield on the 30-year Treasury bond rose from 6.64% at the beginning of the year to 7.17% in April. While the stock market shrugged off these events and kept rising, monetary conditions--which receive the major weighting in our research--still dictated caution. This left us somewhat underinvested, waiting for the monetary tide to turn.

By mid-year, it was becoming more apparent that we were in an economic "sweet spot," with low and declining inflation and solid corporate profits. The Fed decided not to raise rates at its meetings in May and July, and the bond market greeted the news warmly. With the bond market rallying, interest rates declining and market momentum strong, our research got more positive. We began to gradually increase our market exposure. By September 30, our domestic equity funds were 85% invested.

The currency and economic crisis in Southeast Asia that began in the summer eventually took its toll on our stock market, as many investors grew concerned that

U.S. exports and corporate earnings would suffer. By the end of October, the S&P 500 Index and the Dow Jones Industrial Average experienced their first double-digit correction on a closing basis since the bull market started back in 1990.

We entered the decline 85% invested, and stood pat because our monetary research actually improved through the decline. Our sentiment research was helped by the correction, as many investors turned bearish almost overnight. We increased our market exposure to a fully invested posture following the correction. With a slower economy and a flight to quality, the bond market rallied while the stock market dropped--and interest rates declined to their lowest levels in more than 10 years. Our fully invested position combined with strong stock selection served us well, and each of our domestic funds did better in the second half of the year than in the first.

While in retrospect it would have been great had we been more bullish sooner, our research did not give us room to take on the incremental risk. Instead, we maintained the disciplined, flexible and risk-averse approach for which you hired us.

We enter 1998 fully invested and open-minded about what's in store for the new year. The key for us has always been to be in gear with the major trend of the market. If our indicators continue to show low risk, we will remain bullishly postured. If conditions deteriorate, we'll take steps to reduce our exposure to the market. Most importantly, we will manage your money with as much emphasis on risk control as on seeking superior returns.

Our portfolio managers comment on the performance of each of the Zweig Mutual Funds beginning on page four. Please visit us on the internet at www.zweig.com.

Everyone here at Zweig Mutual Funds joins me in wishing you a happy and prosperous new year.

Sincerely,
==========================
/s/ Martin E. Zweig. Ph.D.       [PHOTOGRAPH]
==========================

MARTIN E. ZWEIG, Ph.D.
President
January 16, 1998


BY MID-YEAR, IT WAS BECOMING MORE APPARENT THAT WE WERE IN AN ECONOMIC "SWEET SPOT," WITH LOW AND DECLINING INFLATION AND SOLID CORPORATE PROFITS.


Watch Marty Zweig on PBS's
Wall $treet Week With Louis Rukeyser.

THE LITTLE BOY WHO DIDN'T GROW

================================================================================

Once upon a time, there was a little boy who, on his eighth birthday, was delighted to find that he'd grown six inches in the past year.

Using his newly acquired third-grade arithmetic skills, the lad was able to calculate that at his present rate of growth he would be 13 feet tall by the time he was 24! He foresaw a brilliant future for himself in the NBA.

Alas, the boy had fallen victim to the fallacy of extrapolation. His arithmetic was fine, as far as it went, but his premise was fundamentally flawed. He assumed he could go on growing at the same rate, and of course he couldn't.

Neither, if history is any guide, can the stock market.

In the three calendar years that ended December 31, 1997, the Standard & Poor's 500 Index--comprised of stocks that make up about 70% of total U.S. stock market capitalization--posted an average annual gain of 31.0%, including reinvested dividends. This return was nearly three times that of the long-term average for stocks. This is a stunning accomplishment, made even more so by the length of time that has elapsed without a single bear market--more than seven years!

Given the unprecedented length and strength of the current bull market, even grown-ups can fall victim to the fallacy of extrapolation. So at Zweig, we think this is a perfect time for investors to give their expectations a reality check.

Successful investors know that mutual fund investing is a marathon, not a sprint. There's a lot more to success than making a lot of money in a bull market. Protecting the greater part of those gains--that is, limiting losses in major market downturns--is the indispensable other side of the equation.

================================================================================

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

AVERAGE ANNUAL TOTAL RETURN 1926-1997 ..................................   10.9%

S&P 500 Index 1995-1997 ................................................   31.0%


Source: Ned Davis Research

================================================================================

UP TO BE 13 FEET TALL                                         A CAUTIONARY
                                                              FABLE

================================================================================

That's where Zweig Mutual Funds come in.

We can't predict what the market will do in 1998--and neither can anyone else. Perhaps this year will be just as terrific as the historic last three. But the eternal truth of the market cycle is that bull markets are always followed at some point by bear markets--and vice versa. Our approach is designed for conservative investors who have no desire to ride the markets all the way down, in order to earn the privilege of riding them all the way up again.

Zweig Mutual Funds are intended for long-term investors--people who plan to hold their mutual funds through bull markets and through bear markets.

We believe that the more spectacular the market's gains, the more valuable our approach becomes. As our long-term returns illustrate, we have been able to make money for our shareholders in rising markets. But as the risk profile of our funds reveals, we seek to earn our keep by managing risk in times of trouble.

Many so-called experts are calling this a "new era" and claiming that the law of market cycles has been repealed. We would love for that to be the case, but we're not willing to make a major bet with your hard-earned money that it is. That's why we remain prepared for good markets--and bad.


                                                            [GRAPHIC OMITTED]

ZWEIG STRATEGY FUND

================================================================================

For 1997, the fund's Class A Shares returned 18.1% with an average market exposure of 68%. The fund captured 72% of the return of the Lipper Growth Fund Average, which gained 25.3%. The S&P 500 Index, which beat 90% of all active money managers in `97, was up 33.4%. The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) both returned 17.3% for the year. For the fourth quarter, the fund surpassed its peers. The fund's Class A, B and C Shares were up 1.5%, 1.4% and 1.4%, respectively, while the Lipper Growth Fund Average was down 1.1%. The S&P 500 gained 2.8% for the quarter.

     Bigger was better in early 1997 and the S&P 500, which is dominated by large-company stocks, beat most active managers by a wide margin. Our performance reflects the fact that we held more medium-sized companies. The S&P Midcap 400 Index lagged the S&P 500 by 7.6 percentage points during the first six months. Our gain was also limited by our market exposure, which was below 60% for most of the first half as the risk of an overheating economy and Federal Reserve tightening kept our research cautious.

     But fundamentals and relative value came to the fore in the second half of 1997, and the performance of our stock selection model picked up, greatly improving our results. Our stock picking, which focuses on stocks selling at low prices relative to their growth characteristics, benefited in the second half from exposure to utilities, airlines, and brokerage stocks. Energy stocks, however, continued to lag the market and our position in the group restrained results. We took full advantage of the improvement in stock selection as we raised market exposure consistently through the second half of the year. During this period, the S&P Midcap 400 and the Strategy Fund outperformed the S&P 500 and the Lipper Growth Fund Average.

     We've just closed the books on the fourth straight year in which the average stock fund failed to beat the S&P 500. As difficult a time as active money managers have had recently, there have been periods such as the late 1970s, when managers beat the S&P 500. We feel confident that the pendulum will ultimately swing back in that direction, though perhaps not right away. For one thing, valuations do not currently argue for smaller-company investing. For another, a flat yield curve (i.e. a narrow spread between short-term interest rates and long-term interest rates), which is currently in force, generally has the effect of slowing the economy. A slower economy, in turn, tends to affect larger companies less than smaller companies.

     Please see page 14 for additional performance information.


                                        /s/ David Katzen

                                        DAVID KATZEN
                                        Senior Vice President
                                        January 16, 1998

================================================================================

                         A risk-averse approach to the
                         growth potential of mid-sized
                            and large-company stocks

================================================================================

Quotron Symbols:

     ZSTAX / ZSTBX / ZSTCX

Assets as of 12/31/97:

               $ 1.23 Billion
Portfolio Manager:

               David Katzen

[PHOTOGRAPH]====================================================================

Our stock picking, which focuses on stocks selling at low prices relative to their growth characteristics, benefited in the second half from exposure to utilities, airlines, and brokerage stocks.

THE BOTTOM LINE     Since  its  inception,  the  fund  has  captured  83% of the returns of its peers with one of the lowest risk profiles in its category.

================================================================================
PERFORMANCE for the year ended 12/31/97*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Zweig Strategy Fund A Shares ...........................................   18.1%
--------------------------------------------------------------------------------
Lipper Growth Fund Average .............................................   25.3%
--------------------------------------------------------------------------------
S&P 500 Index ..........................................................   33.4%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 68%
============================

================================================================================
PERFORMANCE annualized since inception (12/29/89)*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Zweig Strategy Fund A Shares ...........................................   12.3%
--------------------------------------------------------------------------------
Lipper Growth Fund Average++ ...........................................   14.8%
--------------------------------------------------------------------------------
S&P 500 Index ..........................................................   16.6%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 67%
============================

================================================================================
ASSET MIXES for 1997o

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

January 1
Stocks .................................................................   59%
Cash ...................................................................   41%

June 30
Stocks .................................................................   62%
Cash ...................................................................   38%

December 31
Stocks .................................................................  100%

================================================================================
PORTFOLIO STATISTICS as of 12/31/97+

                                   Zweig Strategy Fund       Average Growth Fund
                                   ===================       ===================
Price/Earnings Ratio                      15.8                      27.6
--------------------------------------------------------------------------------
Price/Book Ratio                           2.7                       5.5
--------------------------------------------------------------------------------
3-Year Earnings Growth                    22.4                      23.7
--------------------------------------------------------------------------------
3-Year Beta                               0.51                      0.91
--------------------------------------------------------------------------------
3-Year Standard Deviation                 9.13                     15.67
--------------------------------------------------------------------------------
5-Year Standard Deviation                 8.57                     13.90
--------------------------------------------------------------------------------

================================================================================

================================================================================
TOP INDUSTRY GROUPS as of 12/31/97**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Energy ..............................................................    17.0%
Non-Bank Financial ..................................................    16.6%
Consumer Cyclical ...................................................    13.6%
Transportation ......................................................    10.6%
Utilities ...........................................................    10.2%
Basic Materials .....................................................     9.3%
Capital Goods .......................................................     9.2%
Technology ..........................................................     5.8%
Consumer Staples ....................................................     4.6%
Health Care .........................................................     1.3%

================================================================================


* Returns do not include any initial or contingent deferred sales charges. The Lipper Growth Fund Average is based on the total return of 202 funds since inception and 827 funds for the one-year period--the number of funds in existence for the respective periods. The annualized return for the Class B Shares since their inception on 4/8/96 is 14.6%. The annualized return for the Class C Shares since their inception on 2/4/92 is 12.3%.

++   The period measured is from 12/31/89 due to Lipper's weekly data.

o For purposes of determining asset mix, the fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

** Percentage of the stock portion of the fund only; does not take into account the fund's cash or futures position.

+ Source: Morningstar Principia. Three-year earnings growth is historical, and pertains to the stocks in the fund, not the fund as a whole. P/E ratio is the average for the fund's equity component. Beta measures a fund's volatility relative to the market. Standard deviation is a measure of how much a fund's monthly returns vary from its average return over time.

ZWEIG APPRECIATION FUND

================================================================================

For 1997, the fund's Class A Shares returned 23.8% with an average market exposure of 68%. The fund surpassed the 20.7% return of the Lipper Small-Company Fund Average and the 22.4% gain of the Russell 2000 Index. The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) both returned 23.0% for the year. For the fourth quarter the fund's Class A, B, and C Shares were up 1.2%, 1.0% and 1.0%, respectively, while the Lipper Small-Company Fund Average was down 4.9% and the Russell 2000 fell 3.4%.

     We are pleased with our 1997 results. We were able to beat our benchmarks and our peer group average with only two-thirds of our assets in stocks. Most small-cap funds remain virtually fully invested in bull and bear markets. We outperformed them while exposing you to less risk.

     Though our market exposure remained below 60% for almost the entire first half, we lost only minimal ground to our benchmarks and our fully invested brethren. That's because of strong stock selection and the fact that the minor March-April market pullback hit many small-company managers hard, as technology stocks were devastated. (This is a group in which we were, and continue to be, underweighted.) Our stock selection remained strong in the second half as we increased investment exposure, ultimately to 100%. Our most rewarding holdings during the year were in the financial and capital goods sectors.

     The last two years have given a good glimpse of the value of our risk-averse approach to small-company investing. Over the period, our A Shares were up an average annual 19.5%. This compares to annual rates of return of 19.3% and 20.4%, respectively, for the Russell 2000 and the Lipper Small-Company Fund Average. That we were able to achieve these results while staying true to our risk-averse philosophy, in a period without a single bear market, puts us in excellent position to reach our goal: above-average returns with less volatility over a full market cycle.

     Though our asset allocation research presently calls for a fully invested posture, our long-term results place us among the leaders in risk control among small-company funds. Our stock selection contributes to our low risk profile. The price/earnings ratio of the stocks in our portfolio is among the lowest 1% of all small-company funds. (The average price/earnings ratio for these funds is an alarming 26.9, while ours is 16.8.) Our standard deviation and beta are similarly lower than 96% of our peers. But most importantly, as with all Zweig funds, our approach to small-company investing comes equipped with an exit strategy should risk conditions change.

     Please see page 14 for additional performance information.


                                        /s/ David Katzen

                                        DAVID KATZEN
                                        Senior Vice President
                                        January 16, 1998

================================================================================

                            A risk-averse approach to
                             the growth potential of
                              small-company stocks

================================================================================

Quotron Symbols:

         ZAPAX/ZAPBX/ZAPCX

Assets as of 12/31/97:

             $ 567 Million

Portfolio Manager:

              David Katzen

[PHOTOGRAPH]====================================================================


Our stock selection remained strong in the second half as we increased investment exposure, ultimately to 100%. Our most rewarding holdings during the year were in the financial and capital goods sectors.

THE BOTTOM LINE     Since  its  inception,  the  fund  has  captured  82% of the returns of its peers with one of the lowest risk profiles in its category.

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PERFORMANCE for the year ended 12/31/97*

Zweig Appreciation Fund - A Shares ....................................    23.8%
--------------------------------------------------------------------------------
Lipper Small Company - Fund Average ...................................    20.7%
--------------------------------------------------------------------------------
Russell 2000 - Index ..................................................    22.4%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 68%
============================

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


PERFORMANCE annualized since inception (10/7/91)*

Zweig Appreciation Fund - A Shares ....................................    14.4%
--------------------------------------------------------------------------------
Lipper Small Company - Fund Average++ .................................    17.5%
--------------------------------------------------------------------------------
Russell 2000 - Index ..................................................    17.3%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 66%
============================

================================================================================

     [THE FOLLOWING WAS RESPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL.]

ASSET MIXES for 1997o

January 1
Stocks ................................................................      60%
Cash ..................................................................      40%

June 30
Stocks ................................................................      62%
Cash ..................................................................      38%

December 31
Stocks ................................................................     100%

================================================================================

PORTFOLIO STATISTICS as of 12/31/97+

                           Zweig Appreciation Fund    Average Small-Company Fund
                           =======================    ==========================
Price/Earnings Ratio                16.8                         26.9
--------------------------------------------------------------------------------
Price/Book Ratio                     2.5                          4.2
--------------------------------------------------------------------------------
3-Year Earnings Growth              28.0                         24.7
--------------------------------------------------------------------------------
3-Year Beta                         0.44                          0.75
--------------------------------------------------------------------------------
3-Year Standard Deviation           9.02                         19.18
--------------------------------------------------------------------------------
5-Year Standard Deviation           8.26                         16.23
--------------------------------------------------------------------------------

================================================================================

    [THE FOLLOWING WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

TOP INDUSTRY GROUPS as of 12/31/97**


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Non-Bank Financial ..................................................    19.1%
Capital Goods .......................................................    14.9%
Consumer Cyclical ...................................................    14.9%
Basic Materials .....................................................    11.2%
Utilities ...........................................................    11.0%
Energy ..............................................................     8.3%
Technology ..........................................................     6.0%
Transportation ......................................................     5.8%
Banking .............................................................     3.3%
Consumer Staples ....................................................     3.1%

================================================================================

* Returns do not include any initial or contingent deferred sales charges. The Lipper Small-Company Fund Average is based on the total return of 94 funds since inception and 460 funds for the one-year period--the number of funds in existence for the respective periods. The annualized return for the Class B Shares since their inception on 4/8/96 is 19.7%. The annualized return for the Class C Shares since their inception on 2/4/92 is 12.7%.

++   The period measured is from 10/10/91 due to Lipper's weekly data.

o For purposes of determining asset mix, the fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

** Percentage of the stock portion of the fund only; does not take into account the fund's cash or futures position.

+ Source: Morningstar Principia. Three-year earnings growth is historical, and pertains to the stocks in the fund, not the fund as a whole. P/E ratio is the average for the fund's equity component. Beta measures a fund's volatility relative to the market. Standard deviation is a measure of how much a fund's monthly returns vary from its average return over time.

ZWEIG MANAGED ASSETS
================================================================================

We are pleased to report that the fund surpassed its peer-group average in 1997. The fund's Class A Shares returned 15.5% for the 12 months, while the Lipper Global Flexible Fund Average gained 11.6%. The fund's average asset mix for the year was 47% stocks, 27% bonds and 26% cash. The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) both returned 14.7%. Even more striking, in the difficult fourth quarter, the fund's Class A, B and C Shares posted slight gains of 0.2%, 0.02% and 0.09%, respectively. The Lipper Global Flexible Fund Average, in contrast, was down 3.0%.

     Early in the fourth quarter of 1997, stocks declined around the world, and the fund was able to illustrate vividly the value of risk control. Our foreign country models picked up rising interest rates in Europe and Asia, as well as deteriorating market momentum. We reduced our exposure to many countries before much of the damage occurred, and therefore had almost no exposure to the Far East going into that region's currency and market crises.

     The flexibility of our approach helped us again once the foreign markets started to recover. Our models in several European countries improved to the point that we increased our positions as those markets rallied. Italy and Spain, especially, shook off the crisis of October and went on to perform well. Italy is benefiting from a strong economy, low inflation, and a rapidly falling budget deficit-to-GDP ratio. We increased our positions in Germany and France as interest rates began to decline in those countries. However, we are still in a wait-and-see mode when it comes to Asia. Interest rates will need to fall, currencies stabilize and momentum turn positive before we can make a significant commitment to Asian stocks.

     In the U.S., we have been bullish all quarter on stocks and bonds. After the U.S. market declined, we bought stocks at lower prices and were slightly positive for the quarter, while many other funds suffered losses. Our U.S. bond model is at its most bullish reading. The equity and currency market turbulence led to something of a flight to quality, as investors bought bonds, driving prices up and yields down to their lowest level in nearly two years. The duration--sensitivity to changes in interest rates--of our U.S. bonds is presently 6.7 years--its highest reading in 1997.

     We were hedged against currency risk nearly everywhere this quarter, which helped insulate us from most currency crises. This active currency management is one more means by which we seek to manage risk. It helps distinguish us from many similar funds that don't hedge currencies.

     Please see page 14 for additional performance information.



                                        /s/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        First Vice President
                                        January 16, 1998

================================================================================

                            A risk-averse approach to
                              domestic and foreign
                                stocks and bonds

================================================================================

Quotron Symbols:

     ZMAAX / ZMABX / ZMACX

Assets as of 12/31/97:

     $ 539 Million

Portfolio Manager:

     Carlton Neel

[PHOTOGRAPH]====================================================================

We reduced our exposure to many countries before much of the damage occurred, and therefore had almost no exposure to the Far East going into that region's currency and market crises.

 THE BOTTOM LINE    Since  its  inception,  the  fund  has  captured  91% of the returns of its peers with one of the lowest risk profiles in its category.
================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PERFORMANCE for the year ended 12/31/97*

Zweig Managed Assets A Shares .......................................    15.5%
--------------------------------------------------------------------------------
Lipper Global Flexible Fund Average .................................    11.6%
--------------------------------------------------------------------------------

==============================================
AVERAGE MARKET EXPOSURE: 47% Stocks, 27% Bonds
==============================================

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


PERFORMANCE annualized since inception (2/8/93)*

Zweig Managed Assets A Shares .........................................    10.1%
--------------------------------------------------------------------------------
Lipper Global Flexible Fund Average++ .................................    11.1%
--------------------------------------------------------------------------------

==============================================
AVERAGE MARKET EXPOSURE: 35% Stocks, 32% Bonds
==============================================

================================================================================

     [THE FOLLOWING WAS RESPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL.]

ASSET MIXES for 1997o

January 1
Stocks ................................................................      45%
Cash ..................................................................      32%
Bonds .................................................................      23%

June 30
Stocks ................................................................      54%
Cash ..................................................................      14%
Bonds .................................................................      32%

December 31
Stocks ................................................................      51%
Cash ..................................................................      12%
Bonds .................................................................      37%

================================================================================

COUNTRY ALLOCATIONS as of 12/31/97

                                       Stocks                       Bonds
                                       ======                       =====
  United States                         28.2%                       19.2%
--------------------------------------------------------------------------------
  Belgium                                1.0                         0.0
--------------------------------------------------------------------------------
  Denmark                                1.1                         1.0
--------------------------------------------------------------------------------
  Finland                                0.9                         1.0
--------------------------------------------------------------------------------
  France                                 3.1                         2.9
--------------------------------------------------------------------------------
  Germany                                3.8                         2.9
--------------------------------------------------------------------------------
  Italy                                  2.5                         2.1
--------------------------------------------------------------------------------
  Mexico                                 1.0%                        0.0%
--------------------------------------------------------------------------------
  Netherlands                            1.0                         0.9
--------------------------------------------------------------------------------
  Norway                                 1.0                         1.0
--------------------------------------------------------------------------------
  Spain                                  3.3                         2.0
--------------------------------------------------------------------------------
  Sweden                                 0.0                         2.0
--------------------------------------------------------------------------------
  Switzerland                            1.1                         0.0
--------------------------------------------------------------------------------
  United Kingdom                         2.6                         2.3
                                       ======                       =====
  TOTAL                                 50.6%                       37.3%
                                       ======                       =====

================================================================================

* Returns do not include any initial or contingent deferred sales charges. The Lipper Global Flexible Fund Average is based on the total return of 17 funds since inception and 84 funds for the one-year period--the number of funds in existence for the respective periods. The annualized return for the Class B Shares since their inception on 4/8/96 is 13.8%. The annualized return for the Class C Shares since their inception on 2/8/93 is 9.3%.

++   The period measured is from 2/11/93 due to Lipper's weekly data.

o For purposes of determining asset mix, the fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

ZWEIG GROWTH & INCOME FUND

================================================================================

For 1997, the fund's Class A Shares returned 23.1% despite an average market exposure of only 68%. That is, the fund captured 86% of the return of the Lipper Growth & Income Fund Average (which gained 27.0%) with an average of only two-thirds of its assets in stocks. The S&P 500 Index, which beat 90% of all active money managers in `97, was up 33.4%.

     The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) returned 22.3% and 22.2%, respectively, for the year. For the fourth quarter, the fund surpassed its peer group average. The fund's Class A, B and C Shares were up 2.3%, 2.1% and 2.1%, respectively, while the Lipper Growth & Income Fund Average gained 0.8%. The S&P 500 gained 2.8% for the quarter.

     The portfolio is approximately evenly divided between growth stocks (stocks with above- average earnings growth) and high dividend-yield stocks (companies with above-average payouts and favorable dividend growth). Our goal is to construct a portfolio that should appeal to investors who are as concerned with managing risk as they are interested in growth. We use two separate models to help us pick stocks for the fund. One model searches for growth stocks, the other for high-yield stocks. We believe this approach offers us an advantage. When growth stocks, for example, are in favor, the growth portion of our portfolio can contribute more strongly to the fund's overall return than would a portfolio made up only of stocks with both growth and income characteristics.

     Our  approach  was quite  successful  in the fund's  first  full year.  The outperformance of growth stocks in general--and the ones we own in particular--during the second and third quarters of 1997 boosted our returns. Although we had a low market exposure for the first half of the year, we were able to capture the bulk of the gains of the average fund for the full year, giving us a good start toward accomplishing our long-term goal of superior risk-adjusted returns.

     Our portfolio's largest holdings are presently in the capital goods, consumer cyclical, financial and utility sectors. These holdings are allowing us to achieve the growth exposure that we need--the annual earnings growth of the stocks we own is 23%, while the earnings growth of the average growth & income fund is less than 21%. The portfolio also demonstrates a price-to-book value ratio of about half that of the average growth & income fund. And we've been able to achieve a growth/value balance while keeping half our portfolio in stocks with above-average dividend yields.

     Please see page 14 for additional performance information.



                                        /s/ David Katzen

                                        DAVID KATZEN
                                        Senior Vice President
                                        January 16, 1998

================================================================================

                             A risk-averse approach
                              to growth stocks and
                           high dividend-yield stocks

================================================================================

Quotron Symbols:

     ZGIAX / ZGIBX / ZGICX

Assets as of 12/31/97:

     $ 34 Million

Portfolio Manager:

     David Katzen

[PHOTOGRAPH]====================================================================

Our goal is to construct a portfolio that should appeal to investors who are as concerned with managing risk as they are interested in growth.

THE BOTTOM LINE     Since  its  inception,  the  fund  has  captured  82% of the returns of its peers with one of the lowest risk profiles in its category.

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PERFORMANCE for the year ended 12/31/97*

Zweig Growth & Income Fund - A Shares .................................    23.1%
--------------------------------------------------------------------------------
Lipper Growth & Income - Fund Average .................................    27.0%
--------------------------------------------------------------------------------
S&P 500 - Index .......................................................    33.4%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 68%
============================

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PERFORMANCE annualized since inception (11/26/96)*

Zweig Growth & Income Fund - A Shares .................................    21.3%
--------------------------------------------------------------------------------
Lipper Growth & Income - Fund Average++ ...............................    26.1%
--------------------------------------------------------------------------------
S&P 500 - Index .......................................................    27.7%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 72%
============================

================================================================================

     [THE FOLLOWING WAS RESPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL.]

ASSET MIXES for 1997o

January 1
Stocks ................................................................      60%
Cash ..................................................................      40%

June 30
Stocks ................................................................      62%
Cash ..................................................................      38%

December 31
Stocks ................................................................      99%
Cash ..................................................................       1%

================================================================================

PORTFOLIO STATISTICS as of 12/31/97+

                         Zweig Growth & Income Fund    Avg. Growth & Income Fund
                         ==========================    =========================

Price/Earnings Ratio                18.4                         24.9
--------------------------------------------------------------------------------
Price/Book Ratio                     2.7                          5.0
--------------------------------------------------------------------------------
3-Year Earnings Growth              23.2                         20.7
--------------------------------------------------------------------------------

================================================================================

    [THE FOLLOWING WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

TOP INDUSTRY GROUPS as of 12/31/97**


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Utilities ...........................................................    18.9%
Consumer Cyclical ...................................................    18.8%
Non-Bank Financial ..................................................    13.2%
Capital Goods .......................................................    13.0%
Energy ..............................................................    12.7%
Basic Materials .....................................................     8.6%
Consumer Staples ....................................................     6.0%
Transportation ......................................................     5.0%
Technology ..........................................................     1.5%
Health Care .........................................................     1.2%

================================================================================

* Returns do not include any initial or contingent deferred sales charges. The Lipper Growth & Income Fund Average is based on the total return of 592 funds since inception and 615 funds for the one-year period--the number of funds in existence for the respective periods. The annualized return for the Class B Shares and the Class C Shares since their inception on 11/26/96 is 20.5% and 20.4%, respectively.

++   The period measured is from 11/27/96 due to Lipper's weekly data.

o For purposes of determining asset mix, the fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

** Percentage of the stock portion of the fund only; does not take into account the fund's cash or futures position.

+ Source: Morningstar Principia. Three-year earnings growth is historical, and pertains to the stocks in the fund, not the fund as a whole. P/E ratio is the average for the fund's equity component.

ZWEIG FOREIGN EQUITY FUND
================================================================================

Our newest fund began operating in the midst of a worldwide stock market crisis. Our low market exposure and risk-averse approach helped us avoid most of the losses. From its inception on November 24 through year-end, the fund's Class A Shares posted a gain of 1.1% with an average market exposure of 53%. The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) both returned 1.0%. For the same period, the Lipper International Fund Average returned 1.5%.

     The fund applies the risk-averse Zweig approach to investing in non-U.S. stocks. We have the flexibility to adjust our market exposure and currency exposure in the more than 20 countries in which the fund invests. If each country's model were completely bullish or positive, the bulk of the fund's assets would be invested in Europe, with slightly less than a third in the Asia-Pacific region. The fund also may invest in Canada, Mexico and South Africa. We expect to remain hedged against currency risk about two-thirds of the time, on average.

     At the time of the fund's inception, most of our foreign country models were calling for caution. Since we saw risk all around the globe, we launched the fund with a market exposure of only 21%. December brought recovery in several European countries, and that is where we are now buying stocks. Our market exposure at year-end was up to 66%, reflecting our improving outlook on Europe. We will continue to steer clear of most of Asia until conditions improve there.

     Please see page 14 for additional performance information.



                                        /s/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        First Vice President
                                        January 16, 1998

================================================================================

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

PERFORMANCE cumulative return since inception 11/24/97*

Zweig Foreign Equity Fund - A Shares .................................     1.1%
--------------------------------------------------------------------------------
Lipper International - Fund Average++ ................................     1.5%
--------------------------------------------------------------------------------

============================
AVERAGE MARKET EXPOSURE: 53%
============================

================================================================================

     [THE FOLLOWING WAS RESPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ASSET MIXES for 1997o

December 31
Stocks ................................................................      66%
Cash ..................................................................      34%

================================================================================

                            A risk-averse approach to
                            international (non-U.S.)
                                 equity markets

================================================================================

Quotron Symbols:

     ZFEAX / ZFEBX / ZFECX

Assets as of 12/31/97:

     $ 3 Million

Portfolio Manager:

     Carlton Neel

[PHOTOGRAPH]====================================================================

COUNTRY ALLOCATIONS
as of 12/31/97

                                                                          Stocks
                                                                          ======

Australia                                                                  2.3%
--------------------------------------------------------------------------------
Austria                                                                    2.4
--------------------------------------------------------------------------------
Belgium                                                                    2.8
--------------------------------------------------------------------------------
France                                                                     6.5
--------------------------------------------------------------------------------
Germany                                                                    6.7
--------------------------------------------------------------------------------
Italy                                                                      5.5
--------------------------------------------------------------------------------
Mexico                                                                     2.6
--------------------------------------------------------------------------------
Netherlands                                                                4.7
--------------------------------------------------------------------------------
Spain                                                                      6.7
--------------------------------------------------------------------------------
Sweden                                                                     4.3
--------------------------------------------------------------------------------
Switzerland                                                                5.4
--------------------------------------------------------------------------------
U.K.                                                                       6.3
--------------------------------------------------------------------------------
Other                                                                     10.3
--------------------------------------------------------------------------------
TOTAL                                                                     66.5%
                                                                          ====

================================================================================

* Returns do not include any initial or contingent deferred sales charges. The Lipper International Fund Average is based on the total return of 491 funds. The cumulative return for both the Class B Shares and the Class C Shares since their inception on 11/24/97 is 1.0%.

++   The period measured is from 11/26/97 due to Lipper's weekly data.

o For purposes of determining asset mix, the fund's stock futures position is treated as reducing or increasing stock exposure and increasing or reducing cash.

ZWEIG GOVERNMENT FUND
================================================================================

The fund benefited from a bull market in bonds, with which we were in gear in the second half of 1997. For the 12 months, the fund's Class A Shares returned 8.4%, versus 8.8% for the Lipper U.S. Government Fund Average. The fund's Class B and C Shares (which have no initial sales charge but bear higher expenses) returned 7.6% and 7.9%, respectively. During the bond market's strong fourth quarter, the fund's Class A, B and C Shares returned 3.4%, 3.1% and 3.3%, respectively, surpassing the 3.0% returned by the Lipper U.S. Government Fund Average.

     Bonds enjoyed a flight to quality--money moving from stocks into bonds--during the second half of 1997. As the turmoil of foreign markets spread to the U.S., many investors bought bonds in an attempt to protect their investments. This buying resulted in the lowest yields for long-term bonds since January of 1996.

     Our bond model responded to the bull market early, causing us to increase our duration to 6.1 years, a fairly high reading for us. Although the fund lagged the market for the first six months, we enjoyed the gains of the second half and almost kept pace with our peers for the full year.

     Please see page 16 for additional performance information.



                                        /s/ Carlton B. Neel

                                        CARLTON B. NEEL
                                        First Vice President
                                        January 16, 1998

================================================================================

                               Monthly income from
                           U.S. Government securities

================================================================================

Quotron Symbols:

     ZGVAX / ZGVBX / ZGVCX

Assets as of 12/31/97:

     $ 41 Million

Portfolio Manager:

     Carlton Neel

[PHOTOGRAPH]====================================================================

PERFORMANCE through 12/31/97*

                                           Zweig Government Fund    Lipper U.S. Government
                                                 A Shares             Bond Fund Average
                                           =====================    ======================
One Year                                           8.4%                      8.8%
------------------------------------------------------------------------------------------
Annualized since inception (3/25/85)**             7.2%                      8.4%
------------------------------------------------------------------------------------------

================================================================================

===============
ZWEIG CASH FUND
===============

The net yield of Zweig Cash Fund for the 12 months ended December 31, 1997, was:
4.86% for Class A and C Shares
4.16% for Class B Shares, and
5.10% for Class M Shares.

================================================================================

* Returns do not include any initial or contingent deferred sales charges. The Lipper U.S. Government Bond Fund Average is based on the total return of 20 funds since inception and 179 funds for the one-year period--the number of funds in existence for the respective periods. The annualized return for the Class B Shares since their inception on 4/8/96 is 6.8%. The annualized return for the Class C Shares since their inception on 2/4/92 is 5.4%.

++   The period measured is from 3/31/85 due to Lipper's weekly data.

** Zweig/Glaser Advisers assumed responsibility for managing the fund on September 1, 1989.

ZWEIG SERIES TRUST
================================================================================
Average annual returns through 12/31/97

====================================================================================================================================
ZWEIG STRATEGY FUND
===================
                                Class A Shares (ZSTAX)          Class B Shares (ZSTBX)                Class C Shares (ZSTCX)
                                ----------------------          ----------------------                ----------------------
                 from inception                              from inception                from inception
                   (12/29/89)      five year    one year       (4/8/96)        one year       (2/4/92)       five year     one year
                 -------------------------------------------------------------------------------------------------------------------
           Before
    sales charges    12.3%           14.2%        18.1%          14.6%           17.3%          12.3%          13.4%         17.3%
-----------------    ----            ----         ----           ----            ----           ----           ----          ----
After all charges
     and expenses    11.5%           12.9%        11.6%          11.9%           11.5%          12.3%          13.4%         15.8%
====================================================================================================================================
ZWEIG APPRECIATION FUND
=======================
                                Class A Shares (ZAPAX)          Class B Shares (ZAPBX)                Class C Shares (ZAPCX)
                                ----------------------          ----------------------                ----------------------
                 from inception                              from inception                from inception
                   (10/7/91)      five year    one year       (4/8/96)        one year       (2/4/92)       five year     one year
                 -------------------------------------------------------------------------------------------------------------------
           Before
    sales charges    14.4%           14.8%        23.8%          19.7%           23.0%          12.7%          14.0%         23.0%
-----------------    ----            ----         ----           ----            ----           ----           ----          ----
After all charges
     and expenses    13.4%           13.5%        17.0%          16.9%           16.8%          12.7%          14.0%         21.5%
====================================================================================================================================
ZWEIG MANAGED ASSETS
====================
                                  Class A Shares (ZMAAX)             Class B Shares (ZMABX)           Class C Shares (ZMACX)
                                  ----------------------             ----------------------           ----------------------
                               from inception                     from inception                   from inception
                                  (2/8/93)       one year            (4/8/96)      one year           (2/8/93)      one year
                 -------------------------------------------------------------------------------------------------------------------
           Before
    sales charges                   10.1%         15.5%                13.8%        14.7%                9.3%        14.7%
-----------------                   ----          ----                 ----         ----                ----         ----
After all charges
     and expenses                    8.8%          9.1%                11.2%         8.9%                9.3%        13.2%
====================================================================================================================================
ZWEIG GROWTH & INCOME FUND
==========================
                                  Class A Shares (ZGIAX)             Class B Shares (ZGIBX)           Class C Shares (ZGICX)
                                  ----------------------             ----------------------           ----------------------
                               from inception                     from inception                   from inception
                                (11/26/96)       one year          (11/26/96)      one year         (11/26/96)      one year
                 -------------------------------------------------------------------------------------------------------------------
           Before
    sales charges                   21.3%         23.1%                20.5%        22.3%               20.4%        22.2%
-----------------                   ----          ----                 ----         ----                ----         ----
After all charges
     and expenses                   15.2%         16.4%                16.1%        16.2%               20.4%        20.6%
====================================================================================================================================
ZWEIG GOVERNMENT FUND
======================
                              Class A Shares (ZGVAX)            Class B Shares (ZGVBX)                Class C Shares (ZGVCX)
                              ----------------------            ----------------------                ----------------------
                                                             from inception                  from inception
                     ten year      five year     one year       (4/8/96)        one year        (2/4/92)      five year     one year
                 -------------------------------------------------------------------------------------------------------------------
           Before
    sales charges     7.0%            5.7%         8.4%           6.8%            7.6%           5.4%           5.1%          7.9%
-----------------    ----            ----         ----           ----            ----           ----           ----          ----
After all charges
     and expenses     6.5%            4.7%         3.3%           4.3%            2.2%           5.4%           5.1%          6.5%


Returns  assume that all  dividends and capital  gains are  reinvested.  Class A
Share returns reported above include the effect of the 5.5% maximum initial sales charge (4.75% for Zweig Government Fund). Class B Share returns include the maximum contingent deferred sales charge (CDSC) of 5.0% for redemptions made one year or less from date of purchase. Class C Shares, sold with no initial sales charge, are subject to a 1.25% CDSC if sold within 12 months of purchase. Class C Share one-year returns reported above assume that a 1.25% CDSC was paid. Aggregate annual service and distribution fees are 0.30% for Class A Shares, 1.0% for Class B Shares, and 1.0% for Class C Shares (0.75% for Zweig Government
Fund).

ZWEIG STRATEGY FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                    Number            Value
                                                   of Shares         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS: 92.22%
 Aerospace: 0.21%
 Precision Castparts Corp. ..................           3,400     $      205,063
 Thiokol Corp. ..............................          29,600          2,405,000
                                                                  --------------
                                                                       2,610,063
                                                                  --------------
 Air Freight: 1.95%
 Airborne Freight Corp. .....................         227,500         14,133,438
*Federal Express Corp. ......................         162,400          9,916,550
                                                                  --------------
                                                                      24,049,988
                                                                  --------------
 Airlines: 6.47%
*AMR Corp. ..................................         237,600         30,531,600
*Continental Airlines Inc., Class B .........          42,800          2,059,750
 Delta Air Lines, Inc. ......................          33,400          3,974,600
 KLM Royal Dutch Airlines N.V., ADR .........          84,620          3,194,405
 Southwest Airlines Co. .....................         251,700          6,198,112
*UAL Corp. ..................................          24,900          2,303,250
*US Airways Group Inc. ......................         507,300(a)      31,706,250
                                                                  --------------
                                                                      79,967,967
                                                                  --------------
 Apparel and Textiles: 0.02%
 VF Corp. ...................................           6,200            284,812
                                                                  --------------
 Automobiles: 3.08%
 Chrysler Corp. .............................          30,000          1,055,625
 Ford Motor Co. .............................         644,800         31,393,700
 General Motors Corp. .......................          46,800          2,837,250
 Volvo AB, ADR ..............................         100,325          2,708,775
                                                                  --------------
                                                                      37,995,350
                                                                  --------------
 Automotive Parts and Equipment: 1.33%
 Borg-Warner Automotive, Inc. ...............          51,900          2,698,800
 Desc S.A., ADR .............................         167,000          6,262,500
 ITT Industries Inc. ........................         207,000          6,494,625
*Lear Corp. .................................          15,400            731,500
 Mark IV Industries, Inc. ...................          12,900            282,188
                                                                  --------------
                                                                      16,469,613
                                                                  --------------
 Banks: 0.76%
 Bankers Trust New York Corp. ...............          48,100          5,408,244
 Imperial Bancorp ...........................          38,530          1,900,011
 Republic New York Corp. ....................          18,400          2,101,050
                                                                  --------------
                                                                       9,409,305
                                                                  --------------
 Building Materials and Products: 1.73%
 Lafarge Corp. ..............................          82,600          2,441,862
*Lone Star Industries, Inc. .................          40,100          2,130,312
 Martin Marietta Materials Co. ..............          93,400          3,414,937
 Southdown, Inc. ............................         123,800          7,304,200
*USG Corp. ..................................         124,000          6,076,000
                                                                  --------------
                                                                      21,367,311
                                                                  --------------
 Chemicals: 1.59%
 Albemarle Corp. ............................         120,600(a)       2,879,325
 Dexter Corp. ...............................          64,500          2,785,594
 Dow Chemical Co. ...........................          72,300          7,338,450
*International Specialty Products Inc. ......          61,100            912,681
 Lyondell Petrochemical Corp. ...............         164,400          4,356,600
*Methanex Corp. .............................          89,000            706,437
 Millennium Chemicals Inc. ..................          29,000            683,313
                                                                  --------------
                                                                      19,662,400
                                                                  --------------
 Computers and Software: 4.50%
*Creative Technology Ltd. ...................         533,500         11,737,000
*Data General Corp. .........................         557,400          9,719,663
*Digital Equipment Corp. ....................          48,700          1,801,900
*Storage Technology Corp., Class A ..........         400,500         24,805,969
*Stratus Computer, Inc. .....................         170,200          6,435,687
*Wang Laboratories, Inc. ....................          49,100(a)       1,086,337
                                                                  --------------
                                                                      55,586,556
                                                                  --------------
 Construction Equipment: 1.39%
 Case Corp. .................................         250,800         15,157,725
 Caterpillar Inc. ...........................          40,100          1,947,356
                                                                  --------------
                                                                      17,105,081
                                                                  --------------

 Containers and Packaging: 0.45%
 Ball Corp. .................................           8,800            310,750
 Vitro Sociedad Anonima, ADR ................         405,200(a)       5,292,925
                                                                  --------------
                                                                       5,603,675
                                                                  --------------

 Electronics: 1.03%
 Innovex Inc. ...............................         128,200          2,940,588
*Jabil Circuit Inc. .........................         137,500          5,465,625
*Litton Industries Inc. .....................          23,200          1,334,000
 Philips Electronics, N.V ...................          25,900          1,566,950
 Raytheon Co., Class A ......................           2,984            147,149
 Sony Corp., ADR ............................          11,000            998,250
*VLSI Technology Inc. .......................          10,800            255,150
                                                                  --------------
                                                                      12,707,712
                                                                  --------------

 Farm Equipment: 0.54%
 AGCO Corp. .................................         228,200(a)       6,674,850
                                                                  --------------

 Finance: 2.45%
 AMBAC Financial Group Inc. .................         137,000          6,302,000
*Americredit Corp. ..........................          42,800          1,185,025
 Equitable Companies Inc. ...................         274,040         13,633,490
 Liberty Financial Companies, Inc. ..........         112,710(a)       4,254,802
 LNR Property Corp. .........................          75,200          1,776,600
 Morgan Stanley,  Dean Witter,
   Discover & Co. ...........................          51,700          3,056,763
                                                                  --------------
                                                                      30,208,680
                                                                  --------------

 Food and Beverages: 0.69%
 Adolph Coors Co., Class B ..................         143,400          4,768,050
 Earthgrains Co. ............................          67,000          3,149,000
 Pepsi-Gemex S.A.de C.V., ADR ...............          43,600            629,475
                                                                  --------------
                                                                       8,546,525
                                                                  --------------

 Forest and Paper Products: 0.64%
 Asia Pulp & Paper Co. Ltd., ADR ............          21,600            217,350
 Fort James Corp. ...........................         153,200          5,859,900
 Rayonier Inc. ..............................          41,800          1,779,113
                                                                  --------------
                                                                       7,856,363
                                                                  --------------

 Healthcare Facilities and
   Products: 1.20%
*FPA Medical Management Inc. ................         169,900          3,164,387
 Integrated Health Services, Inc. ...........         148,200          4,621,987
*Pharmerica Inc. ............................          10,512            109,062
*Sun Healthcare Group Inc. ..................         299,400          5,800,875
*Universal Health Services, Inc., Class B ...          22,800          1,148,550
                                                                  --------------
                                                                      14,844,861
                                                                  --------------

 Homebuilding and Land
   Development: 0.98%
 Centex Corp. ...............................         145,700          9,169,994
 Lennar Corp. ...............................          87,500          1,886,719
 Pulte Corp. ................................          25,300          1,057,856
                                                                  --------------
                                                                      12,114,569
                                                                  --------------

 Hotels: 0.42%
*Prime Hospitality Corp. ....................         253,340          5,161,802
                                                                  --------------

 Household Furnishings and
   Products: 0.17%
* Furniture Brands International Inc. .......          58,000          1,189,000
 Shaw Industries Inc. .......................          76,800            892,800
                                                                  --------------
                                                                       2,081,800
                                                                  --------------

ZWEIG STRATEGY FUND
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                    Number            Value
                                                   of Shares         (Note 2)
--------------------------------------------------------------------------------
 Industrial Products, Services and
   Machinery: 0.11%
 Cincinnati Milacron Inc. ...................          35,000     $      907,812
 Ingersoll-Rand Co. .........................          10,600            429,300
                                                                  --------------
                                                                       1,337,112
                                                                  --------------
 Insurance: 6.66%
 ACE Ltd. ...................................         115,400         11,136,100
 Allmerica Financial Corp. ..................         111,400          5,563,038
 Allstate Corp. .............................          28,100          2,553,588
 Capital Re Corp. ...........................          19,400          1,204,013
 CIGNA Corp. ................................          15,400          2,665,162
 Everest Reinsurance Holdings Inc. ..........         127,400          5,255,250
 EXEL Limited ...............................          60,200          3,815,175
 Fremont General Corp. ......................         103,900          5,688,525
 Horace Mann Educators Corp. ................         165,000          4,692,187
 NAC Re Corp. ...............................           9,000            439,312
 Old Republic International Corp. ...........         218,200          8,114,313
 PartnerRe Ltd. .............................           3,700            171,587
 Presidential Life Corp. ....................          11,100            224,775
 Travelers Group Inc. .......................         570,546         30,738,166
                                                                  --------------
                                                                      82,261,191
                                                                  --------------
 Investment Banking and
   Brokerage: 4.61%
 A.G.Edwards, Inc. ..........................         168,150(a)       6,683,963
 Bear, Stearns & Co.Inc .....................         397,498         18,881,155
 Donaldson, Lufkin & Jenrette, Inc. .........           7,100            564,450
 Lehman Brothers Holdings Inc. ..............         300,500(a)      15,325,500
 Merrill Lynch & Co., Inc. ..................          50,500          3,683,344
 PaineWebber Group Inc. .....................         339,900         11,747,794
                                                                  --------------
                                                                      56,886,206
                                                                  --------------
 Manufacturing: 3.55%
 Aeroquip-Vickers Inc. ......................         121,300(a)       5,951,281
 Canadian Pacific Ltd .......................         267,400          7,286,650
 Eaton Corp. ................................          52,380          4,674,915
 Koor Industries Ltd., ADR ..................          41,400            908,212
 NOVA Corp. .................................           8,800             84,150
 Parker-Hannifin Corp. ......................         254,040         11,654,085
 Premark International Inc. .................         139,800          4,054,200
 Trinity Industries, Inc. ...................         207,600(a)       9,264,150
                                                                  --------------
                                                                      43,877,643
                                                                  --------------
 Metal Fabrication: 1.21%
 Kaydon Corp. ...............................          47,100          1,536,638
 Kennametal Inc. ............................           4,800            248,700
*Mueller Industries, Inc. ...................          40,825          2,408,675
 Timken Co. .................................         311,200         10,697,500
                                                                  --------------
                                                                      14,891,513
                                                                  --------------
 Metals and Mining: 1.39%
*Alumax Inc. ................................         182,200          6,194,800
 ASARCO Inc. ................................         252,000          5,654,250
 Phelps Dodge Corp. .........................          86,400          5,378,400
                                                                  --------------
                                                                      17,227,450
                                                                  --------------
 Oil and Gas: 18.98%
 Ashland Inc. ...............................         204,600         10,984,463
 Atlantic Richfield Co. .....................         167,400         13,412,925
 Chevron Corp. ..............................          84,500          6,506,500
 Coastal Corp. ..............................         287,500(a)      17,807,031
 Columbia Gas System, Inc. ..................         208,700         16,395,998
*EEX Corp. ..................................          45,138            409,063
 Elf Aquitaine S.A.., ADR ...................         209,800         12,299,525
 Equitable Resources Inc. ...................           3,300            116,738
 Helmerich & Payne, Inc. ....................          96,300          6,536,363
 MCN Energy Group Inc. ......................          20,600            831,725
 Mobil Corp. ................................          48,500          3,501,094
 Murphy Oil Corp. ...........................           7,600            411,825
 National Fuel Gas Co. ......................          11,900            579,381
 NICOR Inc. .................................          61,200        $ 2,581,875
 Occidental Petroleum Corp. .................         432,200         12,668,862
* ONEOK Inc. ................................          24,000            969,000
 Pacific Enterprises ........................           5,200            195,650
 Pennzoil Co. ...............................          90,500          6,046,531
 Peoples Energy Corp. .......................          17,000            669,375
 Phillips Petroleum Co. .....................         178,400          8,674,700
 Questar Corp. ..............................           4,400            196,350
*SEACOR Smit Inc. ...........................          89,100          5,368,275
 Sun Company, Inc. ..........................         378,700         15,929,069
 Texaco Inc. ................................         241,400         13,126,125
 Tidewater Inc. .............................         120,600          6,648,075
 Total S.A., ADR ............................         101,600          5,638,800
 USX-Marathon Group .........................         932,300         31,465,125
*Veritas DGC Inc. ...........................          63,100          2,492,450
 Vintage Petroleum Inc. .....................         135,280          2,570,320
 Washington Gas Light Co. ...................           3,200             99,000
 Weatherford Enterra, Inc. ..................          95,500          4,178,125
 YPF Sociedad Anonima, ADR ..................         734,300         25,103,881
                                                                  --------------
                                                                     234,414,219
                                                                  --------------
 Railroads: 0.51%
 Canadian National Railway Co. ..............         134,000          6,331,500
                                                                  --------------
 Restaurants: 0.08%
 Darden Restaurants Inc. ....................          80,000          1,000,000
                                                                  --------------
 Retail Trade: 6.49%
 Burlington Coat Factory
   Warehouse Corp. ..........................         181,080          2,976,503
 Dayton Hudson Corp. ........................         355,000         23,962,500
*Federated Department Stores, Inc. ..........         560,000         24,115,000
 Fingerhut Companies, Inc. ..................         217,000          4,638,375
*Footstar Inc. ..............................          18,300            491,812
*Fred Meyer, Inc. ...........................         136,100          4,950,637
*K Mart Corp. ...............................         412,600          4,770,687
*Officemax Inc. .............................         175,000          2,493,750
 Ross Stores Inc. ...........................         324,400         11,800,050
                                                                  --------------
                                                                      80,199,314
                                                                  --------------
 Savings and Loan Associations: 1.61%
*Golden State Bancorp Inc. ..................           7,500            280,312
 Golden West Financial Corp. ................          17,000          1,662,812
 H.F. Ahmanson & Co. ........................         237,700(a)      15,911,044
 TR Financial Corp. .........................          62,000          2,061,500
                                                                  --------------
                                                                      19,915,668
                                                                  --------------
 Steel: 3.20%
 AK Steel Holding Corp. .....................         221,440          3,916,720
*Bethlehem Steel Corp. ......................         803,700          6,931,913
 British Steel Plc, ADR .....................          50,000          1,071,875
 Inland Steel Industries, Inc. ..............         288,800          4,945,700
 Lone Star Technologies, Inc. ...............           7,200            204,300
 LTV Corp. ..................................         404,100          3,939,975
*National Steel Corp., Class B ..............         126,400          1,461,500
*Pohang Iron & Steel Co., ADR ...............         206,400          3,599,100
 Texas Industries, Inc. .....................           5,900            265,500
 USX-U.S.Steel Group ........................         420,600         13,143,750
                                                                  --------------
                                                                      39,480,333
                                                                  --------------
 Supermarket Chains: 0.54%
 Great Atlantic & Pacific Tea
   Company, Inc. ............................          75,700          2,247,344
 Supervalu Inc. .............................         106,700          4,468,062
                                                                  --------------
                                                                       6,715,406
                                                                  --------------
 Telecommunications: 0.92%
 Philippine Long Distance
   Telephone Co., ADR .......................         117,700          2,648,250
 Portugal Telecommunications S.A., ADR ......          10,500            493,500
 Tele Danmark A.S., ADR .....................         249,300          7,681,556
 Telefonica de Espana, SA, ADR ..............           5,500            500,844
                                                                  --------------
                                                                      11,324,150
                                                                  --------------
16

================================================================================

                                                    Number            Value
                                                   of Shares         (Note 2)
--------------------------------------------------------------------------------
 Tobacco: 2.47%
 Dimon Inc. .................................          10,100     $      265,125
 RJR Nabisco Holdings Corp. .................         801,600         30,060,000
 Universal Corp. ............................           5,100            209,737
                                                                  --------------
                                                                      30,534,862
                                                                  --------------
 Trucking: 2.09%
 Caliber Systems Inc. .......................         113,800          5,540,637
 Cummins Engine Co. .........................          87,500          5,167,969
*Navistar Internationl Corp. ................         227,400          5,642,362
 PACCAR Inc. ................................          81,800          4,294,500
 Ryder System, Inc. .........................          25,000            818,750
 USFreightways Corp. ........................         103,700          3,370,250
*Werner Enterprises Inc. ....................          50,300          1,031,150
                                                                  --------------
                                                                      25,865,618
                                                                  --------------
 Utilities: 6.11%
 Allegheny Energy Inc. ......................           5,500            178,750
 Atlantic Energy Inc. .......................         119,000          2,521,312
 Baltimore Gas & Electric Co. ...............          12,500            425,781
 Boston Edison Co. ..........................         158,000          5,984,250
 Chilgener S.A. ADR .........................          30,000            735,000
 DQE Inc. ...................................          45,800          1,608,725
 Edison International .......................         244,700          6,652,781
 FPL Group Inc. .............................          89,800(a)       5,315,038
 GPU Inc. ...................................         292,500         12,321,562
 IES Industries, Inc. .......................           5,000            184,062
 IPALCO Enterprises Inc. ....................          12,000            503,250
 Long Island Lighting Co. ...................         271,900          8,190,987
 MidAmerican Energy Holdings Inc. ...........          96,400          2,120,800
 Minnesota Power & Light Co. ................          15,600            679,575
 Montana Power Co. ..........................         163,900          5,214,069
 New England Electric System ................         102,700          4,390,425
 New York State Electric & Gas Corp. ........           4,100            145,550
 Pinnacle West Capital Corp. ................         228,400          9,678,450
 PP&L Resources, Inc. .......................          18,600            445,237
 Sierra Pacific Resources Inc. ..............          29,300          1,098,750
 UtiliCorp United Inc. ......................         138,700          5,383,294
 Westcoast Energy Inc. ......................          70,800          1,628,400
                                                                  --------------
                                                                      75,406,048
                                                                  --------------
 Waste Management: 0.09%
 Browning-Ferris Industries Inc. ............          28,800          1,065,600
                                                                  --------------
 Total Common Stocks
   (Cost $941,027,336) ......................                      1,139,043,116
                                                                  --------------

                                        Principal
                                           Amount
                                          -------
SHORT-TERM OBLIGATIONS: 0.81%
United States Treasury Bills: 0.81%
  4.87%, 1/8/98 .............................     $ 1,000,000(a)         998,893
  5.14%, 1/22/98 ............................       5,000,000(a)       4,984,897
  5.16%, 1/22/98 ............................       1,000,000(a)         996,847
  5.18%, 1/22/98 ............................       1,000,000(a)         996,834
  5.26%, 1/22/98 ............................       2,000,000(a)       1,993,959
                                                                  --------------

Total Short-Term Obligations
  (Cost $9,971,771) .........................................          9,971,430
                                                                  --------------

 REPURCHASE AGREEMENTS: 5.71 %
 With Morgan Stanley & Co., Inc.,
   (dated 12/31/97), 6.76%, due 1/2/98
   (Repurchase proceeds $36,499,703) ;
   collateralized by: $35,773,485 Federal
   National Mortgage Association Bonds,
   6.00% - 8.189%, 10/1/2023 - 7/1/2026
   (Market value  $37,246,577) ..............      36,486,000        36,486,000
 With Prudential  Securities Inc.,
   (dated 12/31/97), 6.65%, due 1/2/98
   (Repurchase proceeds $34,012,561);
   collateralized by: $32,225,728 of
   various United States Government
   and Agency Obligations,
   5.235% - 8.625%, 2/3/98 - 3/18/2011
   (Market value $34,680,446) ...............      34,000,000        34,000,000
                                                                 --------------

 Total Repurchase Agreements
   (Cost $70,486,000) .......................................        70,486,000
                                                                 --------------

 Total Investments in Securities
   (Cost $1,021,485,107) ....................................     1,219,500,546
                                                                 --------------

Net Unrealized Appreciation on
  Futures Contracts: 0.09%
Standard & Poor's 500
  March 1998 long futures (b) ...............             393         1,140,788
                                                                 --------------
Total Investments
  (Cost $1,021,485,107) .....................           98.83%    1,220,641,334
Other Assets ................................            1.39        17,164,591
                                                  -----------    --------------
  Total Assets ..............................          100.22%    1,237,805,925
  Total Liabilities (Note 5) ................           (0.22)       (2,682,889)
                                                  -----------    --------------
Net Assets (Note 6) .........................          100.00%   $1,235,123,036
                                                  ===========    ==============

Class A Shares
Net asset value ("NAV") and redemption price per share
 ($565,720,730/35,865,317 shares) ...........................          $   15.77
                                                                       =========
Maximum public offering price per share -
  NAV/(1 - maximum sales charge) ($15.77/.945) ..............          $   16.69
                                                                       =========

Class B Shares
Net asset value and offering price per share
  ($76,819,772/4,844,755 shares) ............................          $   15.86
                                                                       =========
Redemption price per share ..................................                 **
                                                                       =========

Class C Shares
Net asset value and offering price per share
  ($591,512,425/37,424,420 shares) ..........................          $   15.81
                                                                       =========
Redemption price per share ..................................                 **
                                                                       =========

Class I Shares
Net asset value, offering and redemption price per share
  ($1,070,109/67,441 shares) ................................          $   15.87
                                                                       =========

--------------------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held. (Note 3b)
(a)  Pledged as collateral for futures transactions.
(b) The market value of the long futures was $96,196,575 (repesenting 7.79% of the Fund's net assets) with a cost of $95,055,787.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $1,022,256,663 and net unrealized appreciation on investments consisted of :

Gross unrealized appreciation .........................           $ 230,149,471
Gross unrealized depreciation .........................             (31,764,800)
                                                                  -------------
Net unrealized appreciation ...........................           $ 198,384,671
                                                                  =============




                       See notes to financial statements.

ZWEIG APPRECIATION FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                     Number           Value
                                                    of Shares        (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCKS: 95.86%
 Aerospace: 0.92%
 AAR Corp. .................................            20,000       $   775,000
*Alliant Techsystems Inc. ..................             3,200           178,400
*Aviall Inc. ...............................            33,800           504,887
*Moog Inc., Class A ........................            21,600           754,650
*Sequa Corp., Class A ......................            24,890         1,619,406
 Thiokol Corp. .............................             4,000           325,000
*Triumph Group Inc. ........................             3,300           109,725
*Wyman-Gordon Co. ..........................            48,300(a)        947,887
                                                                     -----------
                                                                       5,214,955
                                                                     -----------
 Air Freight: 0.87%
 Airborne Freight Corp. ....................            27,700         1,720,863
 CNF Transportation Inc. ...................            19,600           752,150
*Federal Express Corp. .....................            40,200         2,454,713
                                                                     -----------
                                                                       4,927,726
                                                                     -----------
 Airlines: 3.48%
*Alaska Air Group Inc. .....................            44,700         1,732,125
*America West Holdings Corp., Class B ......            14,100           262,612
*AMR Corp. .................................            29,100         3,739,350
*Continental Airlines, Inc., Class B .......            19,600           943,250
 Delta Air Lines, Inc. .....................            14,400         1,713,600
 KLM Royal Dutch Airlines N.V., ADR ........            59,162         2,233,365
*Mesaba Holdings Inc. ......................            10,100           262,600
 Southwest Airlines Co .....................            67,700         1,667,113
*UAL Corp. .................................            37,200         3,441,000
*US Airways Group Inc. .....................            59,700(a)      3,731,250
                                                                     -----------
                                                                      19,726,265
                                                                     -----------
 Apparel and Textiles: 0.61%
 Guilford Mills, Inc. ......................            31,600           865,050
 Interface Inc., Class A ...................            38,800         1,125,200
 Kellwood Co. ..............................             5,500           165,000
 VF Corp. ..................................            28,800         1,323,000
                                                                     -----------
                                                                       3,478,250
                                                                     -----------
 Automobiles: 2.01%
 Chrysler Corp. ............................            31,304         1,101,510
 Daimler-Benz AG, ADR ......................            23,600         1,705,100
 Ford Motor Co. ............................            69,600         3,388,650
 General Motors Corp. ......................            54,362         3,295,696
 Honda Motor Co., Ltd., ADR ................            11,800           871,725
 Volvo AB, ADR .............................            39,660(a)      1,070,820
                                                                     -----------
                                                                      11,433,501
                                                                     -----------
 Automotive Parts and Equipment: 2.08%
 Arvin Industries, Inc. ....................            20,200           672,912
 Barnes Group Inc. .........................            70,300         1,599,325
 Borg-Warner Automotive, Inc. ..............            23,300         1,211,600
 Dana Corp. ................................            47,200         2,242,000
 Desc S.A., ADR ............................             6,600           247,500
 Intermet Corp. ............................           138,900         2,430,750
 ITT Industries Inc. .......................            27,600           865,950
 Mark IV Industries, Inc. ..................             7,500           164,063
 Standard Products Co. .....................            30,300           776,437
 Wynn's International Inc. .................            49,500(a)      1,577,812
                                                                     -----------
                                                                      11,788,349
                                                                     -----------
 Banks: 3.12%
 Banco de A Edwards, ADR ...................            45,300           770,100
 Banco Frances del Rio, ADR ................             8,800           240,900
 Banco Wiese Limitado, ADR .................           128,600           643,000
 Corporacion Bancaria de Espana, ADR .......             1,400            42,787
 CVB Financial Corp. .......................             1,519            56,393
 FNB Corp. .................................             8,025           301,941
 Firstbank Puerto Rico .....................            25,212           858,784
 GBC Bancorp ...............................             7,200           459,000
*Imperial Bancorp ..........................            36,065         1,778,455
 North Fork Bancorporation, Inc. ...........           132,512         4,447,434
 Popular Inc. ..............................             9,100           450,450
 Reliance Bancorp Inc. .....................             7,200           263,700
 Royal Bank of Canada ......................             4,300           227,900
 Santa Monica Bank .........................            24,180           672,506
*Silicon Valley Bancshares .................            31,600         1,777,500
 Sterling Bancorp ..........................            33,730           809,520
 Toronto-Dominion Bank .....................             3,800           143,213
 Trust Company of New Jersey ...............            34,900           872,500
 UMB Financial Corp. .......................                31             1,689
 UnionBancal Corp. .........................            16,100         1,730,750
 USBancorp, Inc. ...........................            13,900         1,014,700
 Westpac Banking Corp., ADR ................             4,300           136,525
                                                                     -----------
                                                                      17,699,747
                                                                     -----------
 Building Materials and Products: 4.25%
 Ameron International Corp. ................            15,200           961,400
 Apogee Enterprises, Inc. ..................             5,400            64,125
 Centex Construction Products Inc. .........            64,344         1,938,363
 Florida Rock Industries, Inc. .............            64,200         1,460,550
 Johns Manville Corp. ......................            14,000           140,875
 Lafarge Corp. .............................            78,500         2,320,656
 Lone Star Industries, Inc. ................            70,400(a)      3,740,000
 Martin Marietta Materials Co. .............             6,900           252,281
 Medusa Corp. ..............................            29,400         1,229,288
*Mestek, Inc. ..............................            44,200           828,750
*NCI Building Systems, Inc. ................            30,000         1,065,000
*Nortek Inc. ...............................            42,500         1,128,906
 Puerto Rican Cement Co., Inc. .............             6,300           316,181
*Simpson Manufacturing Inc. ................            11,500           383,094
 Southdown, Inc. ...........................            65,500(a)      3,864,500
 TJ International Inc. .....................            50,800         1,257,300
*Triangle Pacific Corp. ....................            12,200           413,275
 Universal Forest Products Inc. ............            11,100           151,237
*USG Corp. .................................            31,300(a)      1,533,700
 Vulcan Materials Co. ......................            10,300(a)      1,051,887
                                                                     -----------
                                                                      24,101,368
                                                                     -----------
 Chemicals: 2.49%
 Albemarle Corp. ...........................            15,000           358,125
 B.F.Goodrich Co. ..........................            13,860           574,324
 Cambrex Corp. .............................            15,400           708,400
 Courtaulds, Plc., ADR .....................            52,900           244,663
 Dexter Corp. ..............................            10,500           453,469
 Dow Chemical Co. ..........................            17,200         1,745,800
 Furon Co. .................................            32,400           676,350
*International Specialty Products Inc. .....            48,500           724,469
 Lyondell Petrochemical Corp. ..............            21,600           572,400
 MacDermid, Inc. ...........................            71,100         6,034,612
*Methanex Corp. ............................            35,200           279,400
 Millennium Chemicals Inc. .................            18,200           428,838
 Mine Safety Appliances Co. ................             2,900           189,950
 Spartech Corp. ............................            22,500           340,312
 Stepan Co. ................................             8,200           242,925
 Terra Industries Inc. .....................            44,400           579,975
                                                                     -----------
                                                                      14,154,012
                                                                     -----------
 Commercial Services: 0.27%
 Laidlaw Inc. ..............................            11,100           151,238
 Ogden Corp. ...............................             2,700            76,106
 World Fuel Services Corp. .................            61,725(a)      1,296,225
                                                                     -----------
                                                                       1,523,569
                                                                     -----------
 Communication Equipment: 1.07%
 Alcatel Alsthom.Compagnie, ADR ............            28,400           718,875
*Cable Design Technology Corp., Class A ....             6,300           244,912
 Harris Corp. ..............................            42,800         1,963,450
 Nokia Corp., ADR ..........................            23,500         1,645,000
 Tadiran Ltd., ADR .........................            33,000         1,167,375
*Teledata Communication Ltd. ...............            19,700           359,525
                                                                     -----------
                                                                       6,099,137
                                                                     -----------
18

================================================================================


                                                     Number           Value
                                                    of Shares        (Note 2)
--------------------------------------------------------------------------------

 Computers and Software: 2.67%
*Borland International, Inc. ...............            29,500       $   215,719
 Comdisco Inc. .............................           138,675         4,636,945
*Creative Technology Ltd. ..................            47,400         1,042,800
*Data General Corp. ........................            65,700         1,145,644
*Digital Equipment Corp. ...................            67,500         2,497,500
 Innovex Inc. ..............................            55,400         1,270,738
*Lexmark International, Inc., Class A ......             5,300           201,400
*MTI Technology Corp. ......................            15,700           208,025
*Storage Technology Corp., Class A .........            43,100(a)      2,669,506
*Stratus Computer, Inc. ....................            26,500         1,002,031
*Wang Laboratories, Inc. ...................            12,400           274,350
                                                                     -----------
                                                                      15,164,658
                                                                     -----------
 Conglomerates: 0.18%
 Katy Industries, Inc. .....................            50,500         1,028,937
                                                                     -----------
 Construction Equipment: 0.99%
 Case Corp. ................................            27,400         1,655,988
 Caterpillar Inc. ..........................            68,300         3,316,819
*Global Industrial Technology Inc. .........             9,600           162,600
 Manitowoc Company, Inc. ...................            15,450           502,125
                                                                     -----------
                                                                       5,637,532
                                                                     -----------
 Consumer Products and
   Services: 0.15%
*Gibson Greetings, Inc. ....................            16,100           352,187
 Russ Berrie & Co., Inc. ...................            18,800           493,500
                                                                     -----------
                                                                         845,687
                                                                     -----------
 Containers and Packaging: 0.12%
 Ball Corp. ................................             2,800            98,875
 Vitro Sociedad Anonima, ADR ...............            42,800           559,075
                                                                     -----------
                                                                         657,950
                                                                     -----------
 Electrical Products: 1.15%
*AFC Cable Systems .........................             5,900           175,525
*Genlyte Group Inc. ........................            57,900         1,027,725
 Kollmorgen Corp. ..........................            32,640           597,720
 Kuhlman Corp. .............................            27,300         1,068,112
*Plexus Corp. ..............................            45,800           681,275
*Powell Industries Inc. ....................             3,300            50,325
*Superior Telecom Inc. .....................            21,600           746,550
 Technitrol Inc. ...........................            39,900         1,197,000
 Tecumseh Products Co., Class A ............            20,100           979,875
                                                                     -----------
                                                                       6,524,107
                                                                     -----------
 Electronics: 2.70%
*Bel Fuse Inc. .............................            28,700           548,887
*CHS Electronics Inc. ......................            15,400           263,725
 Cohu Inc. .................................             7,800           238,875
 CTS Corp. .................................            86,400         2,759,400
 Elron Electronic Industries Ltd. ..........            24,100           385,600
*Esterline Technologies Corp. ..............            43,200         1,555,200
*Hadco Corp. ...............................            53,400         2,416,350
*Inacom Inc. ...............................            16,700           468,644
 MTS Systems Corp. .........................            43,400         1,627,500
*Orbotech Ltd. .............................            35,100         1,118,812
 Philips Electronics N.V ...................            27,300         1,651,650
 Raytheon Co., Class A .....................             1,626            80,182
*Siliconix Inc. ............................            18,300           786,900
 Sony Corp., ADR ...........................            11,600         1,052,700
*VLSI Technology Inc. ......................            13,000           307,125
*Zygo Corp. ................................             1,700            31,875
                                                                     -----------
                                                                      15,293,425
                                                                     -----------
 Engineering: 0.21%
*Layne Christensen Co. .....................            18,400           239,200
*Morrison Knudsen Corp. ....................            68,300           665,925
 Stone & Webster Inc. ......................             6,700           314,063
                                                                     -----------
                                                                       1,219,188
                                                                     -----------
 Entertainment: 0.05%
*Anchor Gaming Co. .........................             4,600           256,450
                                                                     -----------


 Farm Equipment: 0.47%
 AGCO Corp. ................................            25,100           734,175
 Deere & Co. ...............................            33,400         1,947,638
                                                                     -----------
                                                                       2,681,813
                                                                     -----------

 Finance: 4.19%
 AMBAC Financial Group Inc. ................            44,800         2,060,800
*Americredit Corp. .........................            33,900           938,606
 Apartment Investment & Management,
   Class A .................................             5,200           191,100
 Cash America International Inc. ...........            33,600           434,700
*Contifinancial Corp. ......................             9,900           249,356
 Criimi Mae Inc. ...........................            16,500           247,500
 Doral Financial Corp. .....................            50,000         1,268,750
 Dynex Capital Inc. ........................            11,800           157,087
*Electro Rent Corp. ........................            88,875         3,177,281
 Equitable Companies Inc. ..................            65,600         3,263,600
 Equity Inns Inc. ..........................            12,900           190,275
*Firstplus Financial Group .................            26,400         1,013,100
 HRE Properties Co. ........................               695            13,683
*IMC Mortgage Co. ..........................            21,200           251,750
 Imperial Credit Mortgage Holdings Inc. ....            27,300           487,988
 Koger Equity Inc. .........................            13,400           293,963
 Liberty Financial Companies, Inc. .........            40,500         1,528,875
 LNR Property Corp. ........................             9,700           229,162
 McGrath Rentcorp ..........................            46,100         1,129,450
 Money Store Inc. ..........................            12,300           258,300
 Morgan Stanley, Dean Witter,
   Discover & Co. ..........................            61,300         3,624,362
 Parkway Properties Inc. ...................             6,000           205,875
 Price Enterprises Inc. ....................            11,700           213,525
*PS Group Holdings Inc. ....................            38,075           475,937
 Resource Bancshares Mortgage Group ........             7,700           125,606
 RFS Hotel Investors Inc. ..................            28,000           558,250
 Thornburg Mortgage Asset Corp. ............            49,400           815,100
 United Companies Financial Corp. ..........            17,200           266,600
 Urban Shopping Centers Inc. ...............             2,800            97,650
                                                                     -----------
                                                                      23,768,231
                                                                     -----------

 Food and Beverages: 0.63%
 Adolph Coors Co., Class B .................            41,100         1,366,575
 Earthgrains Co. ...........................            13,000           611,000
 Pepsi-Gemex S.A. de C.V., ADR .............            28,700           414,356
 Pilgrim's Pride Corp. .....................            62,400           971,100
*Seaboard Corp. ............................               300           132,000
*Seneca Foods Corp., Class B ...............             3,000            50,625
                                                                     -----------
                                                                       3,545,656
                                                                     -----------

 Forest and Paper Products: 0.33%
 Asia Pulp & Paper Co. Ltd., ADR ...........            31,700           318,981
 Rayonier Inc. .............................             6,000           255,375
 Wausau-Mosinee Paper Corp. ................            64,008         1,288,161
                                                                     -----------
                                                                       1,862,517
                                                                     -----------

 Healthcare Facilities and
   Products: 1.28%
*American Homepatient Inc. .................            12,700           298,450
 Beverly Enterprises, Inc. .................            53,600           696,800
*Cooper Companies Inc. .....................            85,700         3,502,988
*FPA Medical Management Inc. ...............            12,400           230,950
 Integrated Health Services, Inc. ..........            52,317         1,631,636
*Pharmerica Inc. ...........................            24,393           253,077
*Universal Health Services, Inc., Class B ..            11,700           589,387
 West Companies Inc. .......................             1,500            44,625
                                                                     -----------
                                                                       7,247,913
                                                                     -----------

ZWEIG APPRECIATION FUND
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                     Number           Value
                                                    of Shares        (Note 2)
--------------------------------------------------------------------------------

 Homebuilding and Land
   Development: 1.16%
 Centex Corp. ..............................            34,300       $ 2,158,756
 Continental Homes Holding Corp. ...........            36,600         1,473,150
*Crossmann Communities Inc. ................             9,100           251,387
 Del Webb Corp. ............................            14,400           374,400
 Kaufman & Broad Home Co. ..................             5,400           121,163
 Lennar Corp. ..............................            30,603           659,877
 Pulte Corp. ...............................             2,300            96,169
 Ryland Group Inc. .........................             6,000           141,000
 Standard Pacific Corp. ....................            43,500           685,125
*Toll Brothers Inc. ........................            18,100           484,175
*U.S. Home Corp. ...........................             7,529           145,874
                                                                     -----------
                                                                       6,591,076
                                                                     -----------

 Household Furnishings
   and Products: 1.13%
 Bush Industries Inc., Class A .............             4,300           111,800
 Ethan Allen Interiors Inc. ................            60,000         2,313,750
*Furniture Brands International Inc. .......            48,600           996,300
 L.S. Starrett Co., Class A ................            24,800           906,750
*Mohawk Industries Inc. ....................             7,500           164,531
 Oneida Ltd. ...............................            64,050         1,709,334
*O'Sullivan Industries Holdings, Inc. ......            21,400           214,000
                                                                     -----------
                                                                       6,416,465
                                                                     -----------

 Industrial Products, Services
   and Machinery: 1.37%
 Applied Power Inc., Class A ...............            17,600         1,214,400
 Chart Industries Inc. .....................             5,400           123,188
 Cincinnati Milacron Inc. ..................             9,400           243,812
 DT Industries, Inc. .......................             7,400           251,600
 Gleason Corp. .............................            78,000         2,101,125
 Ingersoll-Rand Co. ........................            41,200         1,668,600
*Motivepower Industries Inc. ...............            63,600         1,478,700
 NACCO Industries, Inc., Class A ...........             2,500           267,969
*Specialty Equipment Companies Inc. ........            26,300           440,525
                                                                     -----------
                                                                       7,789,919
                                                                     -----------

 Insurance: 6.84%
 ACE Ltd. ..................................               900            86,850
 Alfa Corp. ................................               500             8,625
*Alleghany Corp. ...........................             3,200           911,200
 Allmerica Financial Corp. .................            25,300         1,263,419
 Allstate Corp. ............................            18,700         1,699,362
 American Annuity Group, Inc. ..............            75,500         1,661,000
 American Bankers Insurance Group, Inc. ....            48,000         2,205,000
 Capital Re Corp. ..........................            13,500           837,844
 Chartwell Re Corp. ........................            22,800           769,500
 CIGNA Corp. ...............................            12,600         2,180,588
 CMAC Investment Corp. .....................             1,400            84,525
*CNA Financial Corp. .......................             7,900         1,009,225
 Conseco Inc. ..............................            76,948         3,496,325
*Delphi Financial Group, Inc., Class A .....            28,458         1,280,610
 Enhance Financial Services Group Inc. .....             7,300           434,350
 Everest Reinsurance Holdings Inc. .........             2,500           103,125
 EXEL Limited ..............................            12,000           760,500
 FBL Financial Group Inc., Class A .........               900            36,113
 Fidelity National Financial, Inc. .........             8,800           273,900
 Financial Security Assurance Holdings Ltd.11,200      540,400
 First American Financial Corp. ............             1,500           110,813
 Fremont General Corp. .....................            39,700         2,173,575
 Life Re Corp. .............................            11,800           769,212
*Life USA Holding, Inc. ....................            37,900           639,562
 Loews Corp. ...............................            16,400         1,740,450
*Markel Corp. ..............................             1,300           202,963
 Medical Assurance Inc. ....................            12,508           351,787
 NAC Re Corp. ..............................             9,500           463,719
*National Western Life
   Insurance Co., Class A ..................             4,100           416,150
 NYMAGIC, Inc. .............................            25,926           714,585
 Old Republic International Corp. ..........           110,750         4,118,516
 Orion Capital Corp. .......................            20,800           965,900
 PartnerRe Ltd. ............................             1,500            69,562
 Presidential Life Corp. ...................            79,400         1,607,850
 Reliance Group Holdings, Inc. .............            46,400           655,400
 RLI Corp. .................................            24,000         1,195,500
 Selective Insurance Group, Inc. ...........            36,200           977,400
 State Auto Financial Corp. ................             5,500           177,375
 TIG Holdings Inc. .........................             1,600            53,100
 Tokio Marine & Fire
   Insurance Ltd., ADR .....................             4,400           254,100
 Transatlantic Holdings Inc. ...............            17,850         1,276,275
 USF&G Corp. ...............................            10,900           240,481
                                                                     -----------
                                                                      38,816,736
                                                                     -----------
 Investment Banking
   and Brokerage: 3.73%
 A.G. Edwards, Inc. ........................            46,350         1,842,413
 Bear, Stearns & Co. Inc. ..................            85,923         4,081,343
 Donaldson, Lufkin & Jenrette, Inc. ........            12,200           969,900
 Interra Financial Inc. ....................            18,216         1,256,904
 Investors Financial Group Inc. ............               387            17,802
 Jefferies Group, Inc. .....................            94,800(a)      3,880,875
 Lehman Brothers Holdings Inc. .............            82,800         4,222,800
 Merrill Lynch & Co., Inc. .................            23,600         1,721,325
 Morgan Keegan Inc. ........................             3,800            96,187
 PaineWebber Group Inc. ....................            52,500         1,814,531
 Raymond James Financial Corp. .............            22,545           894,755
 Southwest Securities Group Inc. ...........            13,970           359,727
                                                                     -----------
                                                                      21,158,562
                                                                     -----------
 Investment Management: 0.00%
*Atalanta/Sosnoff Capital Corp. ............               804             9,648
                                                                     -----------

 Manufacturing: 4.50%
*ACX Technologies, Inc. ....................             2,600            63,537
 Aeroquip-Vickers Inc. .....................            18,800           922,375
 AptarGroup Inc. ...........................             4,200           233,100
 Canadian Pacific Ltd. .....................           126,200         3,438,950
 Carlisle Companies Inc. ...................             6,300           269,325
 Eaton Corp. ...............................            18,300         1,633,275
 Hanson Plc., ADR ..........................             4,100            94,556
 Johnson Controls Inc. .....................            30,200         1,442,050
 Koor Industries Ltd., ADR .................             3,900            85,556
 Lincoln Electric Co. ......................             8,000           312,000
 NOVA Corp. ................................            15,500           148,219
 Parker-Hannifin Corp. .....................            39,500         1,812,063
 Premark International Inc. ................            25,800           748,200
 Robbins & Myers Inc. ......................            87,500         3,467,188
*SPS Technologies Inc. .....................            53,600(a)      2,338,300
 Thomas Industries Inc. ....................            49,590           979,403
 Transtechnology Corp. .....................            33,700           954,131
 Tredegar Industries Inc. ..................            48,200(a)      3,175,175
 Trinity Industries, Inc. ..................            34,500         1,539,562
 United Technologies Corp. .................            23,000         1,674,687
 Valmont Industries Inc. ...................             6,600           128,700
 Zurn Industries Inc. ......................             2,100            66,019
                                                                     -----------
                                                                      25,526,371
                                                                     -----------
 Metal Fabrication: 2.57%
 Ampco-Pittsburgh Corp. ....................            60,900         1,191,356
*Avondale Industries, Inc. .................            71,300         2,116,719
 Brush Wellman Inc. ........................             6,500           159,250
*Encore Wire Corp. .........................            26,500           813,219
 Kaydon Corp. ..............................            18,200           593,775
*Maverick Tube Corp. .......................             9,300           235,406
*Mueller Industries, Inc. ..................            55,300         3,262,700
 Reliance Steel & Aluminum Co. .............            26,700           794,325
 RMI Titanium Co. ..........................            96,200         1,924,000

================================================================================

                                                     Number           Value
                                                    of Shares        (Note 2)
--------------------------------------------------------------------------------

 Metal Fabrication: (continued)
*Shiloh Industries, Inc. ...................            40,500       $   769,500
 Timken Co. ................................            79,400         2,729,375
                                                                     -----------
                                                                      14,589,625
                                                                     -----------
 Metals and Mining: 1.60%
 Alcan Aluminium Ltd. ......................            52,000         1,436,500
*Alumax Inc. ...............................            40,500         1,377,000
 Aluminum Company of America ...............            23,400         1,646,775
 Arch Coal Inc. ............................             3,900           106,763
 ASARCO Inc. ...............................            39,400           884,037
 Cominco Ltd. ..............................            17,200           265,525
 De Beers Consolidated
   Mines Ltd., ADR .........................            81,000         1,655,438
*MAXXAM Inc. ...............................               900            39,262
 Minorco, ADR ..............................            19,700           329,975
 Phelps Dodge Corp. ........................            17,900         1,114,275
*Tremont Corp. .............................               900            47,025
 Vaal Reefs Exploring &
   Mining Co., ADR .........................            41,000           157,594
                                                                     -----------
                                                                       9,060,169
                                                                     -----------
 Oil and Gas: 10.15%
 Ashland Inc. ..............................            22,900         1,229,444
 BP Prudhoe Bay Royalty Trust Co. ..........            49,100           788,669
 Cabot Oil & Gas Corp., Class A ............            20,300           394,581
*Cliffs Drilling Co. .......................            76,000         3,790,500
 Coastal Corp. .............................            56,000         3,468,500
 Columbia Gas System, Inc. .................            58,700         4,611,619
 Devon Energy Corp. ........................            29,400         1,131,900
 Elf Aquitaine S.A., ADR ...................            51,300         3,007,463
 Energen Corp. .............................             4,700           186,825
 Equitable Resources Inc. ..................             5,700           201,638
 FINA, Inc, Class A ........................             8,500           544,000
*Forest Oil Corp. ..........................             9,800           161,700
 Helmerich & Payne, Inc. ...................            11,400           773,775
 Imperial Oil Ltd. .........................            21,500         1,374,656
 Indiana Energy Inc. .......................             5,900           194,331
 Keyspan Energy Corp. ......................            14,100           519,056
*Louis Dreyfus Natural Gas Corp. ...........            16,800           313,950
 Lufkin Industries, Inc. ...................            26,800           958,100
*Marine Drilling Companies, Inc. ...........            18,300           379,725
 Murphy Oil Corp ...........................             4,200           227,587
 National Fuel Gas Co. .....................            19,700           959,144
 NICOR Inc. ................................             9,600           405,000
 NUI Corp. .................................            19,400           556,538
 Occidental Petroleum Corp. ................            99,700         2,922,456
*Oceaneering International Co. .............             7,600           150,100
*ONEOK Inc. ................................            12,600           508,725
 Pennzoil Co. ..............................            10,300           688,169
 Peoples Energy Corp. ......................            15,900           626,063
 Petro-Canada Inc. .........................             9,600           176,400
 Phillips Petroleum Co. ....................            70,600         3,432,925
 Piedmont Natural Gas Co. ..................             2,100            75,469
*Pool Energy Services Co. ..................            51,600         1,148,100
 RPC Inc. ..................................           145,720         1,721,317
 San Juan Basin Royalty Trust Co. ..........             9,300            86,025
*Santa Fe Energy Resources, Inc. ...........            23,100           259,875
*SEACOR Smit Inc. ..........................            13,000           783,250
*Seagull Energy Corp. ......................            26,200           540,375
 Snyder Oil Corp. ..........................            18,000           328,500
 St. Mary Land & Exploration Co. ...........            17,900           626,500
 Sun Company, Inc. .........................            36,400(a)      1,531,075
 Tidewater Inc. ............................            16,300           898,538
 Total S.A., ADR ...........................            46,400         2,575,200
*Tuboscope Vetco International Corp. .......            39,000           938,438
 USX-Marathon Group ........................           100,700(a)      3,398,625
*Veritas DGC Inc. ..........................            83,255         3,288,573
 Vintage Petroleum Inc. ....................            20,600           391,400
 Washington Gas Light Co. ..................            11,600           358,875
*Weatherford Enterra, Inc. .................            10,500           459,375
 YPF Sociedad Anonima, ADR .................           102,600(a)      3,507,638
                                                                     -----------
                                                                      57,600,687
                                                                     -----------
 Polution Control Equipment: 0.06%
 Met-Pro Corp. .............................            21,420           353,430
                                                                     -----------

 Printing and Forms: 0.75%
 Bowne & Co., Inc. .........................            33,500         1,335,813
*CSS Industries Inc. .......................               900            28,687
*Mail-Well, Inc. ...........................            21,000           850,500
 Merrill Corp. .............................            51,200         1,190,400
 Quebecor Inc., Class A ....................            46,800           839,475
                                                                     -----------
                                                                       4,244,875
                                                                     -----------
 Publishing: 0.14%
 Value Line Inc. ...........................            19,900(a)        786,050
                                                                     -----------

 Railroads: 0.20%
 Canadian National Railway Co. .............            20,600           973,350
 GATX Corp. ................................             1,800           130,613
                                                                     -----------
                                                                       1,103,963
                                                                     -----------
 Recreational Products: 0.15%
 Brunswick Corp. ...........................            24,600           745,688
 Coachmen Industries, Inc. .................             5,300           114,281
 Score Board Inc. ..........................               786               589
                                                                     -----------
                                                                         860,558
                                                                     -----------
 Restaurants: 0.74%
 Darden Restaurants Inc. ...................            19,600           245,000
*Foodmaker, Inc. ...........................           132,200         1,991,263
*Ryan's Family Steak Houses Inc. ...........           114,000           976,125
*Showbiz Pizza Time, Inc. ..................            42,000           966,000
                                                                     -----------
                                                                       4,178,388
                                                                     -----------
 Retail Trade: 4.78%
*Ames Department Stores Inc. ...............            60,200         1,053,500
 Buckle Inc. ...............................            32,600         1,116,550
 Burlington Coat Factory Warehouse Corp. ...            32,400           532,575
*Carson Pirie Scott & Co. ..................            13,900           696,738
*Central Garden & Pet Co. ..................            13,300           349,125
 Dayton Hudson Corp. .......................            45,400         3,064,500
*Dress Barn, Inc. ..........................            42,200         1,197,425
*Eagle Hardware & Garden Inc. ..............            41,700           807,938
*Fabri-Centers of America, Inc., Class A ...            41,000           914,813
*Federated Department Stores, Inc. .........            75,900         3,268,444
 Fingerhut Companies, Inc. .................            40,000           855,000
*Footstar Inc. .............................             8,800           236,500
*Fred Meyer Inc. ...........................            59,000         2,146,125
*Genesco Inc. ..............................            55,000           701,250
*Goody's Family Clothing Inc. ..............            33,900           921,656
 Hughes Supply, Inc. .......................            55,650         1,944,273
*K Mart Corp. ..............................           199,900         2,311,344
*Microage Inc. .............................            24,500           369,031
*Officemax Inc. ............................            18,800           267,900
*Renters Choice Inc. .......................             9,400           192,700
 Ross Stores Inc. ..........................            78,000         2,837,250
*Shopko Stores Inc. ........................            36,500           793,875
*Trans World Entertainment Corp. ...........            13,700           265,437
*Wet Seal Inc., Class A ....................             8,500           250,750
*Zale Corp. ................................             1,800            41,400
                                                                     -----------
                                                                      27,136,099
                                                                     -----------
 Savings and Loan
   Associations: 3.59%
 Albank Financial Corp. ....................            32,300         1,661,431
 Astoria Financial Corp. ...................             7,100           395,825
 Citfed Bancorp, Inc. ......................            12,900           503,100
*Coast Savings Financial, Inc. .............            14,900         1,021,581
 Dime Bancorp, Inc. ........................            45,600         1,379,400

ZWEIG APPRECIATION FUND
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                     Number           Value
                                                    of Shares        (Note 2)
--------------------------------------------------------------------------------

 Savings and Loan
   Associations (continued)
 Downey Financial Corp. ....................            33,600       $   955,500
*Firstfed Financial Corp. ..................            35,900         1,391,125
*Golden State Bancorp Inc. .................             6,200           231,725
 Golden West Financial Corp. ...............            24,300         2,376,844
 H.F. Ahmanson & Co. .......................            39,800         2,664,112
 MAF Bancorp Inc. ..........................            31,550         1,116,081
 New York Bancorp Inc. .....................            22,400           889,000
 Onbancorp Inc. ............................            20,000         1,410,000
*PFF Bancorp Inc. ..........................            12,400           246,450
 St. Paul Bancorp Inc. .....................             2,650            69,563
 TR Financial Corp. ........................            89,100(a)      2,962,575
 Trans Financial Inc. ......................            28,200         1,096,275
                                                                     -----------
                                                                      20,370,587
                                                                     -----------
 Shipping: 0.40%
 Alexander & Baldwin Inc. ..................             8,400           229,425
 Oglebay Norton Co. ........................             7,400           303,400
*OMI Corp. .................................            48,600           446,513
 Sea Containers Ltd., Class A ..............             2,400            76,800
 Stolt-Nielsen Co. .........................            58,400         1,237,350
                                                                     -----------
                                                                       2,293,488
                                                                     -----------
 Shoes: 0.07%
*Timberland Co., Class A ...................             4,200           243,862
*Vans, Inc. ................................             5,000            75,625
 Weyco Group Inc. ..........................             2,400            54,300
                                                                     -----------
                                                                         373,787
                                                                     -----------
 Steel: 2.51%
 AK Steel Holding Corp. ....................           116,200         2,055,287
*ARMCO Inc. ................................            82,800           408,825
*Bethlehem Steel Corp. .....................            82,300           709,837
 British Steel Plc, ADR ....................            87,800         1,882,213
 Chaparral Steel Co. .......................            28,800           444,600
 Cleveland-Cliffs Inc. .....................            13,900           636,794
 Inland Steel Industries, Inc. .............            28,200           482,925
*Lone Star Technologies, Inc. ..............            72,300         2,051,513
 LTV Corp. .................................            25,400           247,650
*National Steel Corp., Class B .............            16,500           190,781
 Oregon Steel Mills, Inc. ..................            28,700           611,669
*Pohang Iron & Steel Co., ADR ..............            94,200         1,642,613
 Quanex Corp. ..............................             1,300            36,563
 Roanoke Electric Steel Corp. ..............            43,800         1,166,175
 Texas Industries, Inc. ....................             7,800           351,000
 USX-U.S. Steel Group ......................            42,700(a)      1,334,375
                                                                     -----------
                                                                      14,252,820
                                                                     -----------
 Supermarket Chains: 0.22%
 Great Atlantic & Pacific Tea
   Company, Inc. ...........................            36,000         1,068,750
 Supervalu Inc. ............................             3,800           159,125
                                                                     -----------
                                                                       1,227,875
                                                                     -----------
 Telecommunications: 1.08%
*Atlantic Tele-Network, Inc. ...............            41,800           454,575
 Compania de Telecom Chile., ADR ...........            35,600         1,063,550
 Philippine Long Distance Tele. Co., ADR ...            10,100           227,250
 Portugal Telecommunications S.A., ADR .....            14,900           700,300
 Tele Danmark A.S., ADR ....................            88,900         2,739,231
 Telefonica De Argentina, ADR ..............             7,100           264,475
 Telefonica de Espana, SA, ADR .............             7,200           655,650
                                                                     -----------
                                                                       6,105,031
                                                                     -----------
 Tobacco: 0.97%
 Dimon Inc. ................................            11,800           309,750
 RJR Nabisco Holdings Corp. ................            92,100         3,453,750
 Universal Corp. ...........................            41,900         1,723,137
                                                                     -----------
                                                                       5,486,637
                                                                     -----------
 Transportation: 0.04%
*Greyhound Lines Inc. ......................            58,200           214,612
                                                                     -----------

 Trucking: 1.85%
 Cummins Engine Co. ........................            14,400           850,500
*Gardner Denver Machinery Inc. .............           145,800(a)      3,690,563
*Navistar Internationl Corp. ...............            14,800           367,225
 New Holland N. V ..........................             9,500           251,156
 PACCAR Inc. ...............................            16,900           887,250
 Roadway Express, Inc. .....................            44,800           991,200
*Terex Corp. ...............................            53,700         1,261,950
 USFreightways Corp. .......................            27,800           903,500
 Werner Enterprises Inc. ...................             2,400            49,200
*Yellow Corp. ..............................            49,800         1,251,225
                                                                     -----------
                                                                      10,503,769
                                                                     -----------

 Utilities: 8.34%
 Atlantic Energy Inc. ......................            54,100         1,146,244
 Baltimore Gas & Electric Co. ..............             8,000           272,500
 Black Hills Corp. .........................               600            21,150
 Boston Edison Co. .........................            54,500         2,064,188
 California Water Service Co. ..............            15,400           909,562
 Carolina Power & Light Co. ................            32,000         1,358,000
 Chilgener S.A., ADR .......................             9,900           242,550
 CMS Energy Corp. ..........................            38,600         1,700,813
 Consolidated Edison Co.
   of New York, Inc. .......................            41,900         1,717,900
 Dominion Resources Inc. ...................            41,200         1,753,575
 DQE Inc. ..................................            10,200           358,275
 Edison International ......................           127,700         3,471,844
 Empresa Nacional de
   Electricidad (Chile)., ADR ..............            95,300         1,685,619
 Enersis S.A., ADR .........................             6,000           174,000
 FPL Group Inc. ............................            58,700         3,474,306
 GPU, Inc. .................................            45,800         1,929,325
 IES Industries Inc. .......................             4,500           165,656
 IPALCO Enterprises, Inc. ..................            37,400         1,568,462
 Long Island Lighting Co. ..................            26,600           801,325
 MidAmerican Energy Holdings Inc. ..........            34,600           761,200
 Minnesota Power & Light Co. ...............            13,000           566,312
 Montana Power Co. .........................            33,200         1,056,175
 New England Electric System ...............            26,700         1,141,425
 New York State Electric & Gas Corp. .......            61,700         2,190,350
 PECO Energy Co. ...........................            68,400         1,658,700
 Pinnacle West Capital Corp. ...............            84,700         3,589,163
 Powergen Plc, ADR .........................             2,900           154,063
 PP&L Resources, Inc. ......................            20,000           478,750
 Public Service Co.of New Mexico ...........            23,100           547,181
 Public Service Enterprise Group Inc. ......            52,000         1,647,750
 Rochester Gas & Electric Co. ..............            38,400         1,305,600
 Sierra Pacific Resources Inc. .............            17,900           671,250
 Sigcorp Inc. ..............................             2,100            61,687
 Texas Utilities Co. .......................            83,100         3,453,844
 TNP Enterprises Inc. ......................             5,100           169,575
 UtiliCorp United Inc. .....................            46,000(a)      1,785,375
 Westcoast Energy Inc. .....................            53,300         1,225,900
                                                                     -----------
                                                                      47,279,594
                                                                     -----------

 Waste Management: 0.01%
*Thermo Ecotek Corp. .......................             4,200            76,650
                                                                     -----------

 Wholesale Distributors: 0.62%
*PEC Israel Economic Corp. .................            44,100           953,662
*United Stationers Inc. ....................            50,300         2,420,688
*VWR Scientific Products Corp. .............             4,400           124,300
                                                                     -----------
                                                                       3,498,650
                                                                     -----------


 Total Common Stocks
   (Cost $394,716,871) .....................                         543,787,064
                                                                     -----------

================================================================================

                                              Principal Amount
                                                     or Number         Value
                                                  of Contracts        (Note 2)
--------------------------------------------------------------------------------

 SHORT-TERM OBLIGATIONS: 2.29%
 Federal Home Loan Mortgage Corp.,
   Discount Notes: 0.88%
     5.54%, 1/23/98 ........................       $ 5,000,000       $ 4,982,561
                                                                     -----------
United States Treasury Bills: 1.41%
    4.87%, 1/8/98 ..........................         1,000,000(a)        998,893
    5.13%, 1/22/98 .........................         1,000,000(a)        996,980
    5.18%, 1/22/98 .........................         2,000,000(a)      1,993,814
    5.1925%, 1/22/98 .......................         1,000,000(a)        996,980
    5.20%, 1/22/98 .........................         2,000,000(a)      1,993,959
    5.26%, 1/22/98 .........................         1,000,000(a)        996,979
                                                                     -----------
                                                                       7,977,605
                                                                     -----------
Total Short-Term Obligations
  (Cost $12,960,926) .......................                          12,960,166
                                                                     -----------
REPURCHASE AGREEMENTS: 1.32 %
With Morgan Stanley & Co., Inc.,
  (dated 12/31/97), 6.76%, due 1/2/98
  (Repurchase proceeds $5,490,061) ;
  collateralized by: $5,586,395
  Federal National Mortgage
  Association Bonds, 6.493%, 11/1/2027
  (Market value $5,637,342) ................         5,488,000         5,488,000
With Prudential Securities Inc.,
  (dated 12/31/97), 6.65%, due 1/2/98
  (Repurchase proceeds $2,000,739);
  collateralized by: $2,040,490
  Federal Home Loan Mortgage Corp. .........
  Bonds, 6.191%, 10/1/2024
  (Market value $2,040,000) ................         2,000,000         2,000,000
                                                                     -----------
Total Repurchase Agreements
  (Cost $7,488,000) .........................................          7,488,000
                                                                     -----------
Total Investments in Securities
  (Cost $415,165,797) .......................................        564,235,230
                                                                     -----------
Net Unrealized Appreciation on
  Futures Contracts: 0.03 %
Standard & Poor's 500 March 1998
  long futures (b) .........................                96          158,844
                                                                   ------------
Total Investments
  (Cost $415,165,797) ......................             99.50%     564,394,074
Other Assets ...............................              0.71        4,054,225
                                                   -----------     ------------
  Total Assets .............................            100.21%     568,448,299
  Total Liabilities (Note 5) ...............             (0.21)      (1,198,070)
                                                   -----------     ------------
Net Assets (Note 6) ........................            100.00%    $567,250,229
                                                   ===========     ============

Class A Shares
Net asset value ("NAV") and redemption price per share
  ($293,808,883/16,080,523 shares) ..........................            $18.27
                                                                         ======

Maximum public offering price per share -
   NAV/(1- maximum sales charge) ($18.27/.945) ..............            $19.33
                                                                         ======

Class B Shares
Net asset value and offering price per share
  ($22,122,386/1,220,305 shares) ............................            $18.13
                                                                         ======

Redemption price per share ..................................                **
                                                                         ======

Class C Shares
Net asset value and offering price per share
  ($248,583,963/13,735,466 shares) ..........................            $18.10
                                                                         ======

Redemption price per share ..................................                **
                                                                         ======

Class I Shares
Net asset value, offering and redemption price per share
  ($2,734,997/148,153 shares) ...............................            $18.46
                                                                          ======


--------------------------------------------------------------------------------


*    Non-income producing security.
**   Varies by length of time shares are held. (Note 3b)
(a)  Pledged as collateral for futures transactions.
(b) The market value of the long futures was $23,498,400 (representing 4.14% of the Fund's net assets) with a cost of $23,339,556.



For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $415,521,756 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation .........................           $ 156,108,434
Gross unrealized depreciation .........................              (7,236,116)
                                                                  -------------
Net unrealized appreciation ...........................           $ 148,872,318
                                                                  =============


                       See notes to financial statements.

ZWEIG MANAGED ASSETS
================================================================================
Statement of Net Assets as of December 31, 1997

                                                        Number         Value
                                                      of Shares       (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCKS: 50.57%

                              UNITED STATES: 28.18%
 Airfreight: 0.15%
 CNF Transportation Inc. .......................          21,000    $    805,875
                                                                    ------------
 Airlines: 0.09%
*AMR Corp. .....................................           4,000         514,000
                                                                    ------------
 Aparrel and Textiles: 0.10%
 Spring Industries Inc., Class A ...............          10,000         520,000
                                                                    ------------
 Automobiles: 1.36%
 Chrysler Corp. ................................         102,000       3,589,125
 Ford Motor Co. ................................          27,000       1,314,563
 General Motors Corp. ..........................          40,000       2,425,000
                                                                    ------------
                                                                       7,328,688
                                                                    ------------
 Banks: 2.30%
 Bankers Trust New York Corp. ..................          42,000       4,722,375
 Fleet Financial Group Inc. ....................          34,000       2,547,875
 PNC Bank Corp. ................................          90,000       5,135,625
                                                                    ------------
                                                                      12,405,875
                                                                    ------------
 Biotechnology: 0.09%
*Biogen Inc. ...................................          13,000         472,875
                                                                    ------------
 Broadcasting: 0.68%
 CBS Corp. .....................................          73,326       2,158,534
*Viacom Inc., Class B ..........................          36,000       1,491,750
                                                                    ------------
                                                                       3,650,284
                                                                    ------------
 Building Materials and
   Products: 0.72%
 Armstrong World Industries, Inc. ..............          32,000       2,392,000
 Lafarge Corp. .................................          50,000       1,478,125
                                                                    ------------
                                                                       3,870,125
                                                                    ------------
 Chemicals: 1.19%
 Dow Chemical Co. ..............................          22,000       2,233,000
 Ethyl Corp. ...................................         140,000       1,076,250
 Olin Corp. ....................................          66,000       3,093,750
                                                                    ------------
                                                                       6,403,000
                                                                    ------------
 Computers and Software: 1.21%
 Adobe Systems Inc. ............................          49,000       2,021,250
 Compaq Computer Corp. .........................          42,000       2,370,375
*Gateway 2000 Inc. .............................          20,000         652,500
 International Business Machines Corp. .........          14,000       1,463,875
                                                                    ------------
                                                                       6,508,000
                                                                    ------------
 Conglomerates: 0.55%
 ITT Industries Inc. ...........................          29,000         909,875
 National Service Industries, Inc. .............          42,000       2,081,625
                                                                    ------------
                                                                       2,991,500
                                                                    ------------
 Consumer Products and
   Services: 0.97%
 Colgate-Palmolive Co. .........................          51,000       3,748,500
 Kimberly-Clark Corp. ..........................          13,000         641,063
 Ralston Purina Co. ............................           9,000         836,437
                                                                    ------------
                                                                       5,226,000
                                                                    ------------
 Electrical Equipment: 0.29%
 Cooper Industries Inc. ........................          32,000       1,568,000
                                                                    ------------
 Electronics: 1.45%
*Atmel Corp. ...................................          55,000       1,020,938
*Computer Sciences Corp. .......................           9,000         751,500
 General Motors Corp., Class H .................          24,000         886,500
 Harris Corp. ..................................          36,000       1,651,500
 Intel Corp. ...................................          10,000         702,500
*Litton Industries Inc. ........................          13,000         747,500
 Raytheon Co., Class A .........................          16,047         791,318
*SGS Thomson Microelectronics Corp. ............          21,000       1,282,312
                                                                    ------------
                                                                       7,834,068
                                                                    ------------
 Engineering: 0.15%
 Harnischfeger Industries Inc. .................          23,000         812,188
                                                                    ------------
 Entertainment: 0.67%
 Gaylord Entertainment Inc., Class A ...........          40,333       1,288,135
*King World Productions Inc. ...................          40,000       2,310,000
                                                                    ------------
                                                                       3,598,135
                                                                    ------------
 Finance: 1.38%
 Beneficial Corp. ..............................          19,000       1,579,375
 Federal National Mortgage Association .........          66,000       3,766,125
 Green Tree Financial Corp. ....................          11,500         301,156
 Transamerica Corp. ............................          17,000       1,810,500
                                                                    ------------
                                                                       7,457,156
                                                                    ------------
 Food and Beverages: 0.32%
 Adolph Coors Co., Class B .....................          15,000         498,750
 IBP Inc. ......................................          60,000       1,256,250
                                                                    ------------
                                                                       1,755,000
                                                                    ------------
 Hospitals and Healthcare: 0.22%
 Manor Care Inc. ...............................          34,000       1,190,000
                                                                    ------------
 Household Products: 0.21%
 Black & Decker Corp. ..........................           9,000         351,563
 Newell Co. ....................................          12,900         548,250
 Tupperware Corp. ..............................           8,000         223,000
                                                                    ------------
                                                                       1,122,813
                                                                    ------------
 Industrial Products, Services and
   Machinery: 0.16%
 NACCO Industries Inc., Class A ................           8,000         857,500
                                                                    ------------
 Insurance: 1.30%
 AFLAC Inc. ....................................          26,000       1,329,250
*Alleghany Corp. ...............................           1,600         455,600
 CIGNA Corp. ...................................          13,700       2,370,956
*CNA Financial Corp. ...........................          10,000       1,277,500
 EXEL Limited ..................................          25,000       1,584,375
                                                                    ------------
                                                                       7,017,681
                                                                    ------------
 Investment Banking and
   Brokerage: 0.27%
 PaineWebber Group Inc. ........................          42,000       1,451,625
                                                                    ------------
 Manufacturing: 0.10%
 Trinity Industries, Inc. ......................          12,000         535,500
                                                                    ------------
 Medical Technology: 0.27%
 Bausch & Lomb Inc. ............................          20,000         792,500
*Boston Scientific Corp. .......................          15,000         688,125
                                                                    ------------
                                                                       1,480,625
                                                                    ------------
 Metals and Mining: 0.22%
 Aluminum Company of America ...................           6,000         422,250
 ASARCO Inc. ...................................          19,000         426,312
 Homestake Mining Co. ..........................          36,000         319,500
                                                                    ------------
                                                                       1,168,062
                                                                    ------------
 Natural Gas: 0.26%
 Consolidated Natural Gas Co. ..................          17,000       1,028,500
 Peoples Energy Corp. ..........................           9,000         354,375
                                                                    ------------
                                                                       1,382,875
                                                                    ------------
 Office Automation and
   Equipment: 0.12%
 Xerox Corp. ...................................           9,000         664,312
                                                                    ------------
 Oil and Gas: 2.19%
 Amerada Hess Corp. ............................          55,000       3,018,125
 Ashland Inc. ..................................          66,000       3,543,375
 Coastal Corp. .................................          13,000         805,188
 Dresser Industries Inc. .......................          23,000         964,562
 Phillips Petroleum Co. ........................          52,000       2,528,500
 Texaco Inc. ...................................          10,000         543,750
 Union Texas Petroleum Holdings Inc. ...........          19,000         395,437
                                                                    ------------
                                                                      11,798,937
                                                                    ------------

================================================================================


                                                        Number         Value
                                                      of Shares       (Note 2)
--------------------------------------------------------------------------------

 Pharmaceuticals: 1.29%
 Allergan Inc. .................................          66,000    $  2,215,125
 Merck & Co., Inc. .............................          15,000       1,593,750
 Pfizer Inc. ...................................          23,000       1,714,938
 Schering-Plough Inc. ..........................          22,600       1,404,025
                                                                    ------------
                                                                       6,927,838
                                                                    ------------
 Printing and Publishing: 0.54%
 Knight-Ridder Inc. ............................           6,000         312,000
 McGraw-Hill Cos ...............................          35,000       2,590,000
                                                                    ------------
                                                                       2,902,000
                                                                    ------------
 Railroads: 0.17%
 Burlington Northern Santa Fe Inc. .............          10,000         929,375
                                                                    ------------
 Restaurants: 0.52%
*Brinker International Inc. ....................          23,000         368,000
 Darden Restaurants Inc. .......................         150,000       1,875,000
 Host Marriot Corp. ............................          30,000         588,750
                                                                    ------------
                                                                       2,831,750
                                                                    ------------
 Retail Trade: 1.47%
*Federated Department Stores Inc. ..............          34,000       1,464,125
*K Mart Corp. ..................................         133,000       1,537,813
 Sears Roebuck & Co. ...........................          37,000       1,674,250
 Supervalu Inc. ................................          27,000       1,130,625
 TJX Companies Inc. ............................          33,000       1,134,375
*Toys "R" Us Inc. ..............................          32,000       1,006,000
                                                                    ------------
                                                                       7,947,188
                                                                    ------------
 Steel: 0.13%
 USX-U.S. Steel Group Inc. .....................          22,000         687,500
                                                                    ------------
 Telecommunications: 3.10%
*Airtouch Communications Corp. .................          17,000         706,562
 AT&T Corp. ....................................          70,000       4,287,500
 Bell Atlantic Corp. ...........................          15,360       1,397,760
 Frontier Corp. ................................          38,000         914,375
 Lucent Technologies Inc. ......................          13,000       1,038,375
 MCI Communications Corp. ......................          82,000       3,510,625
*Tele Communications Inc., Class A .............          83,000       2,318,812
*United States Cellular Corp. ..................          38,100       1,181,100
 U S West Communications Group Inc. ............          30,000       1,353,750
                                                                    ------------
                                                                      16,708,859
                                                                    ------------
 Tobacco: 0.28%
 RJR Nabisco Holdings Corp. ....................          41,000       1,537,500
                                                                    ------------
 Utilities: 1.69%
 Cinergy Corp. .................................          32,000       1,226,000
*FirstEnergy Corp. .............................         122,000       3,538,000
 Unicom Corp. ..................................          73,000       2,244,750
 UtiliCorp United Inc. .........................          54,000       2,095,875
                                                                    ------------
                                                                       9,104,625
                                                                    ------------
 Total United States
   (Cost $130,144,264) .........................................     151,967,334
                                                                    ------------

                             FOREIGN STOCKS: 22.39%

                                 Belgium: 1.02%
Banks: 0.23%
Generale de Banque .............................           1,700         739,881
KredietBank NV .................................           1,200         503,645
                                                                    ------------
                                                                       1,243,526
                                                                    ------------
Chemicals: 0.09%
Solvay SA, Class A .............................           7,500         471,661
                                                                    ------------
Conglomerates: 0.09%
Groupe Bruxelles Lambert .......................           3,400         491,877
                                                                    ------------
Energy: 0.15%
Petrofina SA ...................................           2,200         812,013
                                                                    ------------
Insurance: 0.24%
Fortis AG ......................................           4,200         876,278
Royale Belge ...................................           1,500         427,127
                                                                    ------------
                                                                       1,303,405
                                                                    ------------
Utilities: 0.22%
Electrabel SA ..................................           5,100       1,179,679
                                                                    ------------
Total Belgium ..................................................       5,502,161
                                                                    ------------

                                 Denmark: 1.10%
Banks: 0.26%
Den Danske Bank ................................           8,300       1,106,714
Unidanmark AS, Class A .........................           3,900         286,496
                                                                    ------------
                                                                       1,393,210
                                                                    ------------
Conglomerates: 0.12%
Sophus Berendsen, Class B ......................           3,800         627,117
                                                                    ------------
Food and Beverages: 0.05%
Carlsberg, Class A .............................           5,000         268,723
                                                                    ------------
Hospital and Healthcare: 0.23%
Novo-Nordisk AS, Class B .......................           8,600       1,230,866
                                                                    ------------
Telecommunications: 0.14%
Tele Danmark AS, Class B .......................          12,600         782,070
                                                                    ------------
Transportation: 0.30%
D/S 1912, Class B ..............................              18         830,703
D/S Svendborg, Class B .........................              12         788,642
                                                                    ------------
                                                                       1,619,345
                                                                    ------------
Total Denmark ..................................................       5,921,331
                                                                    ------------

                                 Finland: 0.88%
 Banks: 0.10%
*Merita Ltd., Class A ..........................          98,200         537,392
                                                                    ------------
 Conglomerates: 0.04%
 Metra OY, Class B .............................          10,200         239,758
                                                                    ------------
 Electronics: 0.44%
 Nokia AB, Class A .............................          33,500       2,380,780
                                                                    ------------
 Food and Beverages: 0.05%
 Cultor OY 1 ...................................           4,700         255,478
                                                                    ------------
 Forest and Paper Products: 0.15%
*UPM-Kymmen OY .................................          39,100         782,649
                                                                    ------------
 Insurance: 0.06%
 Sampo Insurance Co., Class A ..................           9,300         302,287
                                                                    ------------
 Metals and Mining: 0.04%
 Outokumpu OY, Class A .........................          18,800         229,585
                                                                    ------------
 Total Finland .................................................       4,727,929
                                                                    ------------

                                  France: 3.12%
 Banks: 0.29%
 Banque Nationale De Paris .....................          15,300         813,594
 Societe Generale Paris ........................           5,550         756,500
                                                                    ------------
                                                                       1,570,094
                                                                    ------------
 Chemicals: 0.15%
 Air Liquide Co. ...............................           5,250         822,077
                                                                    ------------
 Consumer Products and
   Services: 0.81%
 Cie Generale Des Eaux .........................          10,100       1,410,272
 L'oreal Co. ...................................           6,650       2,603,243
*Promodes ......................................             800         332,055
                                                                    ------------
                                                                       4,345,570
                                                                    ------------
 Electronics: 0.24%
 Alcatel Alsthom ...............................           7,500         953,729
*Schneider SA ..................................           6,250         339,519
                                                                    ------------
                                                                       1,293,248
                                                                    ------------

ZWEIG MANAGED ASSETS
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                        Number         Value
                                                      of Shares       (Note 2)
--------------------------------------------------------------------------------

 Food and Beverages: 0.11%
 LVMH Moet Hennessy ............................           3,550    $    589,517
                                                                    ------------
 Insurance: 0.36%
 AXA UAP .......................................          24,650       1,908,206
                                                                    ------------
 Oil and Gas: 0.24%
 Societe Nationale Elf Aquitaine ...............          11,300       1,314,857
                                                                    ------------
 Real Estate: 0.08%
 Simco .........................................           6,600         444,325
                                                                    ------------
 Retail Trade: 0.42%
 Carrefour .....................................           2,650       1,383,177
 Cie De St. Gobain .............................           6,150         874,064
                                                                    ------------
                                                                       2,257,241
                                                                    ------------
 Telecommunications: 0.29%
*France Telecom SA .............................          43,400       1,574,873
                                                                    ------------
 Utilities: 0.13%
 Total SA, Class B .............................           6,650         724,044
                                                                    ------------
 Total France ..................................................      16,844,052
                                                                    ------------

                                 Germany: 3.81%
 Automobiles: 0.51%
 Daimler-Benz AG ...............................          22,000       1,544,123
 Volkswagen AG .................................           2,200       1,238,235
                                                                    ------------
                                                                       2,782,358
                                                                    ------------
 Banks: 0.86%
*Bayerische Hypotheken .........................          26,800       1,308,667
 Deutsche Bank AG ..............................          26,200       1,850,568
 Dresdner Bank AG ..............................          32,400       1,495,626
                                                                    ------------
                                                                       4,654,861
                                                                    ------------
 Chemicals: 0.62%
 Bayer AG ......................................          48,650       1,818,244
 Hoechst AG ....................................          43,900       1,538,172
                                                                    ------------
                                                                       3,356,416
                                                                    ------------
 Conglomerates: 0.13%
 Viag AG .......................................           1,300         700,595
                                                                    ------------
 Consumer Products and
   Services: 0.05%
 Karstadt AG ...................................             750         256,154
                                                                    ------------
 Electronics: 0.35%
 Siemens AG ....................................          32,100       1,901,317
                                                                    ------------
 Insurance: 0.53%
 Allianz AG Holding ............................          11,000       2,838,642
                                                                    ------------
 Machinery and Equipment: 0.43%
 Mannesmann AG .................................           4,550       2,300,251
                                                                    ------------
 Telecommunications: 0.05%
 Deutsche Telekom AG ...........................          15,000         277,802
                                                                    ------------
 Utilities: 0.28%
 RWE AG ........................................          27,700       1,486,644
                                                                    ------------
 Total Germany .................................................      20,555,040
                                                                    ------------

                                  Italy: 2.46%
Apparel and Textiles: 0.05%
Benetton Group SPA .............................          17,160         280,986
                                                                    ------------
Automobiles: 0.19%
Fiat SPA .......................................         273,900         797,069
Fiat SPA Priv ..................................         161,700         246,941
                                                                    ------------
                                                                       1,044,010
                                                                    ------------
Banks: 0.36%
Credito Italiano SPA ...........................         345,000       1,064,468
Istituto Banc San Paolo SPA ....................          55,500         530,516
Mediobanca SPA .................................          45,500         357,464
                                                                    ------------
                                                                       1,952,448
                                                                    ------------
Broadcasting: 0.09%
Mediaset SPA ...................................          93,500         459,568
                                                                    ------------
Building Materials and
  Products: 0.05%
Sirti SPA ......................................          39,500         239,056
                                                                    ------------
Conglomerates: 0.03%
Snia BPD .......................................         170,000         175,000
                                                                    ------------
Energy: 0.56%
Eni SPA ........................................         534,000       3,029,429
                                                                    ------------
Industrial Products, Services and
  Machinery: 0.10%
Pirelli SPA ....................................         205,000         548,446
                                                                    ------------
Insurance: 0.35%
Assicurazioni Generali SPA .....................          68,000       1,671,157
Ras Riun Adriat Di Sicurt SPA ..................          23,000         225,708
                                                                    ------------
                                                                       1,896,865
                                                                    ------------
Telecommunications: 0.63%
Telecom Italia Mobile SPA ......................         397,500       1,835,743
Telecom Italia SPA .............................         238,888       1,526,833
                                                                    ------------
                                                                       3,362,576
                                                                    ------------
Utilities: 0.05%
Edison SPA .....................................          45,000         272,342
                                                                    ------------
Total Italy ....................................................      13,260,726
                                                                    ------------

                                  Mexico: 1.00%
 Broadcasting: 0.08%
*Grupo Televisa SA .............................          21,000         408,705
                                                                    ------------
 Building Materials and
   Products: 0.08%
 Cemex SA, Class A .............................          93,000         421,636
                                                                    ------------
 Conglomerates: 0.19%
 Alfa SA, Class A ..............................          53,000         358,952
 Fomento Economico De Mexico SA,
   Class B .....................................          33,000         263,613
 Grupo Carso SA ................................          61,000         406,323
                                                                    ------------
                                                                       1,028,888
                                                                    ------------
 Consumer Products and Services: 0.08%
 Kimberly Clark De Mexico SA ...................          93,000         440,671
                                                                    ------------
 Food and Beverages: 0.15%
 Grupo Industrial Bimbo SA .....................          32,000         303,654
 Grupo Modelo SA ...............................          58,000         488,501
                                                                    ------------
                                                                         792,155
                                                                    ------------
 Metals and Mining: 0.04%
 Grupo Mexico SA ...............................          61,000         223,970
                                                                    ------------
 Retail Trade: 0.13%
*Cifra SA, Class V .............................         295,000         724,527
                                                                    ------------
 Telecommunications: 0.25%
 Telefonos De Mexico SA ........................          67,000         188,655
 Telefonos De Mexico SA, Class L ...............         413,000       1,165,464
                                                                    ------------
                                                                       1,354,119
                                                                    ------------
 Total Mexico ..................................................       5,394,671
                                                                    ------------

                               Netherlands: 1.01%
Banks: 0.08%
ABN Amro Holding NV ............................          23,200         452,046
                                                                    ------------
Broadcasting: 0.06%
Elsevier NV ....................................          20,400         330,067
                                                                    ------------
Chemicals: 0.06%
Akzo NV ........................................           2,000         344,905
                                                                    ------------
Electronics: 0.07%
Philips Electronics NV .........................           5,900         353,902
                                                                    ------------

================================================================================


                                                        Number         Value
                                                      of Shares       (Note 2)
--------------------------------------------------------------------------------

Energy: 0.38%
Royal Dutch Petroleum NV .......................          36,900    $  2,025,905
                                                                    ------------
Finance: 0.11%
ING Groep NV ...................................          14,100         593,984
                                                                    ------------
Food and Beverages: 0.12%
Unilever NV ....................................          10,900         672,100
                                                                    ------------
Retail Trade: 0.05%
Ahold NV .......................................           9,500         247,900
                                                                    ------------
Telecommunications: 0.07%
Kon. Ptt. Nederland NV .........................           9,200         383,933
                                                                    ------------
Transportation: 0.01%
IHC Caland NV ..................................           1,000          51,894
                                                                    ------------
Total Netherlands ..............................................       5,456,636
                                                                    ------------

                                  Norway: 0.98%
 Banks: 0.10%
 Christiana Bank Kreditkasse ASA ...............         129,700         524,276
                                                                    ------------
 Conglomerates: 0.16%
 Aker RGI ASA ..................................          11,800         212,881
 Orkla ASA, Class A ............................           7,600         654,622
                                                                    ------------
                                                                         867,503
                                                                    ------------
 Energy: 0.47%
 Norsk Hydro ASA ...............................          43,600       2,126,126
*Petroleum GEO Services ASA ....................           6,100         384,757
                                                                    ------------
                                                                       2,510,883
                                                                    ------------
 Engineering: 0.07%
 Kvearner ASA ..................................           7,900         402,920
                                                                    ------------
 Insurance: 0.07%
*Storebrand ASA ................................          55,800         393,587
                                                                    ------------
 Transportation: 0.11%
 Bergesen DY ASA, Class A ......................          25,000         590,055
                                                                    ------------
 Total Norway ..................................................       5,289,224
                                                                    ------------

                                  Spain: 3.32%
 Banks: 1.28%
*Argentaria SA .................................          18,600       1,131,264
 Banco Bilbao Vizcaya SA .......................          71,100       2,299,787
 Banco Central Hispano SA ......................          37,600         915,236
 Banco De Santander SA .........................          51,300       1,713,193
*Banco Espanol Credito SA ......................          85,100         837,514
                                                                    ------------
                                                                       6,896,994
                                                                    ------------
 Business Services: 0.07%
 Autopistas Cesa Co. SA ........................          28,400         381,051
                                                                    ------------
 Energy: 0.25%
 Repsol Petroleo SA ............................          31,300       1,334,839
                                                                    ------------
 Engineering: 0.06%
 Dragados & Construcciones SA ..................          15,100         321,487
                                                                    ------------
 Finance: 0.06%
 Corporacion Financiera SA .....................           2,900         305,383
                                                                    ------------
 Homebuilders: 0.07%
 Fomento De Construcion SA .....................          10,400         395,760
                                                                    ------------
 Insurance: 0.04%
 Mapfre SA .....................................           8,400         222,655
                                                                    ------------
 Retail Trade: 0.06%
*Centros Com. Pryca SA .........................          23,100         344,040
                                                                    ------------
 Steel: 0.06%
 Acerinox SA ...................................           2,000         296,164
                                                                    ------------
 Telecommunications: 0.48%
 Telefonica De Espana SA .......................          90,800       2,591,470
                                                                    ------------
 Tobacco: 0.06%
 Tabacalera SA, Class A ........................           4,100         332,217
                                                                    ------------

 Utilities: 0.83%
 Empresa Nacionale de Electricidad SA ..........         108,000       1,916,735
 General De Aguas de Barcelona SA ..............           6,800         280,182
 Iberdrola SA ..................................         130,300       1,714,075
 Sevillana De Electricidad SA ..................          28,300         264,589
 Union Electrica Fenosa SA .....................          30,000         287,373
                                                                    ------------
                                                                       4,462,954
                                                                    ------------
 Total Spain ...................................................      17,885,014
                                                                    ------------

                               Switzerland: 1.08%
Banks: 0.23%
Credit Suisse Group ............................           3,300         511,329
Swiss Bank Corp. ...............................           1,070         333,057
Union Bank of Switzerland, Class B .............             280         405,444
                                                                    ------------
                                                                       1,249,830
                                                                    ------------
Business Services: 0.02%
Adecco SA ......................................             370         107,432
                                                                    ------------

Food and Beverages: 0.15%
Nestle SA ......................................             520         780,418
                                                                    ------------

Hospital and Healthcare: 0.51%
Novartis AG ....................................             850       1,381,165
Roche Holding AG ...............................             100         994,480
Roche Holding AG-Bearer ........................              23         354,804
                                                                    ------------
                                                                       2,730,449
                                                                    ------------
Insurance: 0.13%
Schweiz Ruckversiche ...........................             200         374,618
Zurich Insurance Vers ..........................             710         338,802
                                                                    ------------
                                                                         713,420
                                                                    ------------
Machinery and Equipment: 0.04%
ABB AG Baden ...................................             190         239,039
                                                                    ------------
Total Switzerland ..............................................       5,820,588
                                                                    ------------

                              United Kingdom: 2.61%
Banks: 0.49%
Abbey National Plc .............................          33,500         578,219
HSBC Holdings ..................................          26,200         649,230
HSBC Holdings, Class A .........................          17,500         452,362
National Westminster Bank Plc ..................          46,800         777,364
Royal Bank of Scotland .........................          12,772         163,497
                                                                    ------------
                                                                       2,620,672
                                                                    ------------
Broadcasting: 0.08%
Reed International Corp. .......................          43,600         425,057
                                                                    ------------

Building Materials and
  Products: 0.06%
RMC Group Inc. .................................           8,500         119,999
Williams Holdings Co. ..........................          37,514         207,398
                                                                    ------------
                                                                         327,397
                                                                    ------------
Chemicals: 0.08%
BOC Group ......................................          16,077         266,251
Imperial Chemical Industries Inc. ..............          11,200         173,228
                                                                    ------------
                                                                         439,479
                                                                    ------------
Conglomerates: 0.07%
Hanson Plc .....................................          10,121          45,380
Siebe Plc ......................................          11,300         211,961
TI Group .......................................          17,900         137,250
                                                                    ------------
                                                                         394,591
                                                                    ------------

ZWEIG MANAGED ASSETS
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                        Number         Value
                                                      of Shares       (Note 2)
--------------------------------------------------------------------------------

Consumer Products and
  Services: 0.32%
BAA Plc ........................................          13,400    $    107,486
Caradon Plc ....................................          11,340          33,493
De La Rue Plc ..................................           4,600          29,973
Glaxo Holdings Plc .............................          40,600         960,632
SmithKline Beecham, Class A ....................          42,422         436,607
Tomkins Corp. ..................................          31,400         146,730
                                                                    ------------
                                                                       1,714,921
                                                                    ------------
Finance: 0.02%
Mercury Asset Management .......................           3,600         100,580
                                                                    ------------
Food and Beverages: 0.46%
Allied Domecq Plc ..............................          24,500         221,718
Bass Plc .......................................          21,408         329,704
BAT Industries Inc. ............................          47,500         433,378
Cadbury Schweppes Inc. .........................          86,200         858,094
Unilever Plc ...................................          62,800         538,873
United Biscuits Corp. ..........................          33,200         122,365
                                                                    ------------
                                                                       2,504,132
                                                                    ------------
Insurance: 0.16%
Prudential Corp. ...............................          41,700         484,753
Royal & Sun Alliance Insurance Co. .............          37,900         380,401
                                                                    ------------
                                                                         865,154
                                                                    ------------
Oil and Gas: 0.31%
British Petroleum Plc ..........................          61,600         811,361
Shell Transport ................................         120,000         871,734
                                                                    ------------
                                                                       1,683,095
                                                                    ------------
Retail Trade: 0.29%
Boots Co. ......................................          26,764         388,852
Great Universal Stores Inc. ....................          15,800         194,980
Marks & Spencer Corp. ..........................          57,500         566,718
Sears Plc ......................................          52,700          45,524
Tesco Corp. ....................................          47,600         383,774
                                                                    ------------
                                                                       1,579,848
                                                                    ------------
Telecommunications: 0.19%
British Telecommunications Corp. ...............          94,100         742,808
Cable & Wireless Plc ...........................          30,200         265,599
                                                                    ------------
                                                                       1,008,407
                                                                    ------------
Tobacco: 0.01%
Imperial Tobacco Group Plc .....................           8,097          51,160
                                                                    ------------
Tourism: 0.03%
Ladbroke Group .................................          18,800          81,665
Rank Group Plc .................................          10,000          57,383
                                                                    ------------
                                                                         139,048
                                                                    ------------
Utilities: 0.04%
Energy Group Plc ...............................           8,097          89,862
National Power Corp. ...........................          13,500         133,833
                                                                    ------------
                                                                         223,695
                                                                    ------------
Total United Kingdom ...........................................      14,077,236
                                                                    ------------
Total Foreign Stocks
  (Cost $101,569,516) ..........................................     120,734,608
                                                                    ------------
Total Common Stocks
  (Cost $231,713,780) ..........................................     272,701,942
                                                                    ------------
                                                       Principal
                                                          Amount
                                                        --------
BONDS: 37.31%
UNITED STATES GOVERNMENT OBLIGATIONS: 19.20%
United States Treasury Bonds: 6.10%
    10.75%, 5/15/2003 ..........................    $  7,000,000       8,596,882
    7.25%, 8/15/2022 ...........................      13,500,000      15,596,726
    7.50%, 11/15/2024 ..........................       7,300,000       8,732,632
                                                                    ------------
                                                                      32,926,240
                                                                    ------------
United States Treasury
  Notes: 13.10%
    6.25%, 8/31/2000 ...........................      10,400,000      10,539,755
    7.50%, 2/15/2005 ...........................       7,100,000       7,803,347
    6.50%, 5/15/2005 ...........................       5,400,000       5,631,190
    6.875%, 5/15/2006 ..........................      19,900,000      21,305,458
    6.50%, 10/15/2006 ..........................      24,200,000      25,349,524
                                                                    ------------
                                                                      70,629,274
                                                                    ------------
Total United States Government Obligations
  (Cost $100,107,563) ..........................................     103,555,514
                                                                    ------------

FOREIGN GOVERNMENT
  OBLIGATIONS: 18.11%
Denmark Bullet
  Government Bonds: 0.98%
    7.00%, 11/15/2007 ...........   DKr               33,000,000       5,290,827
                                                                    ------------
Deutschland Republic
  Government Bonds: 2.91%
    6.00%, 7/4/2007 .............   DM                26,850,000      15,685,520
                                                                    ------------
Finnish Government
  Bonds: 0.99%
    7.25%, 4/18/2006 ............   Fim               26,000,000       5,346,724
                                                                    ------------
France O.A.T. Bonds: 2.94%
    5.50%, 10/25/2007 ...........   ff                94,300,000      15,866,464
                                                                    ------------
Italian Government
  Bonds: 2.13%
    6.75%, 7/1/2007 .............   Lira          18,700,000,000      11,502,428
                                                                    ------------
Netherlands Government
  Bonds: 0.93%
    5.75%, 2/15/2007 ............   NLG                9,900,000       5,030,024
                                                                    ------------
Norwegian Government
  Bonds: 1.00%
    6.75%, 1/15/2007 ............   NOK               36,500,000       5,386,731
                                                                    ------------
Spanish Government
  Bonds: 2.03%
    7.35%, 3/31/2007 ............   Pta            1,474,000,000      10,940,733
                                                                    ------------
Swedish Government
  Bonds: 1.95%
    8.00%, 8/15/2007 ............   Skr               72,700,000      10,511,882
                                                                    ------------
United Kingdom
  Treasury Bonds: 2.25%
    8.50%, 7/16/2007 ............   (pound)            6,400,000      12,113,454
                                                                    ------------

 Total Foreign Government Obligations
   (Cost $96,942,940) ..........................................      97,674,787
                                                                    ------------

 Total Bonds
   (Cost $197,050,503) .........................................     201,230,301
                                                                    ------------

UNITED STATES SHORT-TERM
  OBLIGATIONS: 3.14%
Federal Home Loan Mortgage Corp.,
  Discount Notes: 0.92%
    5.54%, 1/23/98 .............................    $  5,000,000       4,982,562
                                                                    ------------
Federal National Mortgage Assn.,
  Discount Notes: 1.85%
    5.52%, 1/29/98 .............................      10,000,000       9,956,989
                                                                    ------------
United States Treasury Bills: 0.37%
    5.17%, 1/22/98 .............................       1,000,000         996,979
    5.1925%, 1/22/98 ...........................       1,000,000         996,980
                                                                    ------------
                                                                       1,993,959
                                                                    ------------
Total United States Short-Term Obligations
  (Cost $16,934,094) ...........................................      16,933,510
                                                                    ------------

================================================================================

                                                      Principal         Value
                                                       Amount         (Note 2)
--------------------------------------------------------------------------------

UNITED STATES REPURCHASE
  AGREEMENTS: 7.69%
With Morgan Stanley & Co., Inc.
  (dated 12/31/97), 6.76%, due 1/2/98
  (Repurchase proceeds $21,473,061);
  collateralized by: $21,882,762 various
  United States Government Agency
  Obligations, 6.133% - 6.524%,
  9/1/2019 - 9/1/2026
  (Market value $22,139,812) ...................    $ 21,465,000    $ 21,465,000
                                                                    ------------
With Prudential Securities Inc.,
  (dated 12/31/97), 6.65%, due 1/2/98
  (Repurchase proceeds $20,007,389);
  collateralized by: $20,190,000
  Federal Farm Credit Systemwide
  Bonds 6.05%, due 5/1/98
  (Market value $20,403,562) ...................      20,000,000      20,000,000
                                                                    ------------

Total United States Repurchase Agreements
  (Cost $41,465,000) ...........................................      41,465,000
                                                                    ------------

Total Investments in Securities
  (Cost $487,163,377) ..........................................     532,330,753
                                                                    ------------

 Net Unrealized Appreciation on Foreign Forward
   Currency Contracts (Note 4): 0.55% ..........................       2,948,801
                                                                    ------------

Total Investments
  (Cost $487,163,377) ..........................          99.26%    535,279,554
Other Assets ...................................           1.11       6,003,637
                                                    -----------    ------------
  Total Assets .................................         100.37%    541,283,191
  Total Liabilities (Note 5) ...................          (0.37)     (1,987,582)
                                                    -----------    ------------
Net Assets (Note 6) ............................         100.00%   $539,295,609
                                                    ===========    ============

Class A Shares
Net asset value ("NAV") and redemption price per share
  ($110,908,328/8,719,361 shares) ..............................         $12.72
                                                                         ======
Maximum public offering price per share -
  NAV/(1- maximum sales charge) ($12.72/.945) ..................         $13.46
                                                                         ======

Class B Shares
Net asset value and offering price per share
  ($18,117,351/1,416,739 shares) ...............................         $12.79
                                                                         ======
Redemption price per share .....................................             **
                                                                         ======

Class C Shares
Net asset value and offering price per share
  ($407,624,690/32,280,994 shares) .............................         $12.63
                                                                         ======
Redemption price per share .....................................             **
                                                                         ======

Class I Shares
Net asset value, offering and redemption price per share
  ($2,645,240/202,755 shares) ..................................         $13.05
                                                                         ======

--------------------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held (Note 3b).


                                                                          %Net
Industry Breakdown - Common Stock                      Value              Assets
--------------------------------------------------------------------------------

Airfreight .....................................    $    805,875           0.15%
Airlines .......................................         514,000           0.10%
Apparel and Textiles ...........................         800,986           0.15%
Automobiles ....................................      11,155,056           2.07%
Banks ..........................................      35,501,224           6.58%
Biotechnology ..................................         472,875           0.09%
Broadcasting ...................................       5,273,681           0.98%
Building Materials and Products ................       4,858,214           0.90%
Business Services ..............................         488,483           0.09%
Chemicals ......................................      11,837,538           2.19%
Computers and Software .........................       6,508,000           1.21%
Conglomerates ..................................       7,516,829           1.39%
Consumer Products and Services .................      11,983,316           2.22%
Electrical Equipment ...........................       1,568,000           0.29%
Electronics ....................................      13,763,315           2.55%
Energy .........................................       9,713,069           1.80%
Engineering ....................................       1,536,595           0.28%
Entertainment ..................................       3,598,135           0.67%
Finance ........................................       8,457,103           1.57%
Food and Beverages .............................       7,617,523           1.41%
Forest and Paper Products ......................         782,649           0.15%
Homebuilders ...................................         395,760           0.07%
Hospital and Healthcare ........................       5,151,315           0.96%
Household Products .............................       1,122,813           0.21%
Industrial Products, Services
  and Machinery ................................       1,405,946           0.26%
Insurance ......................................      17,461,902           3.24%
Investment Banking and Brokerage ...............       1,451,625           0.27%
Machinery and Equipment ........................       2,539,290           0.47%
Manufacturing ..................................         535,500           0.10%
Medical Technology .............................       1,480,625           0.27%
Metals and Mining ..............................       1,621,617           0.30%
Natural Gas ....................................       1,382,875           0.26%
Office Automation and Equipment ................         664,312           0.12%
Oil and Gas ....................................      14,796,889           2.74%
Pharmaceuticals ................................       6,927,838           1.28%
Printing and Publishing ........................       2,902,000           0.54%
Railroads ......................................         929,375           0.17%
Real Estate ....................................         444,325           0.08%
Restaurants ....................................       2,831,750           0.53%
Retail Trade ...................................      13,100,744           2.43%
Steel ..........................................         983,664           0.18%
Telecommunications .............................      28,044,109           5.20%
Tobacco ........................................       1,920,877           0.36%
Tourism ........................................         139,048           0.03%
Transportation .................................       2,261,294           0.42%
Utilities ......................................      17,453,983           3.24%
                                                    ------------    -----------
                                                    $272,701,942          50.57%
                                                    ============    ===========


--------------------------------------------------------------------------------

For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $487,551,175 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation ..........................           $ 54,097,951
Gross unrealized depreciation ..........................             (6,369,572)
                                                                   ------------
Net unrealized appreciation ............................           $ 47,728,379
                                                                   ============


                       See notes to financial statements.

ZWEIG GROWTH & INCOME FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                     Number            Value
                                                    of Shares         (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCKS: 93.33%
 Aerospace: 1.50%
 AAR Corp. ..................................           3,400        $   131,750
*Moog Inc., Class A .........................           2,900            101,319
 Precision Castparts Corp. ..................           2,100(a)         126,656
 Sundstrand Corp. ...........................             900             45,337
 Thiokol Corp. ..............................           1,300            105,625
                                                                     -----------
                                                                         510,687
                                                                     -----------
 Air Freight: 0.41%
 Air Express International Corp. ............             900             27,450
 Airborne Freight Corp. .....................           1,800            111,825
                                                                     -----------
                                                                         139,275
                                                                     -----------
 Airlines: 1.75%
*Alaska Airgroup Inc. .......................           4,300            166,625
*AMR Corp. ..................................           1,000            128,500
 British Airways Plc., ADR ..................             100              9,369
 KLM Royal Dutch Airlines N. V., ADR ........           4,730(a)         178,557
 Southwest Airlines Co. .....................           4,550            112,044
                                                                     -----------
                                                                         595,095
                                                                     -----------
 Apparel and Textiles: 2.22%
 Guilford Mills Inc. ........................           6,700(a)         183,412
 Interface Inc., Class A ....................           3,900            113,100
*Jones Apparel Group Inc ....................           2,500            107,500
 Kellwood Co. ...............................           3,200             96,000
 Oxford Industries Inc. .....................           1,700             55,250
 Springs Industries., Class A ...............           2,400            124,800
*Tommy Hilfiger Corp. .......................           2,100             73,762
                                                                     -----------
                                                                         753,824
                                                                     -----------
 Automobiles: 1.38%
 Ford Motor Co. .............................           5,200(a)         253,175
 General Motors Corp. .......................           1,300             78,812
 Honda Motor Co. Ltd., ADR ..................             400             29,550
 Volvo AB, ADR ..............................           4,000            108,000
                                                                     -----------
                                                                         469,537
                                                                     -----------
 Automotive Parts and
   Equipment: 3.11%
 Arvin Industries Inc. ......................           7,200            239,850
 Barnes Group Inc. ..........................             600             13,650
 Borg-Warner Automotive, Inc. ...............           2,200            114,400
 Excel Industries, Inc. .....................           8,100            146,306
*Lear Corp. .................................           1,700             80,750
 Simpson Industries, Inc. ...................           9,800            115,150
 Standard Motor Products, Inc. ..............           2,100             47,381
 Standard Products Co. ......................           5,300            135,813
 Wynn's International Inc. ..................           5,200            165,750
                                                                     -----------
                                                                       1,059,050
                                                                     -----------
 Banks: 0.58%
 City National Corp. ........................           5,300            195,769
                                                                     -----------
 Building Materials and
   Products: 2.23%
 Ameron International Inc. ..................           2,100            132,825
 Lafarge Corp. ..............................           5,000            147,813
 Southdown, Inc. ............................           6,900            407,100
 TJ International Inc. ......................           2,900             71,775
                                                                     -----------
                                                                         759,513
                                                                     -----------
 Casino Operators: 0.30%
*Rio Hotel & Casino Inc .....................           4,900            102,900
                                                                     -----------
 Chemicals: 1.24%
 Albemarle Corp. ............................           4,800            114,600
 B.F.Goodrich & Co. .........................           3,360            139,230
 Furon Co. ..................................           1,100             22,963
 Quaker Chemical Corp. ......................           3,100             58,706
*Rogers Corp. ...............................             300             12,262
 Wellman Inc. ...............................           3,700             72,150
                                                                     -----------
                                                                         419,911
                                                                     -----------
 Commercial Services: 0.73%
*Cendant Corp. ..............................              24                825
 CPI Corp. ..................................           3,000             67,875
 Crawford & Co., Class B ....................             300              6,131
 Laidlaw Inc. ...............................           5,600             76,300
 Ogden Corp. ................................           2,500             70,469
 Unifirst Corp. .............................             900             25,256
                                                                     -----------
                                                                         246,856
                                                                     -----------

 Computer Components and
   Software: 0.83%
*Storage Technology Corp., Class A ..........           3,100            192,006
*Symantec Corp. .............................           4,100             89,944
                                                                     -----------
                                                                         281,950
                                                                     -----------

 Construction Equipment: 0.33%
 Caterpillar Inc. ...........................           2,300            111,694
                                                                     -----------
                                                                         111,694
                                                                     -----------

 Containers and Packaging: 0.29%
 Ball Corp. .................................           2,400             84,750
*Sealright Co Inc. ..........................             300              3,713
 Zero Corp. .................................             300              8,888
                                                                     -----------
                                                                          97,351
                                                                     -----------
 Electrical Products: 0.77%
*American Power Conversion Co ...............           3,200             75,600
 Kuhlman Corp. ..............................           1,100             43,038
*Magnetek Inc. ..............................           2,600             50,700
 Tecumseh Products Co., Class A .............           1,900             92,625
                                                                     -----------
                                                                         261,963
                                                                     -----------
 Electronics: 1.12%
*Esterline Technologies Corp ................           1,400             50,400
 MTS Systems Corp. ..........................           2,800            105,000
 Philips Electronics N.V ....................           1,200             72,600
 Raytheon Co., Class A ......................              70              3,453
*SCI Systems Inc. ...........................           2,500            108,906
*Unitrode Corp. .............................           1,800             38,700
                                                                     -----------
                                                                         379,059
                                                                     -----------
 Engineering: 0.07%
*Jacobs Engineering Group Inc. ..............             900             22,838
                                                                     -----------

 Entertainment: 0.01%
*Playboy Enterprises Inc., Class A ..........             300              4,163
                                                                     -----------

 Finance: 3.56%
 Equitable Companies Inc. ...................           5,100(a)         253,725
 Green Tree Financial Corp. .................           2,200             57,612
 LNR Property Corp. .........................           2,000             47,250
 Money Store Inc. ...........................           4,500             94,500
 Morgan Stanley, Dean Witter,
   Discover & Co. ...........................           4,225(a)         249,803
 Providian Financial Corp. ..................           1,900(a)          85,856
 Sunamerica Inc. ............................           9,050            386,887
 Xtra Corp. .................................             600             35,175
                                                                     -----------
                                                                       1,210,808
                                                                     -----------
 Food and Beverages: 1.56%
 Adolph Coors Co., Class B ..................           3,900            129,675
 Interstate Bakeries Corp. ..................           4,500(a)         168,188
*Smithfield Foods Inc. ......................           2,300             75,900
*Suiza Foods Corp. ..........................           2,625            156,352
                                                                     -----------
                                                                         530,115
                                                                     -----------
 Forest and Paper Products: 0.94%
 Pope & Talbot Inc. .........................           7,500(a)         112,969
 Rayonier Inc. ..............................           1,500             63,844
 Wausau-Mosinee Paper Corp. .................           7,000            140,875
                                                                     -----------
                                                                         317,688
                                                                     -----------

================================================================================

                                                     Number            Value
                                                    of Shares         (Note 2)
--------------------------------------------------------------------------------

 Healthcare Facilities and
   Products: 1.14%
*Healthdyne Technologies Inc. ...............           5,500        $   112,063
 Integrated Health Services, Inc. ...........           3,306            103,106
*Phycor Inc. ................................           2,900             78,300
 West Co Inc. ...............................           3,100             92,225
                                                                     -----------
                                                                         385,694
                                                                     -----------

 Homebuilding and Land
   Development: 1.98%
 Centex Corp. ...............................           2,900            182,519
 Del Webb Corp. .............................           2,900             75,400
 Lennar Corp. ...............................           2,000             43,125
 Oakwood Homes Co. ..........................           2,500             82,969
 Ryland Group Inc. ..........................           4,600            108,100
 Standard Pacific Corp. .....................          11,500            181,125
                                                                     -----------
                                                                         673,238
                                                                     -----------

 Household Furnishings and
   Products: 0.86%
 Ethan Allen Interiors Inc. .................           7,100(a)         273,794
*Ladd Furniture Inc. ........................           1,100             16,500
                                                                     -----------
                                                                         290,294
                                                                     -----------

 Industrial Products, Services and
   Machinery: 2.69%
 Applied Power Inc., Class A ................           2,300            158,700
 Cincinnati Milacron Inc. ...................           3,100             80,406
 Gleason Corp. ..............................           1,000             26,938
 Graco Inc. .................................           2,100             78,356
 Ingersoll-Rand Co ..........................           1,850             74,925
 NACCO Industries., Class A .................           1,400            150,063
 Timken Co. .................................          10,000            343,750
                                                                     -----------
                                                                         913,138
                                                                     -----------

 Insurance: 3.30%
 20th Century Industries ....................           2,300             59,800
 Allstate Corp. .............................           1,200            109,050
 American General Corp. .....................               5                270
 Conseco Inc. ...............................           3,500            159,031
 Fremont General Corp. ......................           2,500            136,875
 Old Republic International Corp. ...........           6,700(a)         249,156
 Orion Capital Corp. ........................             100              4,644
 Selective Insurance Group Inc. .............           3,200             86,400
 Torchmark Corp. ............................           1,900             79,918
 Travelers Group Inc. .......................           4,386            236,296
                                                                     -----------
                                                                       1,121,440
                                                                     -----------

 Investment Banking and
   Brokerage: 4.06%
 A.G. Edwards, Inc. .........................           7,300            290,175
 Bear, Stearns & Co. Inc. ...................          14,185            673,788
 Lehman Brothers Holdings Inc. ..............           3,100            158,100
 Merrill Lynch & Co., Inc. ..................           1,300             94,819
 PaineWebber Group Inc. .....................           2,400             82,950
 Raymond James Financial Corp. ..............           2,000             79,375
                                                                     -----------
                                                                       1,379,207
                                                                     -----------
 Manufacturing: 3.54%
 A.O. Smith Corp. ...........................           3,200            135,200
 Aeroquip-Vickers Inc. ......................           2,800            137,375
 Amcast Industrial Corp. ....................           4,500            103,219
 Ametek Inc. ................................           2,800             75,600
 Canadian Pacific Ltd. ......................           6,700            182,575
 Carlisle Companies Inc. ....................             900             38,475
*Culligan Water Technology Inc. .............             289             14,523
 Kaman Corp., Class A .......................           5,300             86,787
 NOVA Corp. .................................           1,500             14,344
 Pentair Inc. ...............................           1,300             46,719
 Premark International Inc. .................           2,300(a)          66,700
*SPS Technologies Inc. ......................           3,100            135,238
 Trinity Industries Inc. ....................           2,600            116,025
 Valmont Industries Inc. ....................           2,500             48,750
                                                                     -----------
                                                                       1,201,530
                                                                     -----------
 Metal Fabrication: 1.20%
 Ampco-Pittsburgh Corp. .....................           1,300             25,431
 Brush Wellman Inc. .........................           2,900             71,050
 Commercial Metals Co. ......................           2,500             78,906
 Kaydon Corp. ...............................           5,200(a)         169,650
 Varlen Corp. ...............................           2,550             62,515
                                                                     -----------
                                                                         407,552
                                                                     -----------
 Metals and Mining: 1.20%
 Alcan Aluminium Ltd. .......................           2,800             77,350
 Arch Coal Inc. .............................           1,500             41,062
 ASARCO Inc. ................................           3,400             76,288
 Cyprus Amax Minerals Co. ...................           3,600             55,350
 De Beers Consolidated Mines Ltd., ADR ......           3,700             75,619
 Phelps Dodge Corp. .........................           1,300             80,925
                                                                     -----------
                                                                         406,594
                                                                     -----------
 Office Automation and
   Equipment: 0.87%
 Hon Industries .............................           1,400             82,600
 Herman Miller, Inc. ........................           3,900            212,794
                                                                     -----------
                                                                         295,394
                                                                     -----------
 Oil and Gas: 13.55%
 Ashland Inc. ...............................           2,700            144,956
*BJ Services Co. ............................           2,100            151,069
 Cabot Oil & Gas Corp., Class A .............           2,300             44,706
 Columbia Gas System, Inc. ..................           1,200             94,275
 CTG Resources Inc. .........................           3,000             78,188
 Elf Aquitaine S.A., ADR ....................           2,300            134,837
 Energen Corp. ..............................           1,200             47,700
 Ensco International Inc. ...................           6,000            201,000
 Equitable Resources Inc. ...................           2,600             91,975
*Global Marine Inc. .........................          16,900(a)         414,050
 Halliburton Co. ............................           1,600             83,100
 Helmerich & Payne, Inc. ....................           3,600(a)         244,350
 Holly Corp. ................................             300              8,287
 Imperial Oil Ltd ...........................             900             57,544
 Indiana Energy Inc. ........................             400             13,175
 MDU Resources Group Inc. ...................           1,800             56,925
 Murphy Oil Corp. ...........................           1,700             92,119
*Nabors Industries ..........................           1,900             59,731
 NUI Corp. ..................................           6,100(a)         174,994
*Parker Drilling Co .........................          10,100            123,094
 Pennzoil Co. ...............................           2,800(a)         187,075
 Phillips Petroleum Co. .....................           1,500             72,937
 Pioneer Natural Resources Co. ..............           1,142             33,047
*Rowan Companies, Inc. ......................           7,100            216,550
*Smith International Inc. ...................           2,500            153,437
 Southwestern Energy Co. ....................           2,800             36,050
 Sun Company, Inc. ..........................           3,300            138,806
 Tidewater Inc. .............................           4,800            264,600
 Tosco Corp. ................................           3,400            128,563
 USX-Marathon Group .........................          11,600(a)         391,500
 Valero Energy Corp. ........................           2,200             69,163
*Varco International, Inc. ..................          14,900            319,419
*Weatherford Enterra, Inc. ..................           2,800            122,500
 YPF Sociedad Anonima, ADR ..................           4,500            153,844
                                                                     -----------
                                                                       4,603,566
                                                                     -----------
 Printing and Forms: 0.85%
 Bowne & Co Inc. ............................           7,200            287,100
                                                                     -----------

 Publishing: 0.27%
 Meredith Corp. .............................           2,600             92,787
                                                                     -----------

ZWEIG GROWTH & INCOME FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                     Number            Value
                                                    of Shares         (Note 2)
--------------------------------------------------------------------------------

 Railroads: 0.85%
 GATX Corp. .................................           2,800(a)     $   203,175
 Kansas City Southern Industries, Inc. ......           2,700             85,725
                                                                     -----------
                                                                         288,900
                                                                     -----------
 Recreational Products: 0.12%
 Huffy Corp .................................           2,900             39,150
                                                                     -----------
 Restaurants: 1.78%
 CKE Restaurants Inc. .......................          12,050            507,606
 Piccadilly Cafeterias Inc. .................           1,400             18,375
*Ryan's Family Steak Houses Inc. ............           9,300             79,631
                                                                     -----------
                                                                         605,612
                                                                     -----------
 Retail Trade: 5.60%
*CompUSA Inc. ...............................           3,500            108,500
*Costco Companies Inc. ......................           4,100(a)         182,962
 Dayton Hudson Corp. ........................           1,600            108,000
*Dress Barn Inc. ............................           9,200(a)         261,050
*General Nutrition Companies., Class A ......           2,500             85,000
 Haverty Furniture Co., Inc. ................           5,700             76,950
 Hughes Supply Inc. .........................             450             15,722
*Officemax Inc. .............................           7,700            109,725
 Pier 1 Imports, Inc. .......................          11,450(a)         259,056
 Ross Stores Inc. ...........................           6,700            243,712
*Shopko Stores Inc. .........................          10,200            221,850
 TJX Companies Inc. .........................           6,700            230,312
                                                                     -----------
                                                                       1,902,839
                                                                     -----------
 Savings and Loan
   Associations: 1.35%
 Dime Bancorp Inc. ..........................           5,200            157,300
*Golden State Bancorp Inc. ..................           4,700            175,662
 H.F. Ahmanson & Co. ........................           1,900            127,181
                                                                     -----------
                                                                         460,143
                                                                     -----------
 Shipping: 0.57%
 Alexander & Baldwin, Inc. ..................           1,100             30,044
 Sea Containers Ltd., Class A ...............           2,900             92,800
 Stolt-Nielsen Co. ..........................           3,300             69,919
                                                                     -----------
                                                                         192,763
                                                                     -----------
 Shoes: 0.19%
 Justin Industries ..........................           4,700             64,038
                                                                     -----------
 Steel: 2.12%
 AK Steel Holding Corp. .....................           1,400             24,763
 British Steel Plc., ADR ....................           6,500            139,344
 Carpenter Technology Co. ...................           1,100             52,869
 Cleveland-Cliffs Inc. ......................           2,100             96,206
 Oregon Steel Mills, Inc. ...................           8,000(a)         170,500
 Texas Industries, Inc. .....................           2,500            112,500
 USX-U.S.Steel Group ........................           4,000            125,000
                                                                     -----------
                                                                         721,182
                                                                     -----------
 Supermarket Chains: 0.75%
 Fleming Companies Inc. .....................             600              8,062
 Great Atlantic & Pacific
   Tea Company, Inc. ........................           1,900             56,406
 Marsh Supermarkets Inc., Class A ...........           1,500             22,687
 Nash Finch Co. .............................           4,700             89,300
 Supervalu Inc. .............................           1,900             79,562
                                                                     -----------
                                                                         256,017
                                                                     -----------
 Telecommunications: 0.48%
 Comsat Corp. ...............................           3,400             82,450
 Telefonica de Espana, S.A., ADR ............             900             81,956
                                                                     -----------
                                                                         164,406
                                                                     -----------
 Tobacco: 1.32%
 RJR Nabisco Holdings Corp. .................           5,300            198,750
 Universal Corp. ............................           6,100            250,862
                                                                     -----------
                                                                         449,612
                                                                     -----------
 Trucking: 1.48%
 Arnold Industries Inc. .....................             100              1,725
 Cummins Engine Co. .........................           1,200             70,875
 PACCAR Inc. ................................           1,500             78,750
 Roadway Express, Inc. ......................           6,600            146,025
 Rollins Truck Leasing Co. ..................           3,700             66,137
*Yellow Corp. ...............................           5,500            138,187
                                                                     -----------
                                                                         501,699
                                                                     -----------

 Utilities: 15.92%
 Allegheny Energy Inc. ......................           1,600             52,000
 Aquarion Co. ...............................           1,400             48,387
 Atlantic Energy Inc. .......................           5,100            108,056
 Baltimore Gas & Electric Co. ...............           2,900             98,781
 Boston Edison Co. ..........................           5,200            196,950
 Central Hudson Gas & Electric Co. ..........           4,900            214,988
 Central Louisiana Electric Co. .............             400             12,950
 Central Maine Power Co. ....................           9,800            149,450
 CMS Energy Corp. ...........................           1,800             79,312
 Commonwealth Energy System .................           6,100            202,825
 Consolidated Edison Co.of
   New York, Inc. ...........................           1,500             61,500
 Delmarva Power & Light Co. .................           3,700             85,331
 Dominion Resources Inc. ....................           1,800             76,612
 DQE Inc. ...................................           2,200             77,275
 DTE Energy Co. .............................           1,600             55,500
 Eastern Utilities Associates ...............           2,800             73,500
 Edison International .......................           5,500(a)         149,531
 Enova Corp. ................................           2,700             73,069
 Entergy Corp. ..............................           6,100            182,619
 FPL Group Inc. .............................           1,700            100,619
 GPU Inc. ...................................           4,300(a)         181,138
 Green Mountain Power Corp. .................           3,200             58,600
 Houston Industries Inc. ....................           4,248            113,368
 Illinova Corp ..............................           2,400             64,650
 IPALCO Enterprises Inc. ....................             600             25,162
 Long Island Lighting Co. ...................           2,800             84,350
 MidAmerican Energy Holdings Co. ............           9,400(a)         206,800
 Minnesota Power & Light Co. ................           1,100             47,919
 Montana Power Co. ..........................           5,500            174,969
 New England Electric System ................           1,900             81,225
 New York State Electric & Gas Corp. ........           6,800(a)         241,400
 Northern States Power Co.(Minn.) ...........           1,500             87,375
 PECO Energy Co. ............................           3,500             84,875
 PG&E Corp. .................................           4,275            130,120
 Pinnacle West Capital Corp. ................           6,800(a)         288,150
 PP&L Resources, Inc. .......................           1,800             43,087
 Public Service Co. of New Mexico ...........           7,400            175,288
 Public Service Enterprises Group Inc. ......           3,500            110,906
 Rochester Gas & Electric Corp. .............           7,100            241,400
 Sigcorp Inc. ...............................           1,000             29,375
 TNP Enterprises Inc. .......................           6,900            229,425
 Unicom Corp. ...............................           1,700             52,275
 United Illuminating Co. ....................           4,100            188,344
 UtiliCorp United Inc. ......................           3,500            135,844
 Westcoast Energy Inc. ......................           8,000            184,000
 WPS Resources Corp. ........................           1,400             47,338
                                                                     -----------
                                                                       5,406,638
                                                                     -----------

 Wholesale Distributors: 0.36%
*VWR Scientific Products Corp. ..............           4,300            121,475
                                                                     -----------
                                                                         121,475
                                                                     -----------

 Total Common Stocks
   (Cost $27,915,130) ..........................................      31,702,054
                                                                     -----------

================================================================================

                                                       Principal
                                                          Amount
                                                       or Number       Value
                                                    of Contracts      (Note 2)
--------------------------------------------------------------------------------

 SHORT-TERM OBLIGATIONS: 1.03%

 United States Treasury Bills: 1.03%
   5.03%, 1/22/98 ...........................     $    50,000(a)     $    49,849
   5.16%, 1/22/98 ...........................         100,000(a)          99,685
   5.1925%, 1/22/98 .........................         200,000(a)         199,396
                                                                     -----------
                                                                         348,930
                                                                     -----------

 Total Short-Term Obligations
   (Cost $348,947) .............................................         348,930
                                                                     -----------

 REPURCHASE AGREEMENT: 4.20 %
 With Morgan Stanley & Co., Inc.,
   (dated 12/31/97), 6.76%, due 1/2/98
   (Repurchase proceeds $1,428,536);
   collateralized by: $1,429,870
   Federal National Mortgage Association
   Bonds, 7.461%, 8/1/2021
   (Market value $1,472,865) ................       1,428,000          1,428,000
                                                                     -----------

 Total Repurchase Agreement
   (Cost $1,428,000) ........................................          1,428,000
                                                                     -----------

 Total Investments in Securities
   (Cost $29,692,077) .......................................         33,478,984
                                                                     -----------

Net Unrealized Appreciation on
  Futures Contracts: 0.14 %
Standard & Poor's 500 March 1998
  long futures (b) ..........................               7            47,320
                                                                    -----------

Total Investments
  (Cost $29,692,077) ........................           98.70%       33,526,304
Other Assets ................................            1.51           514,019
                                                  -----------       -----------
  Total Assets ..............................          100.21%       34,040,323
  Total Liabilities (Note 5) ................           (0.21)          (73,215)
                                                  -----------       -----------
Net Assets (Note 6) .........................          100.00%      $33,967,108
                                                  ===========       ===========

Class A Shares
Net asset value ("NAV") and redemption price per share
 ($6,835,737/497,770 shares) ................................             $13.73
                                                                          ======
Maximum public offering price per share -
  NAV/(1 - maximum sales charge) ($13.73/.945) ..............             $14.53
                                                                          ======

Class B Shares
Net asset value and offering price per share
  ($11,919,836/868,133 shares) ..............................             $13.73
                                                                          ======
Redemption price per share ..................................                 **
                                                                          ======

Class C Shares
Net asset value and offering price per share
  ($13,525,083/986,212 shares) ..............................             $13.71
                                                                          ======
Redemption price per share ..................................                 **
                                                                          ======

Class I Shares
Net asset value, offering and redemption price per share
  ($1,686,452/122,445 shares) ...............................             $13.77
                                                                          ======

--------------------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held. (Note 3b)
(a)  Pledged as collateral for futures transactions.
(b) The market value of the long futures was $1,713,425 (representing 5.04% of the Fund's net assets) with a cost of $1,666,105.

For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $29,696,966 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation ..........................            $ 4,115,460
Gross unrealized depreciation ..........................               (286,122)
                                                                    -----------
Net unrealized appreciation ............................            $ 3,829,338
                                                                    ===========



                       See notes to financial statements.

ZWEIG FOREIGN EQUITY FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                      Number            Value
                                                     of Shares         (Note 2)
--------------------------------------------------------------------------------

 COMMON STOCKS: 65.84%

                                Australia: 2.28%

Conglomerates: 0.70%
Broken Hill Proprietary Co. Ltd. ...............           2,500       $  23,212
                                                                       ---------
Food and Beverages: 0.76%
Fosters Brewing Group Ltd. .....................          13,200          25,114
                                                                       ---------
Newspapers: 0.82%
News Corp. Ltd., Preferred .....................           5,500          27,214
                                                                       ---------
Total Australia ................................................          75,540
                                                                       ---------

                                 Austria: 2.36%

Conglomerates: 0.95%
Mayr-Melnhof Karton AG .........................             585          31,449
                                                                       ---------
Homebuilders: 1.16%
Universale-Bau AG ..............................           1,095          38,517
                                                                       ---------
Machinery and Equipment: 0.25%
Steyr-Daimler-Puch AG ..........................             310           8,307
                                                                       ---------
Total Austria ..................................................          78,273
                                                                       ---------

                                 Belgium: 2.74%

 Chemicals: 0.98%
 Solvay SA, Class A ............................             517          32,513
                                                                       ---------
 Metals and Mining: 0.90%
*Union Miniere SA ..............................             431          29,897
                                                                       ---------
 Retail Trade: 0.86%
 Delhaize le Lion SA ...........................             560          28,416
                                                                       ---------
 Total Belgium .................................................          90,826
                                                                       ---------

                                 Denmark: 1.63%

 Conglomerates: 0.48%
*Ostasiatiske Kompagni AS ......................           1,750          15,846
                                                                       ---------
 Food and Beverages: 0.59%
 Danisco AS ....................................             350          19,424
                                                                       ---------
 Telecommunications: 0.56%
 Tele Danmark AS, Class B ......................             300          18,621
                                                                       ---------
 Total Denmark .................................................          53,891
                                                                       ---------

                                 Finland: 1.53%

 Banks: 0.58%
*Merita Ltd., Class A ..........................           3,550          19,427
                                                                       ---------
 Forest and Paper Products: 0.47%
 *UPM-Kymmen OY ................................             775          15,513
                                                                       ---------
 Metals and Mining: 0.48%
 Outokumpu OY, Class A .........................           1,300          15,875
                                                                       ---------
 Total Finland .................................................          50,815
                                                                       ---------

                                  France: 6.41%
 Banks: 0.41%
 Societe Generale Paris ........................             100          13,631
                                                                       ---------

 Consumer Products and
   Services: 1.26%
 Cie Generale Des Eaux .........................             160          22,341
 L'oreal Co. ...................................              50          19,573
                                                                       ---------
                                                                          41,914
                                                                       ---------
 Electronics: 0.27%
 Alcatel Alsthom ...............................              50           6,358
*Schneider SA ..................................              50           2,716
                                                                       ---------
                                                                           9,074
                                                                       ---------
 Food and Beverages: 0.71%
 LVMH Moet Hennessy ............................             141          23,415
                                                                       ---------
 Insurance: 0.76%
 AXA UAP .......................................             324          25,081
                                                                       ---------
 Oil and Gas: 0.53%
 Societe Nationale Elf Aquitaine ...............             150          17,454
                                                                       ---------
 Retail Trade: 0.79%
 Carrefour .....................................              50          26,098
                                                                       ---------
 Telecommunications: 0.97%
*France Telecom SA .............................             888          32,223
                                                                       ---------
 Utilities: 0.71%
 Total SA, Class B .............................             217          23,627
                                                                       ---------
 Total France ..................................................         212,517
                                                                       ---------

                                 Germany: 6.67%

Automobiles: 1.39%
Daimler-Benz AG ................................             650          45,911
                                                                       ---------
Banks: 0.63%
Deutsche Bank AG ...............................             300          20,990
                                                                       ---------
Chemicals: 0.82%
BASF AG ........................................             400          14,282
Bayer AG .......................................             350          12,993
                                                                       ---------
                                                                          27,275
                                                                       ---------
Electronics: 1.18%
Siemens AG .....................................             650          39,223
                                                                       ---------
Insurance: 1.17%
Allianz AG Holding .............................             150          38,709
                                                                       ---------
Oil and Gas: 0.62%
Veba AG ........................................             300          20,439
                                                                       ---------
Pharmaceuticals: 0.58%
Schering AG ....................................             200          19,299
                                                                       ---------
Telecommunications: 0.28%
Deutsche Telekom AG ............................             500           9,260
                                                                       ---------
Total Germany ..................................................         221,106
                                                                       ---------

                                Hong Kong: 1.57%

Banks: 0.26%
Hang Seng Bank .................................             900           8,682
                                                                       ---------
Conglomerates: 0.38%
Hutchison Whampoa Ltd. .........................           2,000          12,545
                                                                       ---------
Real Estate: 0.42%
Sun Hung Kai Properties Ltd. ...................           2,000          13,938
                                                                       ---------
Telecommunications: 0.35%
Hong Kong Telecommunications ...................           5,600          11,528
                                                                       ---------
Tourism: 0.16%
Shangri-La Asia Ltd. ...........................           6,300           5,326
                                                                       ---------
Total Hong Kong ................................................          52,019
                                                                       ---------

                                  Italy: 5.42%

Automobiles: 0.26%
Fiat SPA .......................................           3,000           8,730
                                                                       ---------
Banks: 0.66%
Credito Italiano SPA ...........................           2,500           7,713
Istituto Banc San Paolo SPA ....................           1,500          14,338
                                                                       ---------
                                                                          22,051
                                                                       ---------

================================================================================

                                                      Number            Value
                                                     of Shares         (Note 2)
--------------------------------------------------------------------------------

Energy: 1.20%
Eni SPA ........................................           7,000       $  39,712
                                                                       ---------
Insurance: 1.70%
Assicurazioni Generali SPA .....................           1,500          36,864
Ras Riun Adriat Di Sicurt SPA ..................           2,000          19,627
                                                                       ---------
                                                                          56,491
                                                                       ---------
Telecommunications: 1.05%
Telecom Italia Mobile SPA ......................           7,500          34,637
                                                                       ---------
Utilities: 0.55%
Edison SPA .....................................           3,000          18,156
                                                                       ---------
Total Italy ....................................................         179,777
                                                                       ---------

                                  Japan: 1.98%
Chemicals: 0.08%
Dainippon Ink & Chemicals Ltd. .................           1,000           2,538
                                                                       ---------
Electronics: 1.58%
Hitachi Ltd. ...................................           1,000           7,153
Nintendo Corp. Ltd. ............................             300          29,534
Sharp Corp. ....................................           1,000           6,906
Sony Corp. .....................................             100           8,922
                                                                       ---------
                                                                          52,515
                                                                       ---------
Photographic Products: 0.32%
Fujitsu Ltd. ...................................           1,000          10,767
                                                                       ---------
Total Japan ....................................................          65,820
                                                                       ---------

                                  Mexico: 2.59%
 Retail Trade: 0.89%
*Cifra SA, Class V .............................          12,000          29,472
                                                                       ---------
 Telecommunications: 1.70%
 Telefonos De Mexico SA, Class L ...............          20,000          56,439
                                                                       ---------
 Total Mexico ..................................................          85,911
                                                                       ---------

                               Netherlands: 4.62%
Banks: 0.76%
ABN Amro Holding NV ............................           1,289          25,116
                                                                       ---------
Energy: 1.63%
Royal Dutch Petroleum NV .......................             984          54,024
                                                                       ---------
Finance: 0.70%
ING Groep NV ...................................             552          23,254
                                                                       ---------
Food and Beverages: 1.03%
Unilever NV ....................................             552          34,036
                                                                       ---------
Telecommunications: 0.50%
Kon. Ptt. Nederland NV .........................             400          16,693
                                                                       ---------
Total Netherlands ..............................................         153,123
                                                                       ---------

                                  Norway: 1.75%
Conglomerates: 0.37%
Aker RGI ASA ...................................             200           3,608
Orkla ASA, Class A .............................             100           8,614
                                                                       ---------
                                                                          12,222
                                                                       ---------
Energy: 1.03%
Norsk Hydro ASA ................................             700          34,135
                                                                       ---------
Transportation: 0.35%
Bergesen DY ASA, Class A .......................             500          11,801
                                                                       ---------
Total Norway ...................................................          58,158
                                                                       ---------

                                Singapore: 1.79%
Banks: 0.70%
Overseas Chinese Banking Corp. .................           4,000          23,265
                                                                       ---------
Conglomerates: 0.09%
Singapore Technologies Inc. ....................           3,000           2,866
                                                                       ---------
Real Estate: 0.28%
DBS Land Ltd. ..................................           6,000           9,187
                                                                       ---------
Telecommunications: 0.39%
Singapore Telecom Inc. .........................           7,000          13,045
                                                                       ---------
Tourism: 0.33%
Shangri-La Hotel Ltd. ..........................           6,000          10,968
                                                                       ---------
Total Singapore ................................................          59,331
                                                                       ---------

                                  Spain: 6.64%
Banks:2.51%
Banco Bilbao Vizcaya SA ........................           1,825          59,031
Banco De Santander SA ..........................             725          24,212
                                                                       ---------
                                                                          83,243
                                                                       ---------
Business Services: 0.20%
Autopistas Cesa Co. SA .........................             500           6,709
                                                                       ---------
Energy: 0.64%
Repsol Petroleo SA .............................             500          21,323
                                                                       ---------
Telecommunications: 1.34%
Telefonica De Espana SA ........................           1,550          44,238
                                                                       ---------
Tobacco: 0.24%
Tabacalera SA, Class A .........................             100           8,103
                                                                       ---------
Utilities: 1.71%
Empresa Nacionale de Electricidad SA ...........           1,925          34,164
Iberdrola SA ...................................           1,700          22,363
                                                                       ---------
                                                                          56,527
                                                                       ---------
Total Spain ....................................................         220,143
                                                                       ---------

                                  Sweden: 4.27%
Electronics: 2.49%
Ericsson LM, Class B ...........................           2,200          82,766
                                                                       ---------
Hospital and Healthcare: 1.78%
Astra AB, Class A ..............................           3,400          58,921
                                                                       ---------
Total Sweden ...................................................         141,687
                                                                       ---------

                               Switzerland: 5.37%
Banks: 0.90%
Credit Suisse Group ............................             100          15,495
Union Bank of Switzerland, Class B .............              10          14,480
                                                                       ---------
                                                                          29,975
                                                                       ---------
Business Services: 0.18%
Adecco SA ......................................              20           5,807
                                                                       ---------
Food and Beverages: 1.36%
Nestle SA ......................................              30          45,024
                                                                       ---------
Hospital and Healthcare: 2.37%
Novartis AG ....................................              30          48,747
Roche Holding AG ...............................               3          29,835
                                                                       ---------
                                                                          78,582
                                                                       ---------
Insurance: 0.56%
Schweiz Ruckversiche ...........................              10          18,731
                                                                       ---------
Total Switzerland ..............................................         178,119
                                                                       ---------

                              United Kingdom: 6.22%
Banks: 1.56%
Barclays Plc ...................................             500          13,286
HSBC Holdings ..................................             300           7,434
Lloyds Group Plc ...............................           2,400          31,039
                                                                       ---------
                                                                          51,759
                                                                       ---------

ZWEIG FOREIGN EQUITY FUND
================================================================================
Statement of Net Assets as of December 31, 1997 (continued)

                                                        Number
                                                     of Shares
                                                   or Principal         Value
                                                         Amount        (Note 2)
--------------------------------------------------------------------------------

Building Materials and Products: 0.19%
Wolseley Plc ...................................             800       $   6,358
                                                                       ---------
Consumer Products and
  Services: 0.88%
Glaxo Holdings Plc .............................             800          18,929
SmithKline Beecham, Class A ....................           1,000          10,292
                                                                       ---------
                                                                          29,221
                                                                       ---------
Engineering: 0.16%
Tarmac Plc .....................................           1,000           1,884
Taylor Woodrow Plc .............................           1,100           3,231
                                                                       ---------
                                                                           5,115
                                                                       ---------
Food and Beverages: 0.47%
Unilever Plc ...................................           1,800          15,445
                                                                       ---------
Oil and Gas: 1.03%
British Petroleum Plc ..........................           2,600          34,246
                                                                       ---------
Railroads: 0.05%
Railtrack Group Plc ............................             100           1,591
                                                                       ---------
Real Estate: 0.39%
Land Securities Plc ............................             800          12,900
                                                                       ---------
Retail Trade: 0.74%
Marks & Spencer Corp. ..........................           2,500          24,640
                                                                       ---------
Telecommunications: 0.62%
British Telecommunications Corp. ...............           2,600          20,524
                                                                       ---------
Utilities: 0.13%
Scottish Power Plc .............................             500           4,414
                                                                       ---------
Total United Kingdom ...........................................         206,213
                                                                       ---------
Total Common Stocks (Cost $2,177,847) ..........................       2,183,269
                                                                       ---------

UNITED STATES SHORT-TERM
  OBLIGATIONS: 29.63%
Federal Home Loan Bank, Discount Notes:
    5.75%, 1/2/98 (Cost $982,843) ..............       $ 983,000         982,686
                                                                       ---------
Total Investments in Securities
  (Cost $3,160,690) ............................................       3,165,955
                                                                       ---------
Net Unrealized Appreciation on Foreign Forward
  Currency Contracts (Note 4): 1.16% ...........................          38,310
                                                                       ---------


Total Investments
  (Cost $3,160,690) ............................           96.63%     3,204,265
Other Assets ...................................            3.69        122,324
                                                       ---------      ---------
  Total Assets .................................          100.32%     3,326,589
  Total Liabilities (Note 5) ...................           (0.32)       (10,646)
                                                       ---------      ---------
Net Assets (Note 6) ............................          100.00%     $3,315,943
                                                       =========      =========

--------------------------------------------------------------------------------

*    Non-income producing security.
**   Varies by length of time shares are held (Note 3b).

For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $3,160,690 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation .............................            $ 92,333
Gross unrealized depreciation .............................             (48,758)
                                                                       --------
Net unrealized appreciation ...............................            $ 43,575
                                                                       ========


                                                                           %Net
Industry Breakdown--Common Stock                         Value            Assets
--------------------------------------------------------------------------------

Automobiles ....................................       $  54,641           1.65%
Banks ..........................................         298,139           8.99%
Building Materials and Products ................           6,358           0.19%
Business Services ..............................          12,516           0.38%
Chemicals ......................................          62,326           1.88%
Conglomerates ..................................          98,140           2.96%
Consumer Products and Services .................          71,135           2.14%
Electronics ....................................         183,578           5.54%
Energy .........................................         149,194           4.50%
Engineering ....................................           5,115           0.15%
Finance ........................................          23,254           0.70%
Food and Beverages .............................         162,458           4.90%
Forest and Paper Products ......................          15,513           0.47%
Homebuilders ...................................          38,517           1.16%
Hospital and Healthcare ........................         137,503           4.15%
Insurance ......................................         139,012           4.19%
Machinery and Equipment ........................           8,307           0.25%
Metals and Mining ..............................          45,772           1.38%
Newspapers .....................................          27,214           0.82%
Oil and Gas ....................................          72,139           2.17%
Pharmaceuticals ................................          19,299           0.58%
Photographic Products ..........................          10,767           0.32%
Railroads ......................................           1,591           0.05%
Real Estate ....................................          36,025           1.09%
Retail Trade ...................................         108,626           3.28%
Telecommunications .............................         257,208           7.76%
Tobacco ........................................           8,103           0.24%
Tourism ........................................          16,294           0.49%
Transportation .................................          11,801           0.36%
Utilities ......................................         102,724           3.10%
                                                       ---------      ---------
                                                       $2,183,269         65.84%
                                                       =========      =========

--------------------------------------------------------------------------------

Class A Shares
Net asset value ("NAV") and redemption price per share
  ($413,898/36,136 shares) ......................................         $11.45
                                                                          ======
Maximum public offering price per share -
  NAV/(1- maximum sales charge) ($11.45/.945) ...................         $12.12
                                                                          ======

Class B Shares
Net asset value and offering price per share
  ($713,408/62,281 shares) ......................................         $11.45
                                                                          ======
Redemption price per share ......................................             **
                                                                          ======

Class C Shares
Net asset value and offering price per share
  ($1,176,775/102,741 shares) ...................................         $11.45
                                                                          ======
Redemption price per share ......................................             **
                                                                          ======

Class I Shares
Net asset value, offering and redemption price per share
  ($1,011,862/88,332 shares) ....................................         $11.46
                                                                          ======


                       See notes to financial statements.

ZWEIG GOVERNMENT FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                       Principal           Value
                                                          Amount        (Note 2)
--------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
  & AGENCY OBLIGATIONS: 90.19%
Federal Home Loan Mortgage Corp.,
  Modified Mtge.  Pass-Through
  Securities: 0.83%
    10.50%, 1/1/2001 ...........................      $   14,357      $   15,237
    10.50%, 6/1/2011 ...........................          89,769          98,381
    11.50%, 10/1/2015 ..........................          89,968         100,961
    12.00%, 11/1/2015 ..........................         106,040         120,057
                                                                      ----------
                                                                         334,636
                                                                      ----------

Federal National Mortgage Assn.,
  Modified Mtge.  Pass-Through
  Securities: 0.10%
    12.50%, 10/1/2014 ..........................          35,657          40,660
                                                                      ----------


Federal National Mortgage Assn.: 2.50%
    Deb., 8.25%, 12/18/2000 ....................         950,000       1,011,339
                                                                      ----------


Government National Mortgage Assn.,
  Modified Mtge.  Pass-Through
  Securities: 0.25%
    12.50%, 11/20/2013 .........................          20,853          23,760
    12.00%, 9/15/2015 ..........................          52,195          59,551
    8.00%, 8/15/2022 ...........................          17,912          18,594
                                                                      ----------
                                                                         101,905
                                                                      ----------


Private Export Funding Corp.: 2.57%
    7.90%, 3/31/2000 ...........................       1,000,000       1,043,434
                                                                      ----------


United States Treasury Bonds: 33.55%
    10.75%, 2/15/2003 ..........................       1,000,000       1,219,376
    10.75%, 5/15/2003 ..........................       2,000,000       2,456,252
    12.00%, 8/15/2013 ..........................       1,025,000       1,512,196
    7.25%, 8/15/2022 ...........................       5,000,000       5,776,565
    7.50%, 11/15/2024 ..........................       2,200,000       2,631,752
                                                                      ----------
                                                                      13,596,141
                                                                      ----------


United States Treasury Notes: 50.39%
    6.25%, 8/31/2000 ...........................       3,800,000       3,851,064
    6.375%, 8/15/2002 ..........................       1,200,000       1,231,501
    7.25%, 5/15/2004 ...........................       1,036,000       1,118,557
    6.875%, 5/15/2006 ..........................       7,900,000       8,457,945
    6.50%, 10/15/2006 ..........................       5,500,000       5,761,256
                                                                      ----------
                                                                      20,420,323
                                                                      ----------


Total United States Government &
  Agency Obligations (Cost $35,377,120) ........................      36,548,438
                                                                      ----------

REPURCHASE AGREEMENT: 8.59%
With Morgan Stanley & Co., Inc.,
  (dated 12/31/97), 6.76%, due
  1/2/98 (Repurchase proceeds
  $3,483,308); collateralized by:
  $3,518,897 Federal National Mortgage
  Association Bonds, 6.676%, 7/1/2027
  (Market value $3,564,993) ....................       3,482,000      3,482,000
                                                                     ----------
Total Repurchase Agreement
  (Cost $3,482,000) ............................................      3,482,000
                                                                     ----------
Total Investments
  (Cost $38,859,120 ) ..........................           98.78%    40,030,438
Other Assets ...................................            1.55        629,427
                                                      ----------     ----------
  Total Assets .................................          100.33%    40,659,865
  Total Liabilities (Note 5) ...................           (0.33)      (133,889)
                                                      ----------     ----------
Net Assets (Note 6) ............................          100.00%    $40,525,976
                                                      ==========     ==========
Weighted Average Duration ......................                      6.1 years
                                                                     ==========

Class A Shares
Net asset value ("NAV") and redemption price per share
 ($28,061,966/2,781,139 shares) ................................          $10.09
                                                                          ======
Maximum public offering price per share -
  NAV / (1- maximum sales charge ) ($10.09/.9525) ..............          $10.59
                                                                          ======

Class B Shares
Net asset value and offering price per share
  ($1,214,917/119,652 shares) ..................................          $10.15
                                                                          ======
Redemption price per share .....................................               *
                                                                          ======

Class C Shares
Net asset value and offering price per share
  ($10,198,655/1,011,623 shares) ...............................          $10.08
                                                                          ======
Redemption price per share .....................................               *
                                                                          ======

Class I Shares
Net asset value, offering and redemption price per share
  ($1,050,438/103,869 shares) ..................................          $10.11
                                                                          ======

--------------------------------------------------------------------------------

*    Varies by length of time shares are held. (Note 3b)

For Federal income tax purposes, the tax basis of investments owned at December 31, 1997 was $38,859,120 and net unrealized appreciation on investments consisted of:

Gross unrealized appreciation ..........................            $ 1,398,711
Gross unrealized depreciation ..........................               (227,393)
                                                                    -----------
Net unrealized appreciation ............................            $ 1,171,318
                                                                    ===========



                       See notes to financial statements.

ZWEIG CASH FUND
================================================================================
Statement of Net Assets as of December 31, 1997

                                                       Principal           Value
                                                          Amount        (Note 2)
--------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
  AGENCY OBLIGATIONS: 83.13%
Federal Farm Credit Bank,
  Discount Notes: 4.81%
    5.59%, 1/26/98 .............................      $3,000,000      $2,988,354
                                                                      ----------
Federal Home Loan Bank,
  Discount Notes: 8.02%
    5.50%, 1/23/98 .............................       3,000,000       2,989,917
    5.79%, 1/23/98 .............................       2,000,000       1,992,923
                                                                      ----------
                                                                       4,982,840
                                                                      ----------
Federal Home Loan Mortgage Corp.,
  Discount Notes: 28.78%
    5.71%, 1/21/98 .............................       2,000,000       1,993,656
    5.68%, 1/30/98 .............................       2,000,000       1,990,849
    5.63%, 2/6/98 ..............................       3,000,000       2,983,110
    5.50%, 2/11/98 .............................       3,000,000       2,981,208
    5.65%, 2/13/98 .............................       3,000,000       2,979,754
    5.50%, 2/17/98 .............................       3,000,000       2,978,458
    5.53%, 2/23/98 .............................       2,000,000       1,983,717
                                                                      ----------
                                                                      17,890,752
                                                                      ----------
Federal National Mortgage Assn.,
  Discount Notes: 41.52%
    5.48%, 1/15/98 .............................       2,000,000       1,995,738
    5.48%, 1/16/98 .............................       2,000,000       1,995,433
    5.76%, 1/21/98 .............................       2,000,000       1,993,600
    5.47%, 2/4/98 ..............................       4,000,000       3,979,336
    5.47%, 2/5/98 ..............................       5,000,000       4,973,410
    5.57%, 3/3/98 ..............................       3,000,000       2,971,686
    5.60%, 3/6/98 ..............................       2,000,000       1,980,089
    5.63%, 3/18/98 .............................       2,000,000       1,976,229
    5.50%, 3/20/98 .............................       2,000,000       1,976,167
    5.61%, 3/27/98 .............................       2,000,000       1,973,508
                                                                      ----------
                                                                      25,815,196
                                                                      ----------
Total United States Government
  Agency Obligations (Cost $51,677,142) ........................      51,677,142
                                                                      ----------

REPURCHASE
  AGREEMENTS: 17.48%

With Morgan Stanley & Co., Inc.
  (dated 12/31/97), 6.76%, due 1/2/98
  (Repurchase proceeds $7,871,955);
  collateralized by: $7,684,631 Federal
  National Mortgage Association Bonds,
  7.00% - 8.068%, 12/1/2012 - 2/1/2025
  (Market value $8,039,439) ....................       7,869,000       7,869,000


With Prudential Securities, Inc.
  (dated 12/31/97), 6.65%, due 1/2/98
  (Repurchase proceeds $3,001,108);
  collateralized by: $3,141,000,
  United States Treasury Bills, 5.16%,
  6/25/98 (Market value $3,060,380) ............       3,000,000       3,000,000
                                                                      ----------


Total Repurchase Agreements
  (Cost $10,869,000) ...........................................      10,869,000
                                                                      ----------


Total Investments
  (Cost $62,546,142) ......................           100.61%        62,546,142
Other Assets ..............................             2.01          1,250,313
                                                      ------        -----------
  Total Assets ............................           102.62%        63,796,455
  Total Liabilities (Note 5) ..............            (2.62)        (1,628,483)
                                                      ------        -----------

Net Assets (Note 6) .......................           100.00%       $62,167,972
                                                      ======        ===========


Net asset value, offering and redemption price per share
  (2,472,232 Class A Shares, 336,252 Class B Shares,
  2,660,634 Class C Shares, 99,562 Class I
  Shares and 56,599,292 Class M Shares) ....................               $1.00
                                                                           =====

Weighted average days to maturity ..........................                  34
                                                                           =====



                       See notes to financial statements.

ZWEIG SERIES TRUST
================================================================================
Statement of Operations for the Year Ended December 31, 1997 (In Thousands)

                                                                                                     Zweig
                                               Zweig        Zweig        Zweig   Zweig Growth      Foreign        Zweig       Zweig
                                            Strategy Appreciation      Managed       & Income       Equity   Government        Cash
                                                Fund         Fund       Assets           Fund      Fund***         Fund        Fund
                                           ---------    ---------    ---------      ---------    ---------    ---------   ---------
Investment Income:
Income:
    Dividends * ........................   $  21,678    $   7,595    $   5,569      $     466    $       1    $      --   $      --
    Interest ...........................       8,079        3,483       16,204**          292            8        2,821       3,333
-----------------------------------------------------------------------------------------------------------------------------------
        Total income ...................      29,757       11,078       21,773            758            9        2,821       3,333
-----------------------------------------------------------------------------------------------------------------------------------
Expenses: (Note 2)
    Advisory fees (Note 3) .............       9,154        5,195        5,454            160            3          258         303
    Distribution fees, Class A (Note 3)        1,692          827          341             14           --           90           9
    Distribution fees, Class B (Note 3)          610          138          117             65            1            8           4
    Distribution fees, Class C (Note 3)        5,945        2,278        4,167             91            1           88          10
    Distribution fees, Class M (Note 3)           --           --           --             --           --           --          31
    Transfer agent fees ................       1,322          617          574             43           --           88          67
    Amortization of organization
      expenses .........................          --           --          155              5           --           --          --
    Custodian fees .....................         162           84          364             34            2           14          18
    Portfolio accounting fees ..........         233          169          219             22            1           35           6
    Professional fees ..................         108           65           78             14           --            6           8
    Reports to shareholders ............         286          122          116              5           --           10          11
    Registration fees ..................          63           48           38             74            7           34          40
    Insurance ..........................          42           19           19              1           --            1           2
    Trustees' fees .....................          28           14           15              4            1            5           5
    Miscellaneous ......................          32           15           15              1           --            2           3
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses .................      19,677        9,591       11,672            533           16          639         517
    Less: Expenses reimbursed by
      investment adviser (Note 3) ......          --           --           --           (149)         (10)          --        (251)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses ...................      19,677        9,591       11,672            384            6          639         266
-----------------------------------------------------------------------------------------------------------------------------------
        Net investment income ..........      10,080        1,487       10,101            374            3        2,182       3,067
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gains
   (Losses) on Investments and
   Foreign Currency:
  Net realized gains (losses) :
    Security transactions ..............     227,875       85,630       38,798            982           (5)          77          --
    Futures and options transactions ...     (92,838)     (31,749)      (6,380)          (445)          --           --          --
    Short sales transactions ...........      (3,355)          --           --             --           --           --
    Currency transactions ..............          --           --       17,864             --           (6)          --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gains (losses) ........     131,682       53,881       50,282            537          (11)          77          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase in unrealized appreciation
  of investments and foreign currency ..      56,468       54,154       15,151          3,781           44          987          --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
on investments and foreign currency ....     188,150      108,035       65,433          4,318           33        1,064          --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations ............   $ 198,230    $ 109,522    $  75,534      $   4,692    $      36    $   3,246   $   3,067
===================================================================================================================================
 *Net of taxes withheld on foreign
      dividends ........................   $     435    $     135    $     492      $       3    $      --    $      --   $      --
===================================================================================================================================

 **  Net of taxes withheld on foreign interest of $196.

***  Commenced operations on November 24, 1997.



                       See notes to financial statements.

ZWEIG SERIES TRUST
================================================================================

Statement of Changes in Net Assets for the Years Ended December 31, 1997 and 1996 (in thousands)

                                                                                            Zweig                             Zweig
                                                                                    Strategy Fund                 Appreciation Fund
                                                                     ----------------------------      ----------------------------
                                                                            1997             1996             1997             1996
                                                                     ----------------------------      ----------------------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income .........................................     $    10,080      $    11,919      $     1,487      $     3,596
 Net realized gains (losses) on investments ....................         131,682           80,859           53,881           59,098
 Unrealized appreciation (depreciation) of investments
   and foreign currency ........................................          56,468           48,334           54,154            5,819
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting from operations ...................................         198,230          141,112          109,522           68,513
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
 Class A .......................................................          (6,761)          (7,570)          (1,474)          (2,921)
 Class B .......................................................            (297)            (126)              --              (16)
 Class C .......................................................          (2,955)          (4,367)              --             (775)
 Class I .......................................................             (14)              (3)             (19)              (5)
 Class M .......................................................              --               --               --               --
Distributions to shareholders from net realized
  gains on investments:
 Class A .......................................................         (56,611)         (42,767)         (19,748)         (34,739)
 Class B .......................................................          (7,516)          (2,917)          (1,403)            (984)
 Class C .......................................................         (59,242)         (45,605)         (16,881)         (27,713)
 Class I .......................................................            (105)             (65)            (180)            (271)
-----------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions to shareholders .............        (133,501)        (103,420)         (39,705)         (67,424)
-----------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions (Note 7):
 Net proceeds from sale of shares ..............................         146,735          286,753           62,499           71,443
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions .................         103,555           94,207           32,564           60,141
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         250,290          380,960           95,063          131,584
 Cost of shares redeemed .......................................        (325,599)        (261,535)        (102,831)         (95,266)
-----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets derived from capital
   share transactions ..........................................         (75,309)         119,425           (7,768)          36,318
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets .........................         (10,580)         157,117           62,049           37,407
NET ASSETS:
 Beginning of year .............................................       1,245,703        1,088,586          505,201          467,794
-----------------------------------------------------------------------------------------------------------------------------------
 End of year ...................................................     $ 1,235,123      $ 1,245,703      $   567,250      $   505,201
===================================================================================================================================

 Undistributed (overdistributed)
   net investment income .......................................     $      (119)     $      (172)     $      (341)     $      (335)
===================================================================================================================================


(1)  Commenced operations on November 26, 1996.
(2)  Commenced operations on November 24, 1997.



     See notes to financial statements.

====================================================================================================================================
                    Zweig            Zweig Growth &  Zweig Foreign                      Zweig                         Zweig
           Managed Assets               Income Fund    Equity Fund             Government Fund                     Cash Fund
 ------------------------        ------------------     -----------      ---------------------      ------------------------
      1997           1996          1997     1996(1)         1997(2)         1997          1996          1997            1996
 ------------------------        ------------------     -----------      ---------------------      ------------------------
  $ 10,101       $ 12,744       $   374      $    8          $    3      $ 2,182       $ 2,758      $  3,067        $   3,219
    50,282         31,187           537          (5)            (11)          77        (1,290)           --               --

    15,151          6,798         3,781          53              44          987        (2,075)           --               --
------------------------------------------------------------------------------------------------------------------------------------

    75,534         50,729         4,692          56              36        3,246          (607)        3,067            3,219
------------------------------------------------------------------------------------------------------------------------------------

        --         (4,262)         (107)         (3)             (1)      (1,566)       (1,935)         (140)            (169)
        --            (74)          (98)         (2)             --          (35)           (9)          (16)              (1)
        --        (12,584)         (145)         (3)             (1)        (556)         (784)         (165)            (188)
        --             (9)          (27)         --              (2)         (26)           --           (55)              (8)
        --             --            --          --              --           --            --        (2,691)          (2,853)

   (15,307)        (4,252)           --          --              --           --            --            --               --
    (2,356)          (218)           --          --              --           --            --            --               --
   (56,348)       (15,742)           --          --              --           --            --            --               --
      (349)          (105)           --          --              --           --            --            --               --
------------------------------------------------------------------------------------------------------------------------------------
   (74,360)       (37,246)         (377)         (8)             (4)      (2,183)       (2,728)       (3,067)          (3,219)
------------------------------------------------------------------------------------------------------------------------------------

    56,900         60,565        22,306      10,511           3,336        3,744         3,408       360,029          314,285

    56,413         31,988           310           6               3        1,275         1,609         1,727            1,962
------------------------------------------------------------------------------------------------------------------------------------
   113,313         92,553        22,616      10,517           3,339        5,019         5,017       361,756          316,247
  (125,455)      (224,314)       (2,775)       (754)            (55)     (14,248)      (14,976)     (354,188)        (318,281)
------------------------------------------------------------------------------------------------------------------------------------

   (12,142)      (131,761)       19,841       9,763           3,284       (9,229)       (9,959)        7,568           (2,034)
------------------------------------------------------------------------------------------------------------------------------------
   (10,968)      (118,278)       24,156       9,811           3,316       (8,166)      (13,294)        7,568           (2,034)

   550,264        668,542         9,811                                   48,692        61,986        54,600           56,634
------------------------------------------------------------------------------------------------------------------------------------
  $539,296       $550,264       $33,967      $9,811          $3,316      $40,526       $48,692      $ 62,168        $  54,600
====================================================================================================================================
  $    (94)      $ (2,677)      $    (3)     $   --          $   (1)     $    29       $    30      $     --        $      --
====================================================================================================================================

NOTES TO FINANCIAL STATEMENTS
================================================================================
December 31, 1997

Note 1--Organization

Zweig Series Trust (the "Trust"), organized as a Delaware business trust, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Trust presently consists of seven separate investment portfolios ("Series"): Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Growth & Income Fund, Zweig Foreign Equity Fund, Zweig Government Fund and Zweig Cash Fund. Each Series offers Class A, Class B, Class C and Class I Shares and Zweig Cash Fund also offers Class M Shares. The offering of Zweig Foreign Equity Fund commenced on November 24, 1997.

Note 2--Significant Accounting Policies

(a) General: Securities transactions are recorded on trade date. Realized gains and losses on sales of investments are determined on the identified cost basis for both financial reporting and income tax purposes. Distributions to shareholders and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Direct expenses are charged to each class or Series and general expenses are allocated in proportion to net assets. Organization expenses are amortized on a straight-line basis over the first 60 months of operations of a Series. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(b) Portfolio Valuation: Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available (of which there were none at December 31, 1997) are valued at fair value as determined under procedures approved by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). Zweig Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Act.

(c) Futures Contracts and Option Accounting Principles: Initial margin deposits on futures contracts are recorded as assets. The value of such contracts are "marked to market" daily and changes are recognized as unrealized gains or losses. Variation margin payments are recognized as assets or liabilities, depending upon whether unrealized gains or losses are incurred. When a futures contract is closed, the Series realizes a gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and its basis in the contract. When a Series writes an option, an amount equal to the premium received is recorded as an asset and a corresponding liability. The liability is subsequently "marked to market" daily. When an option written is exercised, the proceeds of sale of the underlying security are increased by the premium originally received and the Series realizes a gain or loss. When an option written expires or the Series enters into a closing purchase transaction, the liability is extinguished and the Series realizes a gain or loss.

(d) Foreign Currency Translation: Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Trust does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses.

(e) Short Sales: A short sale is a transaction in which a Series sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Series must borrow the security. A Series' obligation to replace the security borrowed and sold short will be fully secured at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Series' custodian. If the price of the security sold short increases between the time of the short sale and the time the Series replaces the borrowed security, the Series will incur a loss, and if the price declines during the period, the Series will realize a gain. Any gain will be decreased, and any incurred loss increased, by the amount of transaction costs. Dividends or interest that the Series pays in connection with such short sales are recorded as expenses. At December 31, 1997, there were no open short sales in any Series.

(f) Off-Balance-Sheet Risk, Repurchase Agreements and Derivatives: Foreign securities and forward foreign currency contracts may involve risks relating to the level of governmental supervision and regulation of foreign markets, and the possibility of political or economic instability. With respect to forward foreign currency contracts and repurchase agreements, losses may arise if the counterparty does not perform under the contract or agreement. The Trust's investment manager monitors the requirement that the market value of the securities used to collateralize a repurchase agreement exceed the dollar amount of the counterparty's obligation to repurchase. A Series' use of futures contracts, forward foreign currency contracts, options and short sales involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of net assets. These derivative financial instruments ("derivatives") are used to adjust the risk and return characteristics of a Series' portfolio. Derivatives are not used for the purpose of leverage. The objective in buying or selling a derivative instrument is to increase or decrease a Series' exposure to changing security prices, interest rates or currency exchange rates. If the Manager misjudges market conditions or employs a strategy that does not correlate well with the Series' other investments, use of these derivatives could result in a loss, regardless of the Manager's original intent to reduce risk.

================================================================================

(g) Federal Income Taxes: It is the policy of each Series to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income tax is required.

(h) Dividends and Distributions to Shareholders: Dividends and distributions are declared separately for each class of shares of a Series. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes. During the year ended December 31, 1997, Zweig Managed Assets reclassified $7,518,383 from accumulated net realized losses to undistributed net investment income .

At October 31, 1997 (each Series' tax fiscal year-end), Zweig Government Fund had capital loss carryforwards, including acquired loss carryforwards, of $2,631,923, $249,274, $7,227,155 and $1,010,121 expiring October 31, 1998, 1999,
2002 and 2004, respectively; available to offset any net capital gains subsequently realized, subject to certain limitations. During the year ended December 31, 1997, Zweig Government Fund reclassified $13,447,819 from accumulated net realized loss to capital paid-in due to the expiration of capital loss carryforwards.

Note 3-Investment Advisory Fees and Other Transactions with Affiliates

(a) Investment Manager: The Trust's investments are managed by Zweig/Glaser Advisers (the "Manager"). The Manager's investment advisory fee is based on the average daily net assets of each Series at the following annual rates: Zweig Strategy Fund and Zweig Growth & Income Fund - 0.75%; Zweig Appreciation Fund, Zweig Managed Assets and Zweig Foreign Equity Fund - 1.00%; Zweig Government Fund - 0.60%; and Zweig Cash Fund - 0.50%. The fees are accrued daily and paid monthly. Investment advisory fees for the year ended December 31, 1997 aggregated $20,527,924 before expense reimbursements.

The Manager has voluntarily undertaken to limit the expenses of Zweig Cash Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1998 to 0.35% of its average daily net assets. During the year ended December 31, 1997, the Manager's reimbursements to Zweig Cash Fund aggregated $251,453. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1998.

The Manager has voluntarily undertaken to limit the expenses of Zweig Growth & Income Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1998 to 1.00% of its average daily net assets. During the year ended December 31, 1997, the Manager's reimbursements to Zweig Growth & Income Fund aggregated $148,968. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1998.

The Manager has voluntarily undertaken to limit the expenses of Zweig Foreign Equity Fund (exclusive of taxes, interest, brokerage commissions, the distribution fees described below and extraordinary expenses) until April 30, 1998 to 1.50% of its average daily net assets. During the year ended December 31, 1997, the Manager's reimbursements to Zweig Foreign Equity Fund aggregated $10,260. The Manager reserves the right to discontinue this expense limitation at any time after April 30, 1998.

(b) Principal Distributor: Zweig Securities Corp. (the "Distributor") serves as principal distributor of shares of the Trust. The Trust's Class A Shares (excluding Zweig Cash Fund shares) are sold with an initial sales charge, Class B Shares and Class C Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge, and Class I Shares and Class M Shares are sold without a sales charge. During the year ended December 31, 1997, the Distributor's share of the initial and contingent deferred sales charges was $290,545 and $567,868, respectively.

Pursuant to a Rule 12b-1 plan of distribution, the Trust pays the Distributor a combined service and distribution fee equal to an annual rate of 0.30% of average daily net assets for each Series of Class A Shares, 1.00% for each Series of Class B Shares, and 1.00% for Class C Shares of Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Growth & Income Fund and Zweig Foreign Equity Fund, 0.75% for Class C Shares of Zweig Government Fund and 0.30% for Class C Shares of Zweig Cash Fund, respectively. A separate Rule 12b-1 distribution sharing plan for Class M Shares of Zweig Cash Fund provides that service organizations may be paid up to 0.30% of average daily net assets equally by the Class M Shares and the Manager. Class I Shares, which are available for purchase by tax-exempt retirement plans of the Distributor and its affiliates and certain institutional investors, do not have a Rule 12b-1 Plan.

During the year ended December 31, 1997, the Trust paid Zweig Securities Corp. brokerage commissions of $420,251 in connection with portfolio transactions effected by it.

One Trustee and all of the officers of the Trust are also officers of the Manager and/or the Distributor.

================================================================================

Note 4--Purchases and Sales of Securities and Forward Currency Contracts

     During the year ended Decenber 31, 1997, purchase and sale transactions of the Trust, excluding repurchase transactions, short-term obligations held to maturity, and futures contracts, were:

                                               Zweig             Zweig            Zweig   Zweig Growth          Zweig         Zweig
                                            Strategy      Appreciation          Managed       & Income Foreign Equity    Government
                                               Fund               Fund           Assets           Fund           Fund          Fund
                                         -----------        ----------       ----------      ---------       --------     ---------
Securities purchases ...........      $1,324,466,775      $350,152,690     $749,041,948    $40,630,946     $2,324,561   $44,341,946
Securities sales ...............       1,521,638,910       372,579,334      701,425,542     19,780,794        141,358    43,183,166

     Forward currency contracts outstanding at December 31, 1997, for Zweig Managed Assets were:

                                                                                                                     Net Unrealized
                                                                                      Settlement                       Appreciation
                                          Contracts to Deliver     In Exchange For          Date              Value  (Depreciation)
                                       -----------------------     ---------------       -------      -------------  --------------
Sales
   Australian Dollar ..........        A$           38,300,000       $  25,210,975       3/18/98      $ (24,999,726)    $   211,249
   Belgium Franc ..............        BEF         200,000,000           5,494,505       3/18/98         (5,422,464)         72,041
   Danish Krone ...............        DKr          74,300,000          11,054,903       3/18/98        (10,893,420)        161,483
   Finnish Markka .............        Fim          57,500,000          10,808,271       3/18/98        (10,608,623)        199,648
   French Franc ...............        ff          196,000,000          33,218,369       3/18/98        (32,724,047)        494,322
   German Deutsche Mark .......        DM           62,500,000          35,488,459       3/18/98        (34,914,369)        574,090
   Italian Lira ...............        Lira     43,000,000,000          24,751,763       3/18/98        (24,312,415)        439,348
   Netherlands Guilder ........        NLG          22,200,000          11,147,124       3/18/98        (11,002,289)        144,835
   Norwegian Krona ............        NOK          77,800,000          10,745,953       3/18/98        (10,599,589)        146,364
   Spanish Peseta .............        Pta       4,370,000,000          29,187,817       3/18/98        (28,729,372)        458,445
   Swedish Krona ..............        Skr          84,500,000          10,943,397       3/18/98        (10,671,765)        271,632
   Swiss Franc ................        Sf            8,000,000           5,649,718       3/18/98         (5,533,713)        116,005
   U.K. Pound Sterling ........       (pound)       16,000,000          26,028,800       3/18/98        (26,227,632)       (198,832)
                                                                     -------------                    -------------     -----------
                                                                     $ 239,730,054                    $(236,639,424)    $ 3,090,630
                                                                     =============                    =============     ===========
Purchases
   Australian Dollar ..........        $            25,141,555       A$ 38,300,000       3/18/98      $  24,999,726     $  (141,829)
                                       =======================                                        =============     ===========

Net Unrealized Appreciation on Foreign Forward Currency Contracts .................................................     $ 2,948,801
                                                                                                                        ===========

     Forward currency contracts outstanding at December 31, 1997, for Zweig Foreign Equity Fund were:

                                                                                      Settlement                     Net Unrealized
                                          Contracts to Deliver     In Exchange For          Date              Value    Appreciation
                                       -----------------------     ---------------       -------      -------------  --------------
Sales
   Australian Dollar ..........        A$              108,310       $      72,718       1/30/98      $     (70,624)    $     2,094
   Austrian Schilling .........        AS            1,005,329              81,010       1/30/98            (79,600)          1,410
   Belgium Franc ..............        BEF           3,340,294              92,574       1/30/98            (90,317)          2,257
   Canadian Dollar ............        Can$            100,279              70,969       1/30/98            (70,147)            822
   Danish Krone ...............        DKr             363,850              54,912       1/30/98            (53,222)          1,690
   Finnish Markka .............        Fim             285,016              54,392       1/30/98            (52,442)          1,950
   French Franc ...............        ff            1,265,889             214,043       1/30/98           (210,799)          3,244
   German Deutsche Mark .......        DM              384,573             217,428       1/30/98           (214,268)          3,160
   Italian Lira ...............        Lira        287,630,784             166,006       1/30/98           (162,637)          3,369
   Japanese Yen ...............       (Y)            8,849,074              68,757       1/30/98            (68,370)            387
   Netherlands Guilder ........        NLG             308,388             154,620       1/30/98           (152,414)          2,206
   Norwegian Krona ............        NOK             440,473              61,007       1/30/98            (59,857)          1,150
   Spanish Peseta .............        Pta          32,357,142             217,573       1/30/98           (212,443)          5,130
   Swedish Krona ..............        Skr           1,138,099             147,133       1/30/98           (143,561)          3,572
   Swiss Franc ................        Sf              250,403             175,666       1/30/98           (172,323)          3,343
   U.K. Pound Sterling ........       (pound)          126,287             209,981       1/30/98           (207,477)          2,504
                                                                     -------------                    -------------     -----------
                                                                     $   2,058,789                    $  (2,020,501)    $    38,288
                                                                     =============                    =============     ===========
Purchases
   Canadian Dollar ............        $                70,125        Can$ 100,279       1/30/98      $      70,147     $        22
                                       =======================                                        =============     ===========

Net Unrealized Appreciation on Foreign Forward Currency Contracts .................................................     $    38,310
                                                                                                                        ===========

Note 5--Liabilities--December 31, 1997 (in thousands)

                                        Zweig          Zweig         Zweig   Zweig Growth          Zweig          Zweig       Zweig
                                     Strategy   Appreciation       Managed       & Income Foreign Equity     Government        Cash
                                         Fund           Fund        Assets           Fund           Fund           Fund        Fund
                                     --------        -------       -------       --------       --------        -------     -------
Advisory fee ....................    $     50        $    31       $    29         $    1         $   --         $    1     $     2
Distribution and service fees ...         700            298           387             22              2             15           5
Capital shares redeemed .........       1,431            453         1,071             20             --             86       1,321
Dividends .......................          --             --            --             --             --             --         278
Securities purchased ............          28            169           199             --             --             --          --
Accrued expenses ................         474            247           302             30              9             32          22
                                     ----------------------------------------------------------------------------------------------
    Total Liabilities ...........    $  2,683        $ 1,198       $ 1,988         $   73         $   11         $  134     $ 1,628
                                     ==============================================================================================

================================================================================

Note 6--Net Assets--December 31, 1997 (in thousands)

                                                                                          Zweig        Zweig
                                                Zweig             Zweig        Zweig     Growth      Foreign         Zweig     Zweig
                                             Strategy      Appreciation      Managed   & Income       Equity    Government      Cash
                                                 Fund              Fund       Assets       Fund         Fund          Fund      Fund
                                           -----------        ---------    ---------    --------    --------       -------   -------
Net Assets consist of:
  Capital paid-in ......................   $   997,938        $ 398,715    $ 496,653    $ 29,604    $  3,284       $47,253   $62,168
  Undistributed
    (overdistributed)
    net investment income ..............          (119)            (341)         (94)         (3)         (1)           29        --
  Accumulated net realized
    gain (loss) ........................        38,148           19,648       (5,282)        532         (11)       (7,927)       --
  Net unrealized
    appreciation
    of investments .....................       199,156          149,228       48,019       3,834          44         1,171        --
                                           -----------------------------------------------------------------------------------------
                                           $ 1,235,123        $ 567,250    $ 539,296    $ 33,967    $  3,316       $40,526   $62,168
                                           =========================================================================================

Note 7--Capital Shares

     The Trust has unlimited authorized shares of beneficial interest ($0.10 par value), divided into Series and issued in classes (see Note 1). Capital share transactions for the years ended December 31, 1997 and 1996 are set forth below.

                                               Class A                  Class B                    Class C                 Class I
                                ----------------------    ---------------------  -------------------------    --------------------
                                     1997         1996         1997     1996(2)         1997          1996        1997      1996(3)
                                ---------   ----------    ---------   ---------  -----------   -----------    --------     -------
Zweig Strategy Fund
Sold .........................  2,807,598    5,310,565    2,096,572   2,674,142    4,383,171    11,001,933          10      55,405
Issued in reinvestment
  of dividends and
  distributions ..............  3,252,707    3,017,222      381,258     187,019    2,907,657     3,044,500       7,517       4,509
Redeemed ..................... (8,921,797)  (8,068,624)    (441,368)    (52,868) (11,191,028)   (9,152,149)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...... (2,861,492)     259,163    2,036,462   2,808,293   (3,900,200)    4,894,284       7,527      59,914
====================================================================================================================================
Zweig Appreciation Fund
Sold .........................  1,060,202    1,366,791      734,181     478,983    1,773,391     2,349,161          10     119,892
Issued in reinvestment
  of dividends and
  distributions ..............  1,003,794    2,080,245       67,139      60,465      719,068     1,645,320      10,840      17,411
Redeemed ..................... (3,337,609)  (3,223,564)    (108,903)    (11,560)  (2,605,708)   (2,475,552)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ...... (1,273,613)     223,472      692,417     527,888     (113,249)    1,518,929      10,850     137,303
====================================================================================================================================
Zweig Managed Assets
Sold .........................    742,760      935,264      877,242     488,970    2,570,807     3,156,176      20,576     213,961
Issued in reinvestment
  of dividends and
  distributions ..............  1,025,936      582,313      133,637      19,353    3,309,309     1,875,546      26,984       8,711
Redeemed ..................... (2,057,937)  (3,815,288)     (85,618)    (16,845)  (7,007,366)  (13,854,155)    (67,477)         --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ......   (289,241)  (2,297,711)     925,261     491,478   (1,127,250)   (8,822,433)    (19,917)    222,672
====================================================================================================================================
Zweig Growth & Income Fund (4)
Sold .........................    342,607      222,285      665,724     239,579      692,913       458,447     111,492       8,843
Issued in reinvestment
  of dividends ...............      7,885          265        5,498         112        9,040           177       2,097          13
Redeemed .....................    (73,249)      (2,023)     (39,965)     (2,815)    (112,060)      (62,305)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase .................    277,243      220,527      631,257     236,876      589,893       396,319     113,589       8,856
====================================================================================================================================
Zweig Foreign Equity Fund (5)
Sold .........................     40,901           --       62,246          --      102,702            --      88,192          --
Issued in reinvestment
  of dividends ...............         40           --           35          --           39            --         140          --
Redeemed .....................     (4,805)          --           --          --           --            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase .................     36,136           --       62,281          --      102,741            --      88,332          --
====================================================================================================================================
Zweig Government Fund
Sold .........................     75,151       72,327      105,575      60,506       96,406       211,764     101,214          --
Issued in reinvestment
  of dividends ...............     91,379      113,204        2,045         559       33,910        49,766       2,655          --
Redeemed .....................   (834,248)    (799,865)     (40,014)     (9,019)    (578,962)     (706,323)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ......   (667,718)    (614,334)      67,606      52,046     (448,646)     (444,793)    103,869          --
====================================================================================================================================
Zweig Cash Fund (1)
Sold .........................  2,563,843    3,251,313    1,317,811     267,603    3,683,651     6,804,176   1,359,182   1,497,941
Issued in reinvestment
  of dividends ...............    115,524      139,547       13,873       1,135      151,967       156,899      59,598       2,841
Redeemed ..................... (3,567,262)  (3,691,361)  (1,028,383)   (235,787)  (5,710,310)   (6,884,138) (2,720,000)   (100,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ......   (887,895)    (300,501)     303,301      32,951   (1,874,692)       76,937  (1,301,220)  1,400,782
====================================================================================================================================

(1) For the years ended December 31, 1997 and 1996, respectively, shares of Zweig Cash Fund Class M sold were 351,104,043 and 302,464,048; shares issued in reinvestment of dividends were 1,386,181 and 1,661,513; and shares redeemed were 341,161,977 and 307,369,088 for a net increase (decrease) of 11,328,247 and (3,243,527) shares, respectively.
(2)  Class B Shares commenced operations on April 8, 1996.
(3) Class I Shares commenced operations on November 1, 1996, except for Zweig Government Fund which commenced operations on July 14, 1997.
(4)  Zweig Growth & Income Fund commenced operations on November 26, 1996.
(5)  Zweig Foreign Equity Fund commenced operations on November 24, 1997.

Note 8--Borrowings

     The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not used the Line of Credit since it was established on July 21, 1997. If a Series uses the Line of Credit, it will be collateralized by that Series' portfolio.

FINANCIAL HIGHLIGHTS
================================================================================

     Selected Data for each share of capital stock outstanding throughout the years indicated

                                                                                                   Ratios           Average
                                 Net              Divi-  Distri-                               to Average        Commission
                            Realized     Total    dends  butions   Total                       Net Assets          Rate Per
                Net              and      from     from    from    Divi-     Net           ---------------  Port-  Share on      Net
              Asset      Net  Unreal   Invest-      Net     Net    dends   Asset                      Net   folio   Port-     Assets
              Value  Invest-    ized      ment  Invest- Realized     and   Value                   Invest-  Turn-   folio     End of
Year      Beginning     ment   Gains    Opera-     ment Capital  Distri-  End of     Total            ment   over  Trans-   Year (in
Ended       of Year   Income (Losses)    tions   Income   Gains  butions    Year Return*** Expenses Income   Rate actions thousands)
------     -------- -------- -------- --------  ------- ------- --------- ------   ------- ------   ------ --------------- ---------
 Zweig Strategy Fund Class A
   1997       $15.01   $0.20    $2.49    $2.69   $(0.19) $(1.74)  $(1.93)  $15.77   18.07%    1.24%   1.20%   126%  $0.0303 $565,721
   1996        14.51    0.20     1.68     1.88    (0.20)  (1.18)   (1.38)   15.01   13.00     1.28    1.27    181    0.0302  581,149
   1995        12.36    0.27     2.80     3.07    (0.37)  (0.55)   (0.92)   14.51   25.12     1.27    1.92     95    0.0290  558,286
   1994        12.52    0.24    (0.10)    0.14    (0.20)  (0.10)   (0.30)   12.36    1.14     1.40    1.90     70      N/A   424,805
   1993        13.60    0.13     1.72     1.85    (0.12)  (2.81)   (2.93)   12.52   14.97     1.43    1.00    359      N/A   405,884
 Zweig Strategy Fund Class B (3)
   1997        15.07    0.07     2.53     2.60    (0.07)  (1.74)   (1.81)   15.86   17.33     1.94    0.49    126    0.0303   76,820
   1996        15.12    0.06     1.13     1.19    (0.06)  (1.18)   (1.24)   15.07    7.88**   1.98*   0.57*   181    0.0302   42,317
 Zweig Strategy Fund Class C
   1997        15.04    0.07     2.52     2.59    (0.08)  (1.74)   (1.82)   15.81   17.30     1.94    0.50    126    0.0303  591,512
   1996        14.56    0.11     1.66     1.77    (0.11)  (1.18)   (1.29)   15.04   12.19     1.98    0.57    181    0.0302  621,334
   1995        12.35    0.16     2.82     2.98    (0.22)  (0.55)   (0.77)   14.56   24.26     1.97    1.22     95    0.0290  530,300
   1994        12.51    0.15    (0.10)    0.05    (0.11)  (0.10)   (0.21)   12.35    0.41     2.10    1.20     70      N/A   307,011
   1993        13.61    0.05     1.71     1.76    (0.05)  (2.81)   (2.86)   12.51   14.18     2.13    0.30    359      N/A   188,631
 Zweig Strategy Fund Class I (4)
   1997        15.07    0.23     2.54     2.77    (0.23)  (1.74)   (1.97)   15.87   18.52     0.94    1.50    126    0.0303    1,070
   1996        15.42    0.04     0.83     0.87    (0.04)  (1.18)   (1.22)   15.07    5.68**   0.98*   1.57*   181    0.0302      903
 Zweig Appreciation Fund Class A
   1997        15.90    0.10     3.67     3.77    (0.09)  (1.31)   (1.40)   18.27   23.83     1.52    0.61     77    0.0305  293,809
   1996        15.91    0.17     2.25     2.42    (0.17)  (2.26)   (2.43)   15.90   15.39     1.62    1.03     88    0.0293  275,935
   1995        13.54    0.16     3.05     3.21    (0.33)  (0.51)   (0.84)   15.91   24.00     1.63    1.10     68    0.0340  272,590
   1994        14.33    0.16    (0.43)   (0.27)   (0.06)  (0.46)   (0.52)   13.54   (1.83)    1.70    1.09     97      N/A   213,400
   1993        13.10    0.07     1.83     1.90    (0.06)  (0.61)   (0.67)   14.33   14.65     1.73    0.52     69      N/A   230,230
 Zweig Appreciation Fund Class B (3)
   1997        15.82   (0.02)    3.64     3.62      --    (1.31)   (1.31)   18.13   22.97     2.22   (0.13)    77    0.0305   22,122
   1996        16.34    0.03     1.74     1.77    (0.03)  (2.26)   (2.29)   15.82   11.01**   2.32*   0.33*    88    0.0293    8,350
 Zweig Appreciation Fund Class C
   1997        15.79   (0.02)    3.64     3.62      --    (1.31)   (1.31)   18.10   23.01     2.22   (0.09)    77    0.0305  248,584
   1996        15.83    0.06     2.22     2.28    (0.06)  (2.26)   (2.32)   15.79   14.54     2.32    0.33     88    0.0293  218,714
   1995        13.36    0.06     3.03     3.09    (0.11)  (0.51)   (0.62)   15.83   23.20     2.33    0.40     68    0.0340  195,204
   1994        14.19    0.06    (0.43)   (0.37)     --    (0.46)   (0.46)   13.36   (2.55)    2.40    0.39     97      N/A   139,397
   1993        13.01   (0.01)    1.80     1.79      --    (0.61)   (0.61)   14.19   13.84     2.43   (0.18)    69      N/A   105,957
 Zweig Appreciation Fund Class I (4)
   1997        16.04    0.15     3.71     3.86    (0.13)  (1.31)   (1.44)   18.46   24.17     1.22    0.90     77    0.0305    2,735
   1996        17.28    0.04     1.02     1.06    (0.04)  (2.26)   (2.30)   16.04    6.30**   1.32*   1.33*    88    0.0293    2,202
 Zweig Managed Assets Class A (1)
   1997        12.75    0.13     1.83     1.96      --    (1.99)   (1.99)   12.72   15.47     1.59    2.40    168    0.0262  110,908
   1996        12.48    0.35     0.86     1.21    (0.45)  (0.49)   (0.94)   12.75    9.80     1.64    2.64    187    0.0231  114,837
   1995        11.76    0.47     1.40     1.87    (0.75)  (0.40)   (1.15)   12.48   16.26     1.59    3.69    239    0.0314  141,110
   1994        12.38    0.33    (0.69)   (0.36)   (0.26)     --    (0.26)   11.76   (2.93)    1.68    2.70    299      N/A   154,441
   1993        11.34    0.22     1.13     1.35    (0.14)  (0.17)   (0.31)   12.38   11.98     1.67*   1.93*   196      N/A   121,620
 Zweig Managed Assets Class B (3)
   1997        12.90    0.04     1.84     1.88      --    (1.99)   (1.99)   12.79   14.67     2.29    1.70    168    0.0262   18,117
   1996        12.43    0.13     1.00     1.13    (0.17)  (0.49)   (0.66)   12.90    9.11**   2.34*   1.94*   187    0.0231    6,339
 Zweig Managed Assets Class C (1)
   1997        12.76    0.04     1.82     1.86      --    (1.99)   (1.99)   12.63   14.67     2.29    1.70    168    0.0262  407,625
   1996        12.49    0.27     0.85     1.12    (0.36)  (0.49)   (0.85)   12.76    9.03     2.34    1.94    187    0.0231  426,194
   1995        11.73    0.38     1.40     1.78    (0.62)  (0.40)   (1.02)   12.49   15.44     2.29    2.99    239    0.0314  527,432
   1994        12.36    0.23    (0.68)   (0.45)   (0.18)     --    (0.18)   11.73   (3.66)    2.38    2.00    299      N/A   570,710
   1993        11.34    0.15     1.13     1.28    (0.09)  (0.17)   (0.26)   12.36   11.34     2.37*   1.23*   196      N/A   429,088
 Zweig Managed Assets Class I (4)
   1997        12.99    0.09     1.96     2.05      --    (1.99)   (1.99)   13.05   15.88     1.29    2.70    168    0.0262    2,645
   1996        13.02    0.05     0.45     0.50    (0.04)  (0.49)   (0.53)   12.99    3.83**   1.34*   2.94*   187    0.0231    2,893
 Zweig Growth & Income Fund Class A (5)
   1997(14)    11.37    0.24     2.36     2.60    (0.24)     --    (0.24)   13.73   23.12     1.30    2.26    120   0.0307     6,836
   1996(13)    11.34    0.01     0.03     0.04    (0.01)     --    (0.01)   11.37    0.39**   1.30*   1.47*     2   0.0260     2,508
 Zweig Growth & Income Fund Class B (5)
   1997(14)    11.37    0.16     2.36     2.52    (0.16)     --    (0.16)   13.73   22.29     2.00    1.56    120   0.0307    11,920
   1996(13)    11.34    0.01     0.03     0.04    (0.01)     --    (0.01)   11.37    0.33**   2.00*   0.77*     2   0.0260     2,693
 Zweig Growth & Income Fund Class C (5)
   1997(14)    11.38    0.17     2.33     2.50    (0.17)     --    (0.17)   13.71   22.15     2.00    1.56    120   0.0307    13,525
   1996(13)    11.34    0.01     0.04     0.05    (0.01)     --    (0.01)   11.38    0.42**   2.00*   0.77*     2   0.0260     4,509
 Zweig Growth & Income Fund Class I (5)
   1997(14)    11.37    0.24     2.40     2.64    (0.24)     --    (0.24)   13.77   23.42     1.00    2.56    120   0.0307     1,686
   1996(13)    11.34    0.02     0.03     0.05    (0.02)     --    (0.02)   11.37    0.41**   1.00*   1.77*     2   0.0260       101
 Zweig Foreign Equity Fund Class A (7)
   1997(15)    11.34    0.01     0.11     0.12    (0.01)     --    (0.01)   11.45    1.09**   1.80*   1.20*    64*  0.0336       414
 Zweig Foreign Equity Fund Class B (7)
   1997(15)    11.34    0.01     0.11     0.12    (0.01)     --    (0.01)   11.45    1.03**   2.50*   0.50*    64*  0.0336       713
 Zweig Foreign Equity Fund Class C (7)
   1997(15)    11.34    0.01     0.11     0.12    (0.01)     --    (0.01)   11.45    1.03**   2.50*   0.50*    64*  0.0336     1,177

================================================================================

                                                                                                   Ratios           Average
                                 Net              Divi-  Distri-                               to Average        Commission
                            Realized     Total    dends  butions   Total                       Net Assets          Rate Per
                Net              and      from     from    from    Divi-     Net           ---------------  Port-  Share on      Net
              Asset      Net  Unreal   Invest-      Net     Net    dends   Asset                      Net   folio   Port-     Assets
              Value  Invest-    ized      ment  Invest- Realized     and   Value                   Invest-  Turn-   folio     End of
Year      Beginning     ment   Gains    Opera-     ment Capital  Distri-  End of     Total            ment   over  Trans-   Year (in
Ended       of Year   Income (Losses)    tions   Income   Gains  butions    Year Return*** Expenses Income   Rate actions thousands)
------     -------- -------- -------- --------  ------- ------- --------- ------   ------- ------   ------ --------------- ---------
 Zweig Foreign Equity Fund Class I (7)
   1997(15)   $11.34   $0.02    $0.12    $0.14   $(0.02)     --   $(0.02)  $11.46    1.22%**  1.50%*  1.50%*   64%*$0.0336   $ 1,012
 Zweig Government Fund Class A
   1997         9.81    0.52     0.28     0.80    (0.52)     --    (0.52)   10.09    8.42     1.36    5.26    128      N/A    28,062
   1996(12)    10.39    0.53    (0.58)   (0.05)   (0.53)     --    (0.53)    9.81   (0.42)    1.14    5.25    170      N/A    33,848
   1995         9.63    0.52     0.77     1.29    (0.53)     --    (0.53)   10.39   13.84     1.26    5.22    195      N/A    42,207
   1994        10.43    0.50    (0.79)   (0.29)   (0.51)     --    (0.51)    9.63   (2.83)    1.28    5.07    191      N/A    47,622
   1993        10.01    0.55     0.46     1.01    (0.59)     --    (0.59)   10.43   10.35     1.30    5.46    256      N/A    60,207
 Zweig Government Fund Class B(3)
   1997         9.86    0.46     0.26     0.72    (0.43)     --    (0.43)   10.15    7.55     2.06    4.56    128      N/A     1,215
   1996(12)     9.76    0.29     0.11     0.40    (0.30)     --    (0.30)    9.86    4.16**   1.84*   4.55*   170      N/A       513
 Zweig Government Fund Class C
   1997         9.81    0.48     0.27     0.75    (0.48)     --    (0.48)   10.08    7.86     1.81    4.81    128      N/A    10,199
   1996(12)    10.38    0.49    (0.58)   (0.09)   (0.48)     --    (0.48)    9.81   (0.82)    1.59    4.80    170      N/A    14,330
   1995         9.62    0.48     0.76     1.24    (0.48)     --    (0.48)   10.38   13.27     1.71    4.77    195      N/A    19,778
   1994        10.40    0.46    (0.79)   (0.33)   (0.45)     --    (0.45)    9.62   (3.18)    1.73    4.62    191      N/A    22,599
   1993        10.02    0.52     0.41     0.93    (0.55)     --    (0.55)   10.40    9.48     1.75    5.01    256      N/A    21,301
 Zweig Government Fund Class I (6)
   1997         9.88    0.26     0.23     0.49    (0.26)     --    (0.26)   10.11    5.01**   1.06*   5.56*   128      N/A     1,050
 Zweig Cash Fund Class A (2)
   1997(10)     1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    4.97     0.65    4.85    N/A      N/A     2,472
   1996(9)      1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    4.83     0.65    4.73    N/A      N/A     3,360
   1995(8)      1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.08     0.87    4.97    N/A      N/A     3,661
   1994         1.00    0.03       --     0.03    (0.03)     --    (0.03)    1.00    2.55**   0.62**  2.52**  N/A      N/A     4,303
 Zweig Cash Fund Class B (3)
   1997(10)     1.00    0.04       --     0.04    (0.04)     --    (0.04)    1.00    4.24     1.35    4.21    N/A      N/A       336
   1996(9)      1.00    0.03       --     0.03    (0.03)     --    (0.03)    1.00    3.03**   1.35*   4.03*   N/A      N/A        33
 Zweig Cash Fund Class C (2)
   1997(10)     1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    4.97     0.65    4.84    N/A      N/A     2,661
   1996(9)      1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    4.83     0.65    4.73    N/A      N/A     4,535
   1995(8)      1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.08     0.87    4.97    N/A      N/A     4,458
   1994         1.00    0.03       --     0.03    (0.03)     --    (0.03)    1.00    2.55**   0.61**  2.52**  N/A      N/A     5,040
 Zweig Cash Fund Class I (4)
   1997(10)     1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.28     0.35    5.10    N/A      N/A       100
   1996(9)      1.00    0.01       --     0.01    (0.01)     --    (0.01)    1.00    0.80**   0.35*   5.03*   N/A      N/A     1,401
 Zweig Cash Fund Class M (11)
   1997         1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.22     0.41    5.10    N/A      N/A    56,599
   1996         1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.09     0.40    4.98    N/A      N/A    45,271
   1995         1.00    0.05       --     0.05    (0.05)     --    (0.05)    1.00    5.32     0.64    5.20    N/A      N/A    48,515
   1994         1.00    0.04       --     0.04    (0.04)     --    (0.04)    1.00    3.67     0.70    3.58    N/A      N/A    78,149
   1993         1.00    0.03       --     0.03    (0.03)     --    (0.03)    1.00    2.86     0.70    2.83    N/A      N/A    92,471

----------
(1)  Commenced operations on February 8, 1993.
(2)  Commenced operations on May 1, 1994.
(3)  Commenced operations on April 8, 1996.
(4)  Commenced operations on November 1, 1996.
(5)  Commenced operations on November 26, 1996.
(6)  Commenced operations on July 14, 1997.
(7)  Commenced operations on November 24, 1997.
(8) During 1995, the Manager voluntarily reimbursed Zweig Cash Fund Class A and Class C $.005 and $.003 per share (0.47% and 0.28% ratio of expenses to average net assets), respectively.
(9) During 1996, the Manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.007, $.007, $.006 and $.004 per share (0.66%, 0.60%, 0.60% and 0.38% ratio of expenses to average net assets), respectively.
(10) During 1997, the Manager voluntarily reimbursed Zweig Cash Fund Class A, Class B, Class C and Class I $.011, $.058, $.01 and $.005 per share (1.09%, 6.14%, 1.00% and 0.47% ratio of expenses to average net assets), respectively.
(11) During 1997, 1996, 1995, 1994 and 1993, the Manager voluntarily reimbursed Zweig Cash Fund Class M $.003, $.003, $.001, $.002 and $.001 per share (0.30%,0.32%, 0.10%, 0.15% and 0.08% ratio of expenses to average net assets), respectively.
(12) During 1996, the Manager voluntarily reimbursed Zweig Government Fund Class A, Class B and Class C $.002, $.003 and $.002 per share ( 0.22%, 0.26% and 0.22% ratio of expenses to average net assets), respectively.
(13) During 1996, the Manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.021, $.021, $.020 and $.021 per share (2.07%, 2.07%, 2.07% and 2.07% ratio of expenses to average net assets), respectively.
(14) During 1997, the Manager voluntarily reimbursed Zweig Growth & Income Fund Class A, Class B, Class C and Class I $.08, $.08, $.08 and $.08 per share (0.70%, 0.70%, 0.70% and 0.70% ratio of expenses to average net assets), respectively.
(15) During 1997, the Manager voluntarily reimbursed Zweig Foreign Equity Fund Class A, Class B, Class C and Class I $.03, $.03, $.03 and $.03 per share (3.35%, 3.35%, 3.35% and 3.35% ratio of expenses to average net assets), respectively.
*    Annualized
**   Not Annualized
*** Total Return does not consider the effect of any initial or contingent deferred sales charge.

+    Based on the average  of the  number of shares outstanding during the year.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

The Shareholders and Board of Trustees of Zweig Series Trust:

     We have audited the accompanying statements of net assets of Zweig Series Trust (comprising the Zweig Strategy Fund, Zweig Appreciation Fund, Zweig
Managed Assets, Zweig Growth & Income Fund, Zweig Foreign Equity Fund, Zweig Government Fund and Zweig Cash Fund) as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended with respect to Zweig Strategy Fund, Zweig Appreciation Fund, Zweig Managed Assets, Zweig Government Fund and Zweig Cash Fund; the related statements of operations and changes in net assets and financial highlights for the year then ended, and the statement of changes in net assets and financial highlights for the period November 26, 1996 (commencement of operations) to December 31, 1996 with respect to Zweig Growth & Income Fund; and the related statements of operations and changes in net assets and financial highlights for the period November 24, 1997 (commencement of operations) to December 31, 1997 with respect to Zweig Foreign Equity Fund. These financial statements and financial highlights are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising Zweig Series Trust as of December 31, 1997, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

New York, New York
January 23, 1998

ZWEIG SERIES TRUST
================================================================================


Trustees                         Officers

James Balog                      Eugene J. Glaser
Claire B. Benenson               Chairman, Chief Executive Officer
S. Leland Dill                   and Trustee
Eugene J. Glaser
Donald B. Romans                 Martin E. Zweig
                                 President

                                 David Katzen
                                 Senior Vice President

                                 Barry M. Mandinach
                                 First Vice President

                                 Carlton B. Neel
                                 First Vice President

                                 Alfred J. Ratcliffe
                                 First Vice President & Treasurer

                                 Charles I. Leone
                                 First Vice President
                                    & Assistant Secretary

                                 Annemarie Gilly
                                 First Vice President

                                 Jeffrey Lazar
                                 Vice President

                                 Marc Baltuch
                                 Secretary

                                 Thomas Disbrow
                                 Assistant Vice President & Assistant Treasurer

                                 Beth Abraham
                                 Assistant Vice President

                                 Rhonda Berzner
                                 Assistant Vice President

================================================================================

Investment Manager

Zweig/Glaser Advisers
900 Third Avenue--31st Floor
New York, NY 10022-4728


Principal Distributor

Zweig Securities Corp.
900 Third Avenue--31st Floor
New York, NY 10022-4728


Custodian

The Bank of New York
48 Wall Street
New York, New York 10015


Transfer Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110


Servicing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171


Counsel

Shearman & Sterling
599 Lexington Avenue
New York, New York 10022


Independent Accountants

Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019



Design: The Blank Page, Inc. New York, NY

Zweig
Mutual Funds
900 Third Avenue
New York, NY 10022-4728














=================
      NEW
 ROTH IRA KIT
NOW AVAILABLE.    ==============================================================
  PLEASE CALL                    VISIT OUR WEBSITE AT WWW.ZWEIG.COM
1-800-272-2700.                  ===============================================
=================





[LOGO] This annual report is printed on recycled paper.

                                         (C) Zweig Securities Corp. Member NASD.
                                                                            T974